UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-05162

Exact name of registrant as specified in charter:	Delaware VIP® Trust

Address of principal executive offices:	610 Market Street
Philadelphia, PA 19106

Name and address of agent for service:	David F. Connor, Esq.
610 Market Street
Philadelphia, PA 19106

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2021

Item 1. Reports to Stockholders

Semiannual report

Delaware VIP® Trust

Delaware VIP Emerging Markets Series

June 30, 2021

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. Macquarie Investment Management (MIM) is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise.

The Series is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of June 30, 2021, and subject to change for events occurring after such date.

The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

The Series is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

This material may be used in conjunction with the offering of shares in Delaware VIP® Emerging Markets Series only if preceded or accompanied by the Series’ current prospectus or the summary prospectus.

© 2021 Macquarie Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Series expenses
For the six-month period from January 1, 2021 to June 30, 2021 (Unaudited)

The investment objective of the Series is to seek long-term capital appreciation.

As a shareholder of the Series, you incur ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from January 1, 2021 to June 30, 2021.

Actual expenses

The first section of the table shown, “Actual Series return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ expenses shown in the table reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

Expense analysis of an investment of $1,000

				Expenses
				Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/21 to
	1/1/21	6/30/21	Ratio	6/30/21*
Actual Series return†
Standard Class	$1,000.00	$1,073.00	1.26%	$6.48
Service Class	1,000.00	1,071.60	1.56%	8.01
Hypothetical 5% return (5% return before expenses)
Standard Class	$1,000.00	$1,018.55	1.26%	$6.31
Service Class	1,000.00	1,017.06	1.56%	7.80

*	“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Series’ expenses reflected above, the Series also indirectly bears its portion of the fees and expenses of the investment companies (Underlying Funds) in which it invests. The table above does not reflect the expenses of the Underlying Funds.

1

Security type / country and sector allocations
Delaware VIP Emerging Markets Series

As of June 30, 2021 (Unaudited)

Sector designations may be different from the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications.

Percentage
Security type / country	of net assets
Common Stock by Country	93.31%
Argentina	0.60%
Bahrain	0.10%
Brazil	6.30%
Chile	0.61%
China/Hong Kong	31.35%
India	6.90%
Indonesia	0.27%
Japan	0.45%
Malaysia	0.06%
Mexico	3.97%
Peru	0.42%
Philippines	0.23%
Republic of Korea	19.12%
Russia	5.01%
South Africa	0.05%
Taiwan	17.08%
Turkey	0.50%
United Kingdom	0.29%
Convertible Preferred Stock	0.04%
Preferred Stock	6.23%
Warrants	0.01%
Participation Notes	0.00%
Short-Term Investments	0.56%
Total Value of Securities	100.15%
Liabilities Net of Receivables and Other
Assets	(0.15%)
Total Net Assets	100.00%

Common stock, participation notes, and preferred	Percentage
stock by sector◆	of net assets
Communication Services	17.27%
Consumer Discretionary	10.15%
Consumer Staples	12.44%
Energy	10.90%
Financials	4.13%
Healthcare	0.97%
Industrials	0.66%
Information Technology*	38.52%
Materials	3.08%
Real Estate	0.66%
Utilities	0.76%
Total	99.54%

◆	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
*

To monitor compliance with the Series’ concentration guidelines, the Information Technology sector (as disclosed herein for financial reporting purposes) is divided into various subcategories or “industries,” in this case, Electronics, Internet, Electronic Components-Semiconductors Semiconductor Components-Integrated Circuits, and Transportation. As of June 30, 2021, such amounts, as a percentage of total net assets, were 2.02%, 5.09%, 20.42%, 10.84%, and 0.15% respectively. The percentage in any such single industry will comply with the Series’ concentration policy even if the percentage in the Information Technology sector for financial reporting purposes may exceed 25%.

2

Schedule of investments
Delaware VIP® Trust — Delaware VIP Emerging Markets Series

June 30, 2021 (Unaudited)

	Number of
	shares	Value (US $)
Common Stock – 93.31%Δ
Argentina – 0.60%
Cablevision Holding GDR	262,838	$573,661
Cresud ADR †	326,731	1,953,851
Grupo Clarin GDR
Class B #, †	77,680	60,403
IRSA Inversiones y
Representaciones
ADR †	489,445	1,815,841
IRSA Propiedades
Comerciales ADR	19,080	202,248
		4,606,004
Bahrain – 0.10%
Aluminium Bahrain GDR
#, †	91,200	777,635
		777,635
Brazil – 6.30%
AES Brasil Energia	310,668	869,456
Arcos Dorados Holdings
Class A †	276,528	1,650,872
B2W Cia Digital †	1,521,448	20,341,850
Banco Bradesco ADR	805,965	4,134,600
Banco Santander Brasil
ADR	53,466	438,421
BRF ADR †	788,900	4,315,283
Itau Unibanco Holding
ADR	1,049,325	6,306,443
Rumo †	217,473	839,495
Telefonica Brasil ADR	272,891	2,319,573
TIM ADR	155,003	1,785,635
Vale	149,527	3,398,314
Vale ADR	97,965	2,234,582
		48,634,524
Chile – 0.61%
Sociedad Quimica y
Minera de Chile ADR	100,000	4,733,000
		4,733,000
China/Hong Kong – 31.35%
Alibaba Group Holding †	139,600	3,955,540
Alibaba Group Holding
ADR †	137,900	31,272,962
Anhui Conch Cement
Class H	619,500	3,287,276
Baidu ADR †	49,719	10,137,704
BeiGene †	167,800	4,564,399
China Petroleum &
Chemical ADR	31,177	1,590,339
DiDi Global ADR †	81,500	1,152,410
iQIYI ADR †	59,542	927,664
JD.com ADR †	350,000	27,933,500
Joinn Laboratories China
Class H #	6,860	110,441
Kunlun Energy	3,360,900	3,099,319
Kweichow Moutai
Class A	111,913	35,622,262
New Oriental Education
& Technology Group
ADR †	161,900	1,325,961
Ping An Insurance Group
Co. of China Class H	324,000	3,173,525
Sohu.com ADR †	429,954	7,997,145
TAL Education Group
ADR †	50,701	1,279,186
Tencent Holdings	720,000	54,155,558
Tencent Music
Entertainment Group
ADR †	159	2,461
Tianjin Development
Holdings	35,950	7,871
Tingyi Cayman Islands
Holding	1,582,000	3,158,173
Trip.com Group ADR †	120,588	4,276,051
Tsingtao Brewery
Class H	797,429	8,586,101
Uni-President China
Holdings	2,800,000	3,090,556
Weibo ADR †	40,000	2,104,800
Wuliangye Yibin Class A	630,892	29,085,796
Zhihu ADR †	15,600	211,536
		242,108,536
India – 6.90%
Indiabulls Real Estate
GDR =, †	44,628	70,727
Natco Pharma	185,519	2,818,726
Reliance Industries	859,880	24,416,867
Reliance Industries GDR
#	452,657	25,620,386
Sify Technologies ADR †	91,200	330,144
		53,256,850
Indonesia – 0.27%
Astra International	6,029,400	2,054,154
		2,054,154
Japan – 0.45%
Renesas Electronics †	324,700	3,510,191
		3,510,191

3

Schedule of investments
Delaware VIP® Trust — Delaware VIP Emerging Markets Series

	Number of
	shares	Value (US $)
Common StockΔ (continued)
Malaysia – 0.06%
UEM Sunrise †	4,748,132	$446,049
		446,049
Mexico – 3.97%
America Movil ADR
Class L	162,815	2,442,225
Banco Santander Mexico
ADR	276,900	1,738,932
Becle	1,571,000	4,151,715
Cemex ADR †	469,537	3,944,111
Coca-Cola Femsa ADR	75,784	4,011,247
Fomento Economico
Mexicano ADR	19,186	1,621,409
Grupo Financiero
Banorte Class O	440,979	2,839,574
Grupo Lala	606,200	498,121
Grupo Televisa ADR	656,458	9,374,220
		30,621,554
Peru – 0.42%
Cia de Minas
Buenaventura ADR †	356,605	3,227,275
		3,227,275
Philippines – 0.23%
Monde Nissin #, †	5,257,000	1,779,077
		1,779,077
Republic of Korea – 19.12%
Fila Holdings	101,760	5,259,008
LG Uplus	250,922	3,420,195
Samsung Electronics	671,359	48,109,640
Samsung Life Insurance	66,026	4,678,662
SK Hynix	360,000	40,758,336
SK Telecom	52,491	14,915,526
SK Telecom ADR	971,935	30,528,479
		147,669,846
Russia – 5.01%
ENEL RUSSIA PJSC GDR	15,101	8,265
Etalon Group GDR #, †	354,800	576,905
Gazprom PJSC ADR	1,043,900	7,956,606
Mail.Ru Group GDR †	71,300	1,615,658
Rosneft Oil PJSC GDR	1,449,104	11,216,065
Sberbank of Russia PJSC
=	2,058,929	8,607,098
Surgutneftegas PJSC
ADR	294,652	1,462,063
T Plus PJSC =	25,634	0
Yandex Class A †	101,902	7,209,566
		38,652,226
South Africa – 0.05%
Sun International †	210,726	268,720
Tongaat Hulett †	182,915	111,312
		380,032
Taiwan – 17.08%
Hon Hai
Precision Industry	3,881,564	15,602,877
MediaTek	1,045,000	36,080,395
Taiwan Semiconductor
Manufacturing	3,756,864	80,227,334
		131,910,606
Turkey – 0.50%
Turkcell Iletisim
Hizmetleri	677,165	1,252,173
Turkiye Sise ve Cam
Fabrikalari	3,008,750	2,640,118
		3,892,291
United Kingdom – 0.29%
Griffin Mining †	1,642,873	2,227,135
		2,227,135
Total Common Stock
(cost $432,613,139)		720,486,985

Convertible Preferred Stock – 0.04%
Republic of Korea – 0.04%
CJ	4,204	337,096
Total Convertible Preferred Stock
(cost $470,722)		337,096

Preferred Stock – 6.23%Δ
Brazil – 0.68%
Centrais Eletricas
Brasileiras Class B
10.19% **	216,779	1,885,888
Petroleo Brasileiro ADR
2.73% **	285,509	3,371,861
		5,257,749
Republic of Korea – 4.45%
CJ 3.15% **	28,030	1,620,346
Samsung Electronics
3.62% **	499,750	32,705,745
		34,326,091

4

	Number of
	shares	Value (US $)
Preferred StockΔ (continued)
Russia – 1.10%
Transneft PJSC 6.65% =,
**	3,606	$8,523,721
		8,523,721
Total Preferred Stock
(cost $16,880,353)		48,107,561

Warrants – 0.01%
Irsa Inversiones y
Representaciones
exercise price 0.19,
expiration date
3/5/26	594,450	112,946
Total Warrants
(cost $0)		112,946

Participation Notes – 0.00%
Lehman Indian Oil
CW 12 LEPO =	100,339	0
Lehman Oil & Natural
Gas
CW 12 LEPO =	146,971	0
Total Participation Notes
(cost $4,952,197)		0

Short-Term Investments – 0.56%
Money Market Mutual Funds – 0.56%
BlackRock FedFund –
Institutional Shares
(seven-day effective
yield 0.03%)	1,073,710	1,073,710
Fidelity Investments
Money Market
Government Portfolio
– Class I (seven-day
effective yield 0.01%)	1,073,709	1,073,709
GS Financial Square
Government Fund –
Institutional Shares
(seven-day effective
yield 0.02%)	1,073,709	1,073,709
Morgan Stanley
Government Portfolio
– Institutional Share
Class (seven-day
effective yield 0.00%)	1,073,709	1,073,709
Total Short-Term Investments
(cost $4,294,837)		4,294,837
Total Value of
Securities–100.15%
(cost $459,211,248)		$773,339,425

Δ	Securities have been classified by country of origin. Aggregate classification by business sector has been presented on page 2 in “Security type / country and sector allocations.”
†	Non-income producing security.
#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2021, the aggregate value of Rule 144A securities was $28,924,847, which represents 3.75% of the Series’ net assets. See Note 8 in “Notes to financial statements.”

=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
**	Perpetual security with no stated maturity date.

Summary of abbreviations:
ADR – American Depositary Receipt
GDR – Global Depositary Receipt
GS – Goldman Sachs
LEPO – Low Exercise Price Option
PJSC – Private Joint Stock Company

See accompanying notes, which are an integral part of the financial statements.

5

Statement of assets and liabilities
Delaware VIP® Trust — Delaware VIP Emerging Markets Series

June 30, 2021 (Unaudited)

Assets:
Investments, at value*		$773,339,425
Cash		43,809
Foreign currencies, at valueΔ		66,612
Dividends receivable		2,471,297
Receivable for series shares sold		323,265
Foreign tax reclaims receivable		1,818
Total Assets		776,246,226
Liabilities:
Foreign capital gains tax payable		1,696,954
Payable for securities purchased		1,141,000
Investment management fees payable to affiliates		718,219
Custodian fees payable		239,309
Distribution fees payable to affiliates		98,362
Reports and statements to shareholders expenses payable to non-affiliates		59,527
Payable for series shares redeemed		45,808
Other accrued expenses		44,306
Audit and tax fees payable		16,146
Dividend disbursing and transfer agent fees and expenses payable to affiliates		4,797
Trustees’ fees and expenses payable to affiliates		2,592
Accounting and administration expenses payable to affiliates		2,563
Legal fees payable to affiliates		2,440
Reports and statements to shareholders expenses payable to affiliates		612
Total Liabilities		4,072,635
Total Net Assets		$772,173,591

Net Assets Consist of:
Paid-in capital		$463,911,877
Total distributable earnings (loss)		308,261,714
Total Net Assets		$772,173,591

Net Asset Value
Standard Class:
Net assets		$377,879,256
Shares of beneficial interest outstanding, unlimited authorization, no par		12,060,331
Net asset value per share		$31.33
Service Class:
Net assets		$394,294,335
Shares of beneficial interest outstanding, unlimited authorization, no par		12,618,600
Net asset value per share		$31.25
____________________
*	Investments, at cost	$459,211,248
Δ	Foreign currencies, at cost	67,035

See accompanying notes, which are an integral part of the financial statements.

6

Statement of operations
Delaware VIP® Trust — Delaware VIP Emerging Markets Series

Six months ended June 30, 2021 (Unaudited)

Investment Income:
Dividends	$8,453,823
Foreign tax withheld	(1,192,356)
7,261,467

Expenses:
Management fees	4,632,474
Distribution expenses — Service Class	584,287
Custodian fees	173,793
Accounting and administration expenses	78,204
Reports and statements to shareholders expenses	41,145
Dividend disbursing and transfer agent fees and expenses	30,697
Legal fees	23,759
Audit and tax fees	17,914
Trustees’ fees and expenses	15,203
Other	10,451
5,607,927
Less expenses waived	(283,816)
Less expenses paid indirectly	(1)
Total operating expenses	5,324,110
Net Investment Income	1,937,357
Net Realized and Unrealized Loss:
Net realized loss on:
Investments[1]	(5,969,269)
Foreign currencies	(36,305)
Foreign currency exchange contracts	(17,755)
Net realized loss	(6,023,329)
Net change in unrealized appreciation (depreciation) of:
Investments[1]	56,567,164
Foreign currencies	(16,864)
Net change in unrealized appreciation (depreciation)	56,550,300
Net Realized and Unrealized Gain	50,526,971
Net Increase in Net Assets Resulting from Operations	$52,464,328

[1]	Includes $(79) capital gains tax paid and $(1,696,954) capital gains tax accrued.

See accompanying notes, which are an integral part of the financial statements.

7

Statements of changes in net assets
Delaware VIP® Trust — Delaware VIP Emerging Markets Series

	Six months
	ended
	6/30/21	Year ended
	(Unaudited)	12/31/20
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,937,357	$1,790,192
Net realized gain (loss)	(6,023,329)	12,463,755
Net change in unrealized appreciation (depreciation)	56,550,300	134,262,854
Net increase in net assets resulting from operations	52,464,328	148,516,801

Dividends and Distributions to Shareholders from:
Distributable earnings:
Standard Class	(2,707,604)	(8,232,867)
Service Class	(1,921,987)	(7,811,796)
	(4,629,591)	(16,044,663)

Capital Share Transactions:
Proceeds from shares sold:
Standard Class	30,591,115	32,698,341
Service Class	16,689,486	22,978,468

Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	2,707,604	8,232,867
Service Class	1,921,987	7,811,796
	51,910,192	71,721,472
Cost of shares redeemed:
Standard Class	(17,232,890)	(92,309,163)
Service Class	(29,017,484)	(79,894,429)
	(46,250,374)	(172,203,592)
Increase (decrease) in net assets derived from capital share transactions	5,659,818	(100,482,120)
Net Increase in Net Assets	53,494,555	31,990,018

Net Assets:
Beginning of period	718,679,036	686,689,018
End of period	$772,173,591	$718,679,036

See accompanying notes, which are an integral part of the financial statements.

8

Financial highlights
Delaware VIP® Emerging Markets Series Standard Class

Selected data for each share of the Series outstanding throughout each period were as follows:

	Six months
	ended
	6/30/21[1]	Year ended
	(Unaudited)	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$29.42	$24.27	$20.36	$25.06	$17.94	$16.27

Income (loss) from investment operations
Net investment income[2]	0.10	0.10	0.19	0.16	0.53	0.09
Net realized and unrealized gain (loss)	2.05	5.65	4.35	(3.98)	6.72	2.15
Total from investment operations	2.15	5.75	4.54	(3.82)	7.25	2.24

Less dividends and distributions from:
Net investment income	(0.10)	(0.18)	(0.15)	(0.80)	(0.13)	(0.19)
Net realized gain	(0.14)	(0.42)	(0.48)	(0.08)	—	(0.38)
Total dividends and distributions	(0.24)	(0.60)	(0.63)	(0.88)	(0.13)	(0.57)

Net asset value, end of period	$31.33	$29.42	$24.27	$20.36	$25.06	$17.94
Total return[3]	7.30% [4]	25.09% [4]	22.63% [4]	(15.81% )	40.55% [4]	13.93% [4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$377,879	$339,348	$328,524	$236,592	$291,019	$196,918
Ratio of expenses to average net assets[5]	1.26%	1.28%	1.30%	1.34%	1.36%	1.37%
Ratio of expenses to average net assets prior to fees waived[5]	1.34%	1.36%	1.34%	1.34%	1.38%	1.40%
Ratio of net investment income to average net assets	0.67%	0.44%	0.86%	0.71%	2.40%	0.53%
Ratio of net investment income to average net assets prior to fees waived	0.59%	0.36%	0.82%	0.71%	2.38%	0.50%
Portfolio turnover	2%	3%	20%	11%	6%	8%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.
[4]	Total return during the period shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Series invests.

See accompanying notes, which are an integral part of the financial statements.

9

Financial highlights
Delaware VIP® Emerging Markets Series Service Class

Selected data for each share of the Series outstanding throughout each period were as follows:

	Six months
	ended	Year ended
	6/30/21[1]	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$29.31	$24.17	$20.28	$24.97	$17.88	$16.21

Income (loss) from investment operations
Net investment income[2]	0.06	0.03	0.12	0.10	0.48	0.05
Net realized and unrealized gain (loss)	2.04	5.64	4.34	(3.97)	6.69	2.14
Total from investment operations	2.10	5.67	4.46	(3.87)	7.17	2.19

Less dividends and distributions from:
Net investment income	(0.02)	(0.11)	(0.09)	(0.74)	(0.08)	(0.14)
Net realized gain	(0.14)	(0.42)	(0.48)	(0.08)	—	(0.38)
Total dividends and distributions	(0.16)	(0.53)	(0.57)	(0.82)	(0.08)	(0.52)

Net asset value, end of period	$31.25	$29.31	$24.17	$20.28	$24.97	$17.88
Total return[3]	7.16%	24.69%	22.25%	(16.03% )	40.22%	13.68%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$394,295	$379,331	$358,165	$323,530	$386,207	$310,258
Ratio of expenses to average net assets[4]	1.56%	1.58%	1.60%	1.62%	1.61%	1.62%
Ratio of expenses to average net assets prior to fees waived[4]	1.64%	1.66%	1.64%	1.64%	1.68%	1.70%
Ratio of net investment income to average net assets	0.37%	0.14%	0.56%	0.43%	2.15%	0.28%
Ratio of net investment income to average net assets prior to fees waived	0.29%	0.06%	0.52%	0.41%	2.08%	0.20%
Portfolio turnover	2%	3%	20%	11%	6%	8%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Series invests.

See accompanying notes, which are an integral part of the financial statements.

10

Notes to financial statements
Delaware VIP® Trust — Delaware VIP Emerging Markets Series

June 30, 2021 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust. The Trust consists of 12 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940, as amended (1940 Act). These financial statements and the related notes pertain to Delaware VIP Emerging Markets Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the 1940 Act and offers Standard Class and Service Class shares. The Standard Class shares do not carry a distribution and service (12b-1) fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

On December 2, 2020, Waddell & Reed Financial, Inc., the parent company of Ivy Investment Management Company, the investment adviser of the Ivy Funds Complex (the Ivy Funds), and Macquarie Management Holdings, Inc., the US holding company for Macquarie Group Limited’s US asset management business (Macquarie), announced that they had entered into an agreement whereby Macquarie would acquire the investment management business of Waddell & Reed Financial, Inc. (the “Transaction”). The Transaction closed on April 30, 2021. The Ivy Funds, as part of Delaware Funds® by Macquarie, are now managed by Delaware Management Company (DMC) and distributed by Delaware Distributors, L.P. (DDLP)

1. Significant Accounting Policies

The Series follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Series.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value (NAV). Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Series may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). Restricted securities are valued at fair value using methods approved by the Board.

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken or expected to be taken on the Series’ federal income tax returns through the six months ended June 30, 2021 and for all open tax years (years ended December 31, 2017–December 31, 2020), and has concluded that no provision for federal income tax is required in the Series’ financial statements. In regard to foreign taxes only, the Series has open tax years in certain foreign countries in which it invests that may date back to the inception of the Series. If applicable, the Series recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statement of operations.” During the six months ended June 30, 2021, the Series did not incur any interest or tax penalties.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

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Notes to financial statements
Delaware VIP® Trust — Delaware VIP Emerging Markets Series

1. Significant Accounting Policies (continued)

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Series’ prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series generally does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. These gains and losses are included on the “Statement of operations” under “Net realized gain (loss) on investments.” The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign interest have been recorded in accordance with the Series’ understanding of the applicable country’s tax rules and rates. The Series may pay foreign capital gains taxes on certain foreign securities held, which are reported as components of realized losses for financial reporting purposes, whereas such components are treated as ordinary loss for federal income tax purposes. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Series receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statement of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” There were no such earnings credits for the six months ended June 30, 2021.

The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended June 30, 2021, the Series earned $1 under this arrangement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Series pays DMC, a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 1.25% on the first $500 million of average daily net assets of the Series, 1.20% on the next $500 million, 1.15% on the next $1.5 billion, and 1.10% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual series operating expenses from exceeding 1.28% of the Series’ average daily net assets from January 1, 2021 through June 30, 2021.* These waivers and reimbursements may be terminated only by agreement of DMC and the Series. The waivers and reimbursements are accrued daily and received monthly.

12

DMC may permit its affiliates, Macquarie Investment Management Global Limited (MIMGL) and Macquarie Funds Management Hong Kong Limited (together, the “Affiliated Sub-Advisors”), to execute Series equity security trades on its behalf. DMC may also seek quantitative support from MIMGL. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Series, may pay each Affiliated Sub-Advisor a portion of its investment management fee.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Series. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended June 30, 2021, the Series was charged $14,738 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Series. For these services, DIFSC’s fees are calculated daily and paid monthly, at the annual rate of 0.0075% of the Series’ average daily net assets. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended June 30, 2021, the Series was charged $28,178 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are paid by the Series and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, the Series pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.30% of the average daily net assets of the Service Class shares. The fees are calculated daily and paid monthly. Standard Class shares do not pay 12b-1 fees.

As provided in the investment management agreement, the Series bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Series. For the six months ended June 30, 2021, the Series was charged $14,511 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

In addition to the management fees and other expenses of the Series, the Series indirectly bears the investment management fees and other expenses of the investment companies (Underlying Funds) in which it invests. The amount of these fees and expenses incurred indirectly by the Series will vary based upon the expense and fee levels of the Underlying Funds and the number of shares that are owned of the Underlying Funds at different times.

______________

*The aggregate contractual waiver period covering this report is from May 1, 2020 through April 30, 2022.

3. Investments

For the six months ended June 30, 2021, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$14,929,584
Sales	15,850,694

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Notes to financial statements
Delaware VIP® Trust — Delaware VIP Emerging Markets Series

3. Investments (continued)

At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments for the Series were as follows:

Cost of investments	$459,211,248
Aggregate unrealized appreciation of investments	$407,707,003
Aggregate unrealized depreciation of investments	(93,578,826)
Net unrealized appreciation of investments	$314,128,177

US GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 –	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2021:

	Level 1	Level 2	Level 3	Total
Securities
Assets:
Common Stock
Argentina	$3,971,940	$634,064	$—	$4,606,004
Bahrain	—	777,635	—	777,635
Brazil	48,634,524	—	—	48,634,524
Chile	4,733,000	—	—	4,733,000
China/Hong Kong	242,108,536	—	—	242,108,536
India	53,186,123	—	70,727	53,256,850

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	Level 1	Level 2	Level 3	Total
Indonesia	$2,054,154	$—	$—	$2,054,154
Japan	3,510,191	—	—	3,510,191
Malaysia	446,049	—	—	446,049
Mexico	30,621,554	—	—	30,621,554
Peru	3,227,275	—	—	3,227,275
Philippines	1,779,077	—	—	1,779,077
Republic of Korea	147,669,846	—	—	147,669,846
Russia	29,459,958	585,170	8,607,098	38,652,226
South Africa	380,032	—	—	380,032
Taiwan	131,910,606	—	—	131,910,606
Turkey	3,892,291	—	—	3,892,291
United Kingdom	2,227,135	—	—	2,227,135
Convertible Preferred Stock	337,096	—	—	337,096
Participation Notes	—	—	—	—
Preferred Stock	39,583,840	—	8,523,721	48,107,561
Warrants	112,946	—	—	112,946
Short-Term Investments	4,294,837	—	—	4,294,837
Total Value of Securities	$754,141,010	$1,996,869	$17,201,546	$773,339,425

	Level 1	Level 2	Level 3	Total
Preferred Stock	82.28%	—	17.72%	100.00%
Common Stock	98.52%	0.28%	1.20%	100.00%

As a result of utilizing international fair value pricing at June 30, 2021, a portion of the common stock in the portfolio was categorized as Level 2.

The securities that have been valued at zero on the “Schedule of investments” are considered to be Level 3 investments in this table.

During the six months ended June 30, 2021, there were no transfers into or out of Level 3 investments. The Series’ policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Series’ net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to the Series’ net assets at the beginning, interim, or end of the period.

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Notes to financial statements
Delaware VIP® Trust — Delaware VIP Emerging Markets Series

4. Capital Shares

Transactions in capital shares were as follows:

	Six months
	ended	Year ended
	6/30/21	12/31/20
Shares sold:
Standard Class	986,299	1,432,267
Service Class	538,979	1,059,365
Shares issued upon reinvestment of dividends and distributions:
Standard Class	88,920	432,399
Service Class	63,265	410,931
	1,677,463	3,334,962
Shares redeemed:
Standard Class	(548,987)	(3,864,536)
Service Class	(925,500)	(3,347,167)
	(1,474,487)	(7,211,703)
Net increase (decrease)	202,976	(3,876,741)

5. Line of Credit

The Series, along with certain other funds in the Delaware Funds (Participants), is a participant in a $225,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15% with the addition of an upfront fee of 0.05%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expires on November 1, 2021.

The Series had no amounts outstanding as of June 30, 2021, or at any time during the period then ended.

6. Derivatives

US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Series may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the US dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also enter these contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Series may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Series’ maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally

16

mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty. No foreign currency exchange contracts were outstanding at June 30, 2021.

During the six months ended June 30, 2021, the Series entered into foreign currency exchange contracts to facilitate or expedite the settlement of portfolio transactions.

During the six months ended June 30, 2021, the Series experienced net realized and unrealized gains or losses attributable to foreign currency holdings, which are disclosed on the “Statement of operations.”

The table below summarizes the average balance of derivative holdings by the Series during the six months ended June 30, 2021:

	Long Derivative	Short Derivative
	Volume	Volume
Foreign currency exchange contracts (average notional value)	$64,308	$18,843

7. Securities Lending

The Series, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each series of the Trust is generally invested in a series of individual separate accounts, each corresponding to a series. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. A series can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent, and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

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Notes to financial statements
Delaware VIP® Trust — Delaware VIP Emerging Markets Series

7. Securities Lending (continued)

The Series may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Series’ cash collateral account may be less than the amount the Series would be required to return to the borrowers of the securities and the Series would be required to make up for this shortfall.

During the six months ended June 30, 2021, the Series had no securities out on loan.

8. Credit and Market Risk

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand, and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations, and individual issuers, all of which may negatively impact the Series’ performance.

Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Series invests will cause the NAV of the Series to fluctuate.

Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the US. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedule of investments.”

9. Contractual Obligations

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

10. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2021, that would require recognition or disclosure in the Series’ financial statements.

18

Other Series information (Unaudited)
Delaware VIP® Emerging Markets Series

Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.

The Series has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Board has designated the Division Director of the US Operational Risk Group of Macquarie Asset Management as the Program Administrator for each Series in the Trust.

As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of the Series’ liquidity risk; (2) classification of each of the Series’ portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Series’ net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Series’ acquisition of Illiquid investments if, immediately after the acquisition, the Series would hold more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Series’ holdings of Illiquid assets exceed 15% of the Series’ net assets. Series with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

In assessing and managing the Series’ liquidity risk, the Program Administrator considers, as relevant, a variety of factors, including: (1) the Series’ investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Series during both normal and reasonably foreseeable stressed conditions; and (3) the Series’ holdings of cash and cash equivalents and any borrowing arrangements. Classification of the Series’ portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or to sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. The Series primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.

At a meeting of the Board held on May 25-27, 2021, the Program Administrator provided a written report to the Board addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from April 1, 2020 through March 31, 2021. The report concluded that the Program is appropriately designed and effectively implemented and that it meets the requirements of Rule 22e-4 and the Series’ liquidity needs. The Series’ HLIM is set at an appropriate level and the Series complied with its HLIM at all times during the reporting period.

19

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Series’ Forms N-PORT, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Series’ most recent Form N-PORT are available without charge on the Series’ website at delawarefunds.com/vip/literature. The Series’ Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

(1736728)
SA-VIPEM-821

Semiannual report

Delaware VIP® Trust

Delaware VIP Small Cap Value Series

June 30, 2021

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. Macquarie Investment Management (MIM) is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise.

The Series is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of June 30, 2021, and subject to change for events occurring after such date.

The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

The Series is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

This material may be used in conjunction with the offering of shares in Delaware VIP® Small Cap Value Series only if preceded or accompanied by the Series’ current prospectus or the summary prospectus.

© 2021 Macquarie Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Series expenses
For the six-month period from January 1, 2021 to June 30, 2021 (Unaudited)

The investment objective of the Series is to seek capital appreciation.

As a shareholder of the Series, you incur ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from January 1, 2021 to June 30, 2021.

Actual expenses

The first section of the table shown, “Actual Series return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ expenses shown in the table assume reinvestment of all dividends and distributions

Expense analysis of an investment of $1,000

				Expenses
				Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/21 to
	1/1/21	6/30/21	Ratio	6/30/21*
Actual Series return†
Standard Class	$1,000.00	$1,242.30	0.75%	$4.17
Service Class	1,000.00	1,240.40	1.05%	5.83
Hypothetical 5% return (5% return before expenses)
Standard Class	$1,000.00	$1,021.08	0.75%	$3.76
Service Class	1,000.00	1,019.59	1.05%	5.26

*	“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Series’ expenses reflected above, the Series also indirectly bears its portion of the fees and expenses of the investment companies (Underlying Funds) in which it invests. The table above does not reflect the expenses of the Underlying Funds.

1

Security type / sector allocation and top 10 equity holdings
Delaware VIP® Trust — Delaware VIP Small Cap Value Series

As of June 30, 2021 (Unaudited)

Sector designations may be different from the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications.

Percentage
Security type / sector	of net assets
Common Stock ◆	99.69%
Basic Industry	8.03%
Business Services	2.11%
Capital Spending	10.52%
Consumer Cyclical	4.62%
Consumer Services	9.70%
Consumer Staples	3.47%
Energy	5.09%
Financial Services*	27.85%
Healthcare	4.38%
Real Estate	8.15%
Technology	10.12%
Transportation	2.53%
Utilities	3.12%
Short-Term Investments	0.17%
Total Value of Securities	99.86%
Receivables and Other Assets Net of
Liabilities	0.14%
Total Net Assets	100.00%

◆	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
*	To monitor compliance with the Series’ concentration guidelines as described in the Series’ Prospectus and Statement of Additional Information, the Financial Services sector (as disclosed herein for financial reporting purposes) is subdivided into a variety of “industries” (in accordance with the requirements of the Investment Company Act of 1940, as amended). The Financial Services sector consisted of Banks, Diversified Financial Services, Insurance, and Savings & Loans. As of June 30, 2021, such amounts, as a percentage of total net assets were 19.95%, 2.29%, 4.82%, and 0.79%, respectively. The percentage in any such single industry will comply with the Series’ concentration policy even if the percentage in the Financial Services sector for financial reporting purposes may exceed 25%.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 equity holdings	of net assets
East West Bancorp	3.20%
MasTec	2.80%
Stifel Financial	2.29%
Western Alliance Bancorp	2.19%
Louisiana-Pacific	2.10%
Webster Financial	1.85%
ITT	1.83%
Hancock Whitney	1.82%
Berry Global Group	1.79%
Altra Industrial Motion	1.61%

2

Schedule of investments
Delaware VIP® Trust — Delaware VIP Small Cap Value Series

June 30, 2021 (Unaudited)

	Number of
	shares	Value (US $)
Common Stock – 99.69% ◆
Basic Industry – 8.03%
Arconic †	311,700	$11,102,754
Ashland Global
Holdings	99,100	8,671,250
Avient	191,200	9,399,392
Berry Global Group †	420,400	27,418,488
HB Fuller	205,300	13,059,133
Huntsman	435,500	11,549,460
Louisiana-Pacific	533,000	32,134,570
Summit Materials
Class A †	273,200	9,521,020
		122,856,067
Business Services – 2.11%
Deluxe	117,800	5,627,306
PAE †	465,000	4,138,500
WESCO International †	218,700	22,486,734
		32,252,540
Capital Spending – 10.52%
Altra Industrial Motion	377,970	24,575,609
Atkore †	303,100	21,520,100
H&E Equipment Services	202,100	6,723,867
ITT	304,900	27,925,791
KBR	279,493	10,662,658
MasTec †	403,246	42,784,401
Primoris Services	326,600	9,611,838
Rexnord	344,000	17,213,760
		161,018,024
Consumer Cyclical – 4.62%
Adient †	353,400	15,973,680
Barnes Group	216,200	11,080,250
KB Home	310,600	12,647,632
Knoll	302,742	7,868,265
Leggett & Platt	191,900	9,942,339
Meritage Homes †	141,200	13,284,096
		70,796,262
Consumer Services – 9.70%
Aaron’s	39,223	1,254,744
Acushnet Holdings	194,800	9,623,120
American Eagle
Outfitters	331,900	12,456,207
Cable One	4,650	8,894,566
Choice Hotels
International	130,400	15,499,344
Cracker Barrel Old
Country Store	87,500	12,990,250
Denny’s †	283,600	4,676,564
Group 1 Automotive	73,000	11,273,390
PROG Holdings	231,800	11,156,534
Steven Madden	233,450	10,215,772
TEGNA	693,900	13,017,564
Texas Roadhouse	90,200	8,677,240
UniFirst	73,400	17,222,576
Wolverine World Wide	339,675	11,426,667
		148,384,538
Consumer Staples – 3.47%
Core-Mark Holding	221,169	9,954,817
J & J Snack Foods	76,200	13,290,042
Performance Food
Group †	190,795	9,251,649
Scotts Miracle-Gro	35,500	6,813,160
Spectrum Brands
Holdings	161,900	13,767,976
		53,077,644
Energy – 5.09%
CNX Resources †	1,036,300	14,155,858
Delek US Holdings	325,800	7,043,796
Devon Energy	691,777	20,192,971
Dril-Quip †	154,200	5,216,586
Helix Energy Solutions
Group †	892,000	5,093,320
Magnolia Oil & Gas
Class A †	612,100	9,567,123
Patterson-UTI Energy	862,100	8,569,274
Renewable Energy
Group †	128,400	8,004,456
		77,843,384
Financial Services – 27.85%
American Equity
Investment Life
Holding	552,600	17,860,032
Bank of NT Butterfield &
Son	265,700	9,419,065
East West Bancorp	683,636	49,009,865
Essent Group	102,300	4,598,385
First Financial Bancorp	610,100	14,416,663
First Interstate
BancSystem Class A	213,600	8,934,888
First Midwest Bancorp	58,545	1,160,947
FNB	1,826,400	22,519,512
Great Western Bancorp	502,800	16,486,812
Hancock Whitney	628,000	27,908,320
Hanover Insurance
Group	143,700	19,491,468
Kemper	132,800	9,813,920
NBT Bancorp	142,400	5,122,128
Prosperity Bancshares	163,400	11,732,120
S&T Bancorp	203,942	6,383,385

3

Schedule of investments
Delaware VIP® Trust — Delaware VIP Small Cap Value Series

	Number of
	shares	Value (US $)
Common Stock ◆ (continued)
Financial Services (continued)
Sandy Spring Bancorp	188,500	$8,318,505
Selective Insurance
Group	270,990	21,990,838
Sterling Bancorp	488,200	12,102,478
Stifel Financial	540,450	35,053,587
Synovus Financial	390,000	17,113,200
Umpqua Holdings	1,171,500	21,614,175
Valley National Bancorp	1,535,900	20,627,137
Webster Financial	531,000	28,323,540
WesBanco	71,898	2,561,726
Western Alliance
Bancorp	361,700	33,583,845
		426,146,541
Healthcare – 4.38%
Avanos Medical †	263,935	9,599,316
Integer Holdings †	163,688	15,419,410
Integra LifeSciences
Holdings †	224,300	15,306,232
NuVasive †	47,234	3,201,520
Select Medical Holdings	294,700	12,454,022
Service Corp.
International	206,000	11,039,540
		67,020,040
Real Estate – 8.15%
Brandywine Realty Trust	993,733	13,624,079
Broadstone Net Lease	386,500	9,047,965
Independence Realty
Trust	432,000	7,875,360
Kite Realty Group Trust	416,118	9,158,757
Lexington Realty Trust	1,122,500	13,413,875
Life Storage	141,050	15,141,718
National Health
Investors	128,100	8,589,105
Outfront Media †	718,000	17,253,540
RPT Realty	631,300	8,194,274
Spirit Realty Capital	323,700	15,485,808
Summit Hotel
Properties †	749,500	6,992,835
		124,777,316
Technology – 10.12%
Cirrus Logic †	157,700	13,423,424
Concentrix †	71,000	11,416,800
Diodes †	107,300	8,559,321
Flex †	1,087,557	19,434,643
NCR †	133,221	6,076,210
NetScout Systems †	279,963	7,990,144
ON Semiconductor †	433,800	16,605,864
SYNNEX	68,600	8,352,736
Teradyne	132,900	17,803,284
Tower Semiconductor †	500,800	14,738,544
TTM Technologies †	871,912	12,468,342
Viavi Solutions †	738,100	13,034,846
Vishay Intertechnology	220,500	4,972,275
		154,876,433
Transportation – 2.53%
Kirby †	166,700	10,108,688
Saia †	33,650	7,049,338
SkyWest †	143,700	6,189,159
Werner Enterprises	346,000	15,403,920
		38,751,105
Utilities – 3.12%
ALLETE	189,100	13,233,218
Black Hills	195,600	12,837,228
South Jersey Industries	384,300	9,964,899
Southwest Gas Holdings	176,600	11,689,154
		47,724,499
Total Common Stock
(cost $917,895,312)		1,525,524,393

Short-Term Investments – 0.17%
Money Market Mutual Funds – 0.17%
BlackRock FedFund –
Institutional Shares
(seven-day effective
yield 0.03%)	658,341	658,341
Fidelity Investments
Money Market
Government Portfolio
– Class I (seven-day
effective yield 0.01%)	658,342	658,342
GS Financial Square
Government Fund –
Institutional Shares
(seven-day effective
yield 0.02%)	658,342	658,342

4

	Number of
	shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley
Government Portfolio
– Institutional Share
Class (seven-day
effective yield 0.00%)	658,342	$658,342
Total Short-Term Investments
(cost $2,633,367)		2,633,367
Total Value of
Securities–99.86%
(cost $920,528,679)		$1,528,157,760

◆	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†	Non-income producing security.

Summary of abbreviations:

GS – Goldman Sachs

See accompanying notes, which are an integral part of the financial statements.

5

Statement of assets and liabilities
Delaware VIP® Trust — Delaware VIP Small Cap Value Series

June 30, 2021 (Unaudited)

Assets:
Investments, at value*	$1,528,157,760
Receivable for securities sold	4,930,253
Dividends and interest receivable	1,586,841
Receivable for series shares sold	488,935
Total Assets	1,535,163,789
Liabilities:
Payable for securities purchased	2,866,050
Investment management fees payable to affiliates	892,928
Payable for series shares redeemed	622,348
Distribution fees payable to affiliates	258,100
Other accrued expenses	211,878
Dividend disbursing and transfer agent fees and expenses payable to affiliates	9,592
Trustees’ fees and expenses payable to affiliates	5,326
Legal fees payable to affiliates	5,015
Accounting and administration expenses payable to affiliates	4,796
Reports and statements to shareholders expenses payable to affiliates	1,213
Total Liabilities	4,877,246
Total Net Assets	$1,530,286,543

Net Assets Consist of:
Paid-in capital	$868,505,244
Total distributable earnings (loss)	661,781,299
Total Net Assets	$1,530,286,543

Net Asset Value
Standard Class:
Net assets	$503,901,265
Shares of beneficial interest outstanding, unlimited authorization, no par	11,973,110
Net asset value per share	$42.09
Service Class:
Net assets	$1,026,385,278
Shares of beneficial interest outstanding, unlimited authorization, no par	24,503,458
Net asset value per share	$41.89
____________________
*Investments, at cost	$920,528,679

See accompanying notes, which are an integral part of the financial statements.

6

Statement of operations
Delaware VIP® Trust — Delaware VIP Small Cap Value Series

Six months ended June 30, 2021 (Unaudited)

Investment Income:
Dividends	$10,622,649
Interest	18
10,622,667

Expenses:
Management fees	5,201,738
Distribution expenses – Service Class	1,487,855
Accounting and administration expenses	135,798
Reports and statements to shareholders expenses	76,419
Dividend disbursing and transfer agent fees and expenses	60,862
Legal fees	43,760
Trustees’ fees and expenses	29,348
Custodian fees	23,980
Audit and tax fees	14,754
Other	16,206
7,090,720
Less expenses paid indirectly	(2)
Total operating expenses	7,090,718
Net Investment Income	3,531,949
Net Realized and Unrealized Gain:
Net realized gain on investments	60,811,573
Net change in unrealized appreciation (depreciation) of investments	243,864,388
Net Realized and Unrealized Gain	304,675,961
Net Increase in Net Assets Resulting from Operations	$308,207,910

See accompanying notes, which are an integral part of the financial statements.

7

Statements of changes in net assets
Delaware VIP® Trust — Delaware VIP Small Cap Value Series

	Six months
	ended
	6/30/21	Year ended
	(Unaudited)	12/31/20
Increase (Decrease) in Net Assets from Operations:
Net investment income	$3,531,949	$10,876,537
Net realized gain (loss)	60,811,573	(10,108,029)
Net change in unrealized appreciation (depreciation)	243,864,388	5,950,504
Net increase in net assets resulting from operations	308,207,910	6,719,012

Dividends and Distributions to Shareholders from:
Distributable earnings:
Standard Class	(4,302,653)	(25,011,585)
Service Class	(6,284,187)	(51,786,059)
	(10,586,840)	(76,797,644)

Capital Share Transactions:
Proceeds from shares sold:
Standard Class	66,968,860	74,638,065
Service Class	60,245,889	179,247,479

Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	4,302,653	25,011,585
Service Class	6,284,187	51,786,059
	137,801,589	330,683,188
Cost of shares redeemed:
Standard Class	(90,244,899)	(88,479,416)
Service Class	(119,175,547)	(182,581,130)
	(209,420,446)	(271,060,546)
Increase (decrease) in net assets derived from capital share transactions	(71,618,857)	59,622,642
Net Increase (Decrease) in Net Assets	226,002,213	(10,455,990)

Net Assets:
Beginning of period	1,304,284,330	1,314,740,320
End of period	$1,530,286,543	$1,304,284,330

See accompanying notes, which are an integral part of the financial statements.

8

Financial highlights
Delaware VIP® Small Cap Value Series Standard Class

Selected data for each share of the Series outstanding throughout each period were as follows:

	Six months
	ended
	6/30/21[1]	Year ended
	(Unaudited)	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$34.16	$38.30	$32.76	$42.73	$39.84	$33.72

Income (loss) from investment operations
Net investment income[2]	0.14	0.35	0.44	0.41	0.34	0.36
Net realized and unrealized gain (loss)	8.14	(2.28)	8.48	(7.03)	4.30	9.37
Total from investment operations	8.28	(1.93)	8.92	(6.62)	4.64	9.73

Less dividends and distributions from:
Net investment income	(0.35)	(0.41)	(0.40)	(0.35)	(0.35)	(0.35)
Net realized gain	—	(1.80)	(2.98)	(3.00)	(1.40)	(3.26)
Total dividends and distributions	(0.35)	(2.21)	(3.38)	(3.35)	(1.75)	(3.61)

Net asset value, end of period	$42.09	$34.16	$38.30	$32.76	$42.73	$39.84
Total return[3]	24.23%	(1.90% )	28.14%	(16.72% )	12.05%	31.41%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$503,901	$424,213	$435,375	$357,318	$439,612	$429,275
Ratio of expenses to average net assets[4]	0.75%	0.78%	0.77%	0.77%	0.78%	0.79%
Ratio of net investment income to average net
assets	0.68%	1.20%	1.22%	1.03%	0.85%	1.05%
Portfolio turnover	8%	24%	17%	18%	14%	11%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Series invests.

See accompanying notes, which are an integral part of the financial statements.

9

Financial highlights
Delaware VIP® Small Cap Value Series Service Class

Selected data for each share of the Series outstanding throughout each period were as follows:

	Six months
	ended			Year ended
	6/30/21[1]	12/31/20	12/31/19	12/31/18		12/31/17	12/31/16
Net asset value, beginning of period	$33.98	$38.06	$32.58	$42.52		$39.67	$33.58

Income (loss) from investment operations
Net investment income[2]	0.08	0.26	0.33	0.29		0.24	0.27
Net realized and unrealized gain (loss)	8.09	(2.22)	8.42	(6.98)		4.27	9.34
Total from investment operations	8.17	(1.96)	8.75	(6.69)		4.51	9.61

Less dividends and distributions from:
Net investment income	(0.26)	(0.32)	(0.29)	(0.25)		(0.26)	(0.26)
Net realized gain	—	(1.80)	(2.98)	(3.00)		(1.40)	(3.26)
Total dividends and distributions	(0.26)	(2.12)	(3.27)	(3.25)		(1.66)	(3.52)

Net asset value, end of period	$41.89	$33.98	$38.06	$32.58		$42.52	$39.67
Total return[3]	24.04%	(2.18% )	27.72%	(16.95%	)[4]	11.76% [4]	31.09% [4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,026,385	$880,071	$879,365	$700,824		$853,046	$794,681
Ratio of expenses to average net assets[5]	1.05%	1.08%	1.07%	1.05%		1.03%	1.04%
Ratio of expenses to average net assets prior to
fees waived[5]	1.05%	1.08%	1.07%	1.07%		1.08%	1.09%
Ratio of net investment income to average net
assets	0.38%	0.90%	0.92%	0.74%		0.60%	0.80%
Ratio of net investment income to average net
assets prior to fees waived	0.38%	0.90%	0.92%	0.72%		0.55%	0.75%
Portfolio turnover	8%	24%	17%	18%		14%	11%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

[4]	Total return during the period shown reflects a waiver by the manager and/or distributor. Performance would have been lower had the waiver not been in effect.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Series invests.

See accompanying notes, which are an integral part of the financial statements.

10

Notes to financial statements
Delaware VIP® Trust — Delaware VIP Small Cap Value Series

June 30, 2021 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust. The Trust consists of 12 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940, as amended (1940 Act). These financial statements and the related notes pertain to Delaware VIP Small Cap Value Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the 1940 Act and offers Standard Class and Service Class shares. The Standard Class shares do not carry a distribution and service (12b-1) fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

On December 2, 2020, Waddell & Reed Financial, Inc., the parent company of Ivy Investment Management Company, the investment adviser of the Ivy Funds Complex (the Ivy Funds), and Macquarie Management Holdings, Inc., the US holding company for Macquarie Group Limited’s US asset management business (Macquarie), announced that they had entered into an agreement whereby Macquarie would acquire the investment management business of Waddell & Reed Financial, Inc. (the “Transaction”). The Transaction closed on April 30, 2021. The Ivy Funds, as part of Delaware Funds® by Macquarie, are now managed by Delaware Management Company (DMC) and distributed by Delaware Distributors, L.P. (DDLP)

1. Significant Accounting Policies

The Series follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Series.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq) are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Open-end investment companies are valued at their published net asset value (NAV). Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

Federal Income Taxes — No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken or expected to be taken on the Series’ federal income tax returns through the six months ended June 30, 2021 and for all open tax years (years ended December 31, 2017–December 31, 2020), and has concluded that no provision for federal income tax is required in the Series’ financial statements. If applicable, the Series recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in Other” on the “Statement of operations.” During the six months ended June 30, 2021, the Series did not incur any interest or tax penalties.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and

(continues)                     11

Notes to financial statements
Delaware VIP® Trust — Delaware VIP Small Cap Value Series

1. Significant Accounting Policies (continued)

premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer, which are estimated. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Series receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statement of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” There were no such earnings credits for the six months ended June 30, 2021.

The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended June 30, 2021, the Series earned less than $1 under this arrangement.

The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended June 30, 2021, the Series earned $2 under this arrangement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Series pays DMC, a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.75% on the first $500 million of average daily net assets of the Series, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

DMC may permit its affiliates, Macquarie Investment Management Global Limited (MIMGL) and Macquarie Funds Management Hong Kong Limited (together, the “Affiliated Sub-Advisors”), to execute Fund equity security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Fund, may pay each Affiliated Sub-Advisor a portion of its investment management fee.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Series. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended June 30, 2021, the Series was charged $27,221 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Series. For these services, DIFSC’s fees were calculated daily and paid monthly, at the annual rate of 0.0075% of the Series’ average daily net assets. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended June 30, 2021, the Series was charged $55,729 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are paid by the Series and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

12

Pursuant to a distribution agreement and distribution plan, the Series pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.30% of the average daily net assets of the Service Class shares. The fees are calculated daily and paid monthly. Standard Class shares do not pay 12b-1 fees.

As provided in the investment management agreement, the Series bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Series. For the six months ended June 30, 2021, the Series was charged $28,376 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

In addition to the management fees and other expenses of the Series, the Series indirectly bears the investment management fees and other expenses of the investment companies (Underlying Funds) in which it invests. The amount of these fees and expenses incurred indirectly by the Series will vary based upon the expense and fee levels of the Underlying Funds and the number of shares that are owned of the Underlying Funds at different times.

3. Investments

For the six months ended June 30, 2021, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$120,603,226
Sales	195,444,398

At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments for the Series were as follows:

Cost of investments	$920,528,679
Aggregate unrealized appreciation of investments	$643,605,524
Aggregate unrealized depreciation of investments	(35,976,443)
Net unrealized appreciation of investments	$607,629,081

US GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

(continues)                    13

Notes to financial statements
Delaware VIP® Trust — Delaware VIP Small Cap Value Series

3. Investments (continued)

Level 3 –	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2021:

Level 1
Securities
Assets:
Common Stock	$1,525,524,393
Short-Term Investments	2,633,367
Total Value of Securities	$1,528,157,760

During the six months ended June 30, 2021, there were no transfers into or out of Level 3 investments. The Series’ policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Series’ net assets. During the six months ended June 30, 2021, there were no Level 3 investments.

4. Capital Shares

Transactions in capital shares were as follows:

	Six months
	ended	Year ended
	6/30/21	12/31/20
Shares sold:
Standard Class	1,634,981	2,802,918
Service Class	1,472,421	6,858,709
Shares issued upon reinvestment of dividends and distributions:
Standard Class	103,206	1,130,212
Service Class	151,353	2,347,509
	3,361,961	13,139,348
Shares redeemed:
Standard Class	(2,182,840)	(2,883,275)
Service Class	(3,020,814)	(6,408,710)
	(5,203,654)	(9,291,985)
Net increase (decrease)	(1,841,693)	3,847,363

14

5. Line of Credit

The Series, along with certain other funds in the Delaware Funds (Participants), is a participant in a $225,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15% with the addition of an upfront fee of 0.05%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expires on November 1, 2021.

The Series had no amounts outstanding as of June 30, 2021, or at any time during the period then ended.

6. Securities Lending

The Series, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each series of the Trust is generally invested in a series of individual separate accounts, each corresponding to a series. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. A series can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent, and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Series may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Series’ cash collateral account may be less than the amount the Series would be required to return to the borrowers of the securities and the Series would be required to make up for this shortfall.

During the six months ended June 30, 2021, the Series had no securities out on loan.

(continues)                    15

Notes to financial statements
Delaware VIP® Trust — Delaware VIP Small Cap Value Series

7. Credit and Market Risk

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations, and individual issuers, all of which may negatively impact the Series’ performance.

Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Series invests will cause the NAV of the Series to fluctuate.

The Series invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

The Series invests in REITs and is subject to the risks associated with that industry. If the Series holds real estate directly or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended June 30, 2021. The Series’ REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of June 30, 2021, there were no Rule 144A securities held by the Series.

8. Contractual Obligations

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

9. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2021, that would require recognition or disclosure in the Series’ financial statements.

16

Other Series information (Unaudited)
Delaware VIP® Small Cap Value Series

Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.

The Series has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Board has designated the Division Director of the US Operational Risk Group of Macquarie Asset Management as the Program Administrator for each Series in the Trust.

As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of the Series’ liquidity risk; (2) classification of each of the Series’ portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Series’ net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Series’ acquisition of Illiquid investments if, immediately after the acquisition, the Series would hold more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Series’ holdings of Illiquid assets exceed 15% of the Series’ net assets. Series with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

In assessing and managing the Series’ liquidity risk, the Program Administrator considers, as relevant, a variety of factors, including: (1) the Series’ investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Series during both normal and reasonably foreseeable stressed conditions; and (3) the Series’ holdings of cash and cash equivalents and any borrowing arrangements. Classification of the Series’ portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or to sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. The Series primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.

At a meeting of the Board held on May 25-27, 2021, the Program Administrator provided a written report to the Board addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from April 1, 2020 through March 31, 2021. The report concluded that the Program is appropriately designed and effectively implemented and that it meets the requirements of Rule 22e-4 and the Series’ liquidity needs. The Series’ HLIM is set at an appropriate level and the Series complied with its HLIM at all times during the reporting period.

17

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Series’ Forms N-PORT, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Series’ most recent Form N-PORT are available without charge on the Series’ website at delawarefunds.com/vip/literature. The Series’ Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

(1736728)
SA-VIPSCV-821

Semiannual report

Delaware VIP® Trust

Delaware VIP Equity Income Series

June 30, 2021

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. Macquarie Investment Management (MIM) is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise.

The Series is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of June 30, 2021, and subject to change for events occurring after such date.

The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

The Series is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

This material may be used in conjunction with the offering of shares in Delaware VIP® Equity Income Series only if preceded or accompanied by the Series’ current prospectus or the summary prospectus.

© 2021 Macquarie Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Series expenses
For the six-month period from January 1, 2021 to June 30, 2021 (Unaudited)

The investment objective of the Series is to seek total return.

As a shareholder of the Series, you incur ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from January 1, 2021 to June 30, 2021.

Actual expenses

The first section of the table shown, “Actual Series return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense analysis of an investment of $1,000

				Expenses
				Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/21 to
	1/1/21	6/30/21	Ratio	6/30/21*
Actual Series return†
Standard Class	$1,000.00	$1,141.20	0.77%	$4.09
Hypothetical 5% return (5% return before expenses)
Standard Class	$1,000.00	$1,020.98	0.77%	$3.86

*	“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Series’ expenses reflected above, the Series also indirectly bears its portion of the fees and expenses of the investment companies (Underlying Funds) in which it invests. The table above does not reflect the expenses of the Underlying Funds.

1

Security type / sector allocation and top 10 equity holdings
Delaware VIP® Trust — Delaware VIP Equity Income Series

As of June 30, 2021 (Unaudited)

Sector designations may be different from the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications.

Percentage
Security type / sector	of net assets
Common Stock	99.18%
Communication Services	9.20%
Consumer Discretionary	5.83%
Consumer Staples	8.40%
Energy	6.74%
Financials	20.16%
Healthcare	17.70%
Industrials	9.85%
Information Technology	15.78%
Materials	2.99%
Real Estate	1.61%
Utilities	0.92%
Short-Term Investments	0.87%
Total Value of Securities	100.05%
Liabilities Net of Receivables and Other
Assets	(0.05%)
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 equity holdings	of net assets
Johnson & Johnson	3.94%
Motorola Solutions	3.70%
Philip Morris International	3.50%
American International Group	3.50%
Cisco Systems	3.44%
ConocoPhillips	3.41%
Northrop Grumman	3.41%
Raytheon Technologies	3.37%
Exxon Mobil	3.33%
Comcast Class A	3.31%

2

Schedule of investments
Delaware VIP® Trust — Delaware VIP Equity Income Series

June 30, 2021 (Unaudited)

	Number of
	shares	Value (US $)
Common Stock – 99.18%
Communication Services – 9.20%
AT&T	110,608	$3,183,298
Comcast Class A	70,686	4,030,516
Verizon
Communications	70,841	3,969,221
		11,183,035
Consumer Discretionary – 5.83%
Dollar Tree †	7,517	747,942
Lowe’s	16,652	3,229,988
TJX	46,229	3,116,759
		7,094,689
Consumer Staples – 8.40%
Altria Group	36,724	1,751,000
Archer-Daniels-Midland	29,190	1,768,914
Herbalife Nutrition †	13,476	710,590
Mondelez International
Class A	27,748	1,732,585
Philip Morris
International	42,966	4,258,360
		10,221,449
Energy – 6.74%
ConocoPhillips	68,185	4,152,466
Exxon Mobil	64,159	4,047,150
		8,199,616
Financials – 20.16%
Allstate	23,341	3,044,600
American International
Group	89,288	4,250,109
Discover Financial
Services	21,014	2,485,746
First American Financial	57,601	3,591,422
MetLife	43,908	2,627,894
Old Republic
International	75,530	1,881,452
OneMain Holdings	21,632	1,295,973
Synchrony Financial	49,474	2,400,479
Truist Financial	52,910	2,936,505
		24,514,180
Healthcare – 17.70%
AbbVie	16,658	1,876,357
AmerisourceBergen	1,371	156,966
Bristol-Myers Squibb	33,275	2,223,435
Cardinal Health	21,139	1,206,826
Cigna	11,223	2,660,637
CVS Health	24,387	2,034,851
Gilead Sciences	6,659	458,539
Johnson & Johnson	29,053	4,786,191
Merck & Co.	41,821	3,252,419
Organon & Co. †	4,182	126,550
Viatris	192,306	2,748,053
		21,530,824
Industrials – 9.85%
Emerson Electric	16,108	1,550,234
Honeywell International	9,972	2,187,358
Northrop Grumman	11,395	4,141,285
Raytheon Technologies	48,004	4,095,221
		11,974,098
Information Technology – 15.78%
Broadcom	8,128	3,875,755
Cisco Systems	79,010	4,187,530
Cognizant Technology
Solutions Class A	44,676	3,094,260
HP	38,114	1,150,662
Motorola Solutions	20,772	4,504,408
Oracle	25,213	1,962,580
Western Union	17,911	411,416
		19,186,611
Materials – 2.99%
DuPont de Nemours	47,047	3,641,909
		3,641,909
Real Estate – 1.61%
Equity Commonwealth	23,617	618,766
Equity Residential	17,369	1,337,413
		1,956,179
Utilities – 0.92%
NRG Energy	27,724	1,117,277
		1,117,277
Total Common Stock
(cost $102,027,330)		120,619,867

Short-Term Investments – 0.87%
Money Market Mutual Funds – 0.87%
BlackRock FedFund –
Institutional Shares
(seven-day effective
yield 0.03%)	263,863	263,862
Fidelity Investments
Money Market
Government Portfolio
– Class I (seven-day
effective yield 0.01%)	263,863	263,863
GS Financial Square
Government Fund –
Institutional Shares
(seven-day effective
yield 0.02%)	263,863	263,863

3

Schedule of investments
Delaware VIP® Trust — Delaware VIP Equity Income Series

	Number of
	shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley
Government Portfolio
– Institutional Share
Class (seven-day
effective yield 0.00%)	263,863	$263,863
Total Short-Term Investments
(cost $1,055,451)		1,055,451
Total Value of
Securities—100.05%
(cost $103,082,781)		$121,675,318

†	Non-income producing security.

Summary of abbreviations:

GS – Goldman Sachs

See accompanying notes, which are an integral part of the financial statements.

4

Statement of assets and liabilities
Delaware VIP® Trust — Delaware VIP Equity Income Series

June 30, 2021 (Unaudited)

Assets:
Investments, at value*	$121,675,318
Receivable for securities sold	366,146
Dividends receivable	176,997
Receivable for series shares sold	5,016
Other assets	4,022
Total Assets	122,227,499
Liabilities:
Payable for securities purchased	467,236
Investment management fees payable to affiliates	65,919
Accounting and administration fees payable to non-affiliates	17,574
Payable for series shares redeemed	17,135
Audit and tax fees payable	16,855
Reports and statements to shareholders expenses payable to non-affiliates	16,694
Other accrued expenses	6,655
Dividend disbursing and transfer agent fees and expenses payable to affiliates	761
Accounting and administration expenses payable to affiliates	683
Trustees’ fees and expenses payable to affiliates	420
Legal fees payable to affiliates	395
Reports and statements to shareholders expenses payable to affiliates	96
Total Liabilities	610,423
Total Net Assets	$121,617,076

Net Assets Consist of:
Paid-in capital	$93,077,405
Total distributable earnings (loss)	28,539,671
Total Net Assets	$121,617,076

Net Asset Value
Standard Class:
Net assets	$121,617,076
Shares of beneficial interest outstanding, unlimited authorization, no par	6,729,123
Net asset value per share	$18.07
____________________
*Investments, at cost	$103,082,781

See accompanying notes, which are an integral part of the financial statements.

5

Statement of operations
Delaware VIP® Trust — Delaware VIP Equity Income Series

Six months ended June 30, 2021 (Unaudited)

Investment Income:
Dividends	$1,536,302

Expenses:
Management fees	385,201
Accounting and administration expenses	28,724
Audit and tax fees	16,855
Reports and statements to shareholders expenses	8,619
Dividend disbursing and transfer agent fees and expenses	4,787
Custodian fees	4,151
Legal fees	4,073
Trustees’ fees and expenses	2,385
Other	2,032
Total operating expenses	456,827
Net Investment Income	1,079,475
Net Realized and Unrealized Gain:
Net realized gain on investments	9,295,889
Net change in unrealized appreciation (depreciation) of investments	5,302,141
Net Realized and Unrealized Gain	14,598,030
Net Increase in Net Assets Resulting from Operations	$15,677,505

See accompanying notes, which are an integral part of the financial statements.

6

Statements of changes in net assets
Delaware VIP® Trust — Delaware VIP Equity Income Series

	Six months
	ended
	6/30/21	Year ended
	(Unaudited)	12/31/20
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,079,475	$2,174,685
Net realized gain (loss)	9,295,889	(363,982)
Net change in unrealized appreciation (depreciation)	5,302,141	(3,726,655)
Net increase (decrease) in net assets resulting from operations	15,677,505	(1,915,952)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Standard Class	(2,135,847)	(27,090,760)

Capital Share Transactions:
Proceeds from shares sold:
Standard Class	745,087	1,676,251

Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	2,135,847	27,090,760
	2,880,934	28,767,011
Cost of shares redeemed:
Standard Class	(7,922,774)	(14,902,943)
Increase (decrease) in net assets derived from capital share transactions	(5,041,840)	13,864,068
Net Increase (Decrease) in Net Assets	8,499,818	(15,142,644)

Net Assets:
Beginning of period	113,117,258	128,259,902
End of period	$121,617,076	$113,117,258

See accompanying notes, which are an integral part of the financial statements.

7

Financial highlights
Delaware VIP® Equity Income Series Standard Class

Selected data for each share of the Series outstanding throughout each period were as follows:

	Six months
	ended
	6/30/21[1]	Year ended
	(Unaudited)	12/31/20		12/31/19[2]	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$16.12	$22.37		$20.61	$23.64	$21.36	$20.01

Income (loss) from investment operations
Net investment income[3]	0.16	0.32		0.41	0.66	0.40	0.42
Net realized and unrealized gain (loss)	2.11	(1.67)		3.94	(2.57)	2.81	2.03
Total from investment operations	2.27	(1.35)		4.35	(1.91)	3.21	2.45

Less dividends and distributions from:
Net investment income	(0.32)	(0.48)		(0.68)	(0.43)	(0.42)	(0.40)
Net realized gain	—	(4.42)		(1.91)	(0.69)	(0.51)	(0.70)
Total dividends and distributions	(0.32)	(4.90)		(2.59)	(1.12)	(0.93)	(1.10)

Net asset value, end of period	$18.07	$16.12		$22.37	$20.61	$23.64	$21.36
Total return[4]	14.12%	(0.33%	)[5]	22.71%	(8.42% )	15.52%	13.28%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$121,617	$113,117		$128,260	$113,885	$129,994	$116,685
Ratio of expenses to average net assets[6]	0.77%	0.80%		0.82%	0.81%	0.80%	0.81%
Ratio of expenses to average net assets prior to
fees waived[6]	0.77%	0.82%		0.82%	0.81%	0.80%	0.81%
Ratio of net investment income to average net
assets	1.82%	2.04%		1.96%	2.92%	1.81%	2.09%
Ratio of net investment income to average net
assets prior to fees waived	1.82%	2.02%		1.96%	2.92%	1.81%	2.09%
Portfolio turnover	37%	30%		118% [7]	50%	18%	20%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]

On October 4, 2019, the First Investors Life Series Equity Income Fund shares were reorganized into Standard Class shares of the Series. See “Notes to financial statements.” The Standard Class shares financial highlights for the period prior to October 4, 2019, reflect the performance of the First Investors Life Series Equity Income Fund shares.

[3]	The average shares outstanding have been applied for per share information.
[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

[5]	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Series invests.
[7]	The Series’ portfolio turnover rate increased substantially during the year ended December 31, 2019 due to a change in the Series’ portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

8

Notes to financial statements
Delaware VIP® Trust — Delaware VIP Equity Income Series

June 30, 2021 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust. The Trust consists of 12 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940, as amended (1940 Act). These financial statements and the related notes pertain to Delaware VIP Equity Income Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the 1940 Act and offers Standard Class shares. The Standard Class shares do not carry a distribution and service (12b-1) fee. The shares of the Series are sold only to separate accounts of life insurance companies.

Before the Series commenced operations, on October 4, 2019, all of the assets and liabilities of the First Investors Life Series Equity Income Fund, its Predecessor Series were transferred to the Series in a tax-free reorganization as set forth in an agreement and plan of reorganization (the Foresters Reorganization) between the Trust, on behalf of the Series, and Foresters Investment Management Company, Inc. (FIMCO), on behalf of the Predecessor Series. As a result of the Foresters Reorganization, the Series assumed the performance and accounting history of the Predecessor Series. Financial information included for the dates prior to the Foresters Reorganization is that of the Predecessor Series.

On December 2, 2020, Waddell & Reed Financial, Inc., the parent company of Ivy Investment Management Company, the investment adviser of the Ivy Funds Complex (the Ivy Funds), and Macquarie Management Holdings, Inc., the US holding company for Macquarie Group Limited’s US asset management business (Macquarie), announced that they had entered into an agreement whereby Macquarie would acquire the investment management business of Waddell & Reed Financial, Inc. (the “Transaction”). The Transaction closed on April 30, 2021. The Ivy Funds, as part of Delaware Funds® by Macquarie, are now managed by Delaware Management Company (DMC) and distributed by Delaware Distributors, L.P. (DDLP).

1. Significant Accounting Policies

The Series follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Series.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Open-end investment companies are valued at their published net asset value (NAV). Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

Federal Income Taxes — No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken or expected to be taken on the Series’ federal income tax returns through the six months ended June 30, 2021 and for all open tax years (years ended December 31, 2017–December 31, 2020), and has concluded that no provision for federal income tax is required in the Series’ financial statements. If applicable, the Series recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in Other” on the “Statement of operations.” During the six months ended June 30, 2021, the Series did not incur any interest or tax penalties.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade

(continues)                    9

Notes to financial statements
Delaware VIP® Trust — Delaware VIP Equity Income Series

1. Significant Accounting Policies (continued)

date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer, which are estimated. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Series receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statement of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” There were no such earnings credits for the six months ended June 30, 2021.

The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended June 30, 2021, the Series earned less than $1 under this arrangement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Series pays DMC, a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.65% on the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual series operating expenses from exceeding 0.76% of the Series’ average daily net assets from January 1, 2021 through June 30, 2021.* These waivers and reimbursements may be terminated only by agreement of DMC and the Series. The waivers and reimbursements are accrued daily and received monthly.

DMC may permit its affiliates, Macquarie Investment Management Global Limited (MIMGL) and Macquarie Funds Management Hong Kong Limited (MFMHKL) (together, the “Affiliated Sub-Advisors”), to execute Series equity security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. MIMGL is the sub-adviser with primary responsibility for management. MFMHKL may execute trades. For these services, DMC, not the Series, may pay each Affiliated Sub-Advisor a portion of its investment management fee.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Series. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended June 30, 2021, the Series was charged $4,055 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Series. For these services, DIFSC’s fees are calculated daily and paid monthly, at the annual rate of 0.0075% of the Series’ average daily net assets. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended June 30, 2021, the Series was charged $4,386 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are paid by the Series and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

10

As provided in the investment management agreement, the Series bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Series. For the six months ended June 30, 2021, the Series was charged $2,592 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

In addition to the management fees and other expenses of the Series, the Series indirectly bears the investment management fees and other expenses of the investment companies (Underlying Funds) in which it invests. The amount of these fees and expenses incurred indirectly by the Series will vary based upon the expense and fee levels of the Underlying Funds and the number of shares that are owned of the Underlying Funds at different times.

____________________

*	The aggregate contractual waiver period covering this report is from October 4, 2019 through April 30, 2022.

3. Investments

For the six months ended June 30, 2021, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$43,161,416
Sales	48,957,453

At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments for the Series were as follows:

Cost of investments	$103,082,781
Aggregate unrealized appreciation of investments	$19,644,087
Aggregate unrealized depreciation of investments	(1,051,550)
Net unrealized appreciation of investments	$18,592,537

At December 31, 2020, capital loss carryforwards available to offset future realized capital gains were as follows:

Loss carryforward character
Short-term	Long-term	Total
$284,874	$—	$284,874

US GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for

(continues)                    11

Notes to financial statements
Delaware VIP® Trust — Delaware VIP Equity Income Series

3. Investments (continued)

the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 –	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2021:

Level 1
Securities
Assets:
Common Stock	$120,619,867
Short-Term Investments	1,055,451
Total Value of Securities	$121,675,318

During the six months ended June 30, 2021, there were no transfers into or out of Level 3 investments. The Series’ policy is to recognize transfers into or out of Level 3 based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Series’ net assets. During the six months ended June 30, 2021, there were no Level 3 investments.

4. Capital Shares

Transactions in capital shares were as follows:

	Six months
	ended	Year ended
	6/30/21	12/31/20
Shares sold:
Standard Class	43,853	108,547
Shares issued upon reinvestment of dividends and distributions:
Standard Class	122,118	2,118,120
	165,971	2,226,667
Shares redeemed:
Standard Class	(455,322)	(942,227)
Net increase (decrease)	(289,351)	1,284,440

12

5. Line of Credit

The Series, along with certain other funds in the Delaware Funds (Participants), is a participant in a $225,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15%, with the addition of an upfront fee of 0.05% which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expires on November 1, 2021.

The Series had no amounts outstanding as of June 30, 2021, or at any time during the period then ended.

6. Securities Lending

The Series, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each series of the Trust is generally invested in a series of individual separate accounts, each corresponding to a series. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. A series can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent, and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Series may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Series’ cash collateral account may be less than the amount the Series would be required to return to the borrowers of the securities and the Series would be required to make up for this shortfall.

During the six months ended June 30, 2021, the Series had no securities out on loan.

(continues)                    13

Notes to financial statements
Delaware VIP® Trust — Delaware VIP Equity Income Series

7. Credit and Market Risk

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand, and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations, and individual issuers, all of which may negatively impact the Series’ performance.

Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Series invests will cause the NAV of the Series to fluctuate.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of June 30, 2021, there were no Rule 144A securities held by the Series.

8. Contractual Obligations

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

9. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2021, that would require recognition or disclosure in the Series’ financial statements.

14

Other Series information (Unaudited)
Delaware VIP® Equity Income Series

Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.

The Series has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Board has designated the Division Director of the US Operational Risk Group of Macquarie Asset Management as the Program Administrator for each Series in the Trust.

As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of the Series’ liquidity risk; (2) classification of each of the Series’ portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Series’ net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Series’ acquisition of Illiquid investments if, immediately after the acquisition, the Series would hold more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Series’ holdings of Illiquid assets exceed 15% of the Series’ net assets. Series with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

In assessing and managing the Series’ liquidity risk, the Program Administrator considers, as relevant, a variety of factors, including: (1) the Series’ investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Series during both normal and reasonably foreseeable stressed conditions; and (3) the Series’ holdings of cash and cash equivalents and any borrowing arrangements. Classification of the Series’ portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or to sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. The Series primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.

At a meeting of the Board held on May 25-27, 2021, the Program Administrator provided a written report to the Board addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from April 1, 2020 through March 31, 2021. The report concluded that the Program is appropriately designed and effectively implemented and that it meets the requirements of Rule 22e-4 and the Series’ liquidity needs. The Series’ HLIM is set at an appropriate level and the Series complied with its HLIM at all times during the reporting period.

15

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Series’ Forms N-PORT, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Series’ most recent Form N-PORT are available without charge on the Series’ website at delawarefunds.com/vip/literature. The Series’ Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

(1737423)
SA-VIPEI-821

Semiannual report

Delaware VIP® Trust

Delaware VIP Fund for Income Series

June 30, 2021

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. Macquarie Investment Management (MIM) is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise.

The Series is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of June 30, 2021, and subject to change for events occurring after such date.

The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

The Series is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

This material may be used in conjunction with the offering of shares in Delaware VIP® Fund for Income Series only if preceded or accompanied by the Series’ current prospectus or the summary prospectus.

© 2021 Macquarie Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Series expenses
For the six-month period from January 1, 2021 to June 30, 2021 (Unaudited)

The investment objective of the Series is to seek high current income.

As a shareholder of the Series, you incur ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from January 1, 2021 to June 30, 2021.

Actual expenses

The first section of the table shown, “Actual Series return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ expenses shown in the table reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

Expense analysis of an investment of $1,000

				Expenses
				Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/21 to
	1/1/21	6/30/21	Ratio	6/30/21*
Actual Series return†
Standard Class	$1,000.00	$1,034.10	0.82%	$4.14
Hypothetical 5% return (5% return before expenses)
Standard Class	$1,000.00	$1,020.73	0.82%	$4.11

*	“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Series’ expenses reflected above, the Series also indirectly bears its portion of the fees and expenses of the investment companies (Underlying Funds) in which it invests. The table above does not reflect the expenses of the Underlying Funds.

Security type / sector allocation
Delaware VIP® Trust — Delaware VIP Fund for Income Series

As of June 30, 2021 (Unaudited)

Sector designations may be different from the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications.

Percentage
Security type / sector	of net assets
Corporate Bonds	85.50%
Banking	2.75%
Basic Industry	7.74%
Capital Goods	4.12%
Communications	7.31%
Consumer Cyclical	14.18%
Consumer Non-Cyclical	2.64%
Energy	12.79%
Financial Services	4.40%
Healthcare	6.71%
Insurance	1.51%
Media	7.74%
Services	4.14%
Technology	5.79%
Transportation	2.12%
Utilities	1.56%
Loan Agreements	9.95%
Short-Term Investments	2.65%
Total Value of Securities	98.10%
Receivables and Other Assets Net of
Liabilities	1.90%
Total Net Assets	100.00%

Schedule of investments
Delaware VIP® Trust — Delaware VIP Fund for Income Series

June 30, 2021 (Unaudited)

	Principal
	amount°	Value (US $)
Corporate Bonds – 85.50%
Banking – 2.75%
Barclays 6.125%
12/15/25 µ, ψ	465,000	$515,857
Deutsche Bank 6.00%
10/30/25 µ, ψ	800,000	849,000
Popular 6.125%
9/14/23	555,000	600,843
SVB Financial Group
4.10% 2/15/31 µ, ψ	715,000	725,721
		2,691,421
Basic Industry – 7.74%
Allegheny Technologies
5.875% 12/1/27	180,000	189,187
Avient 144A 5.75%
5/15/25 #	457,000	483,593
Chemours 144A 5.75%
11/15/28 #	485,000	519,445
First Quantum Minerals
144A 6.875%
10/15/27 #	440,000	480,018
144A 7.25%
4/1/23 #	300,000	306,189
144A 7.50%
4/1/25 #	520,000	540,870
Freeport-McMoRan
5.45% 3/15/43	578,000	707,275
Hudbay Minerals 144A
6.125% 4/1/29 #	215,000	229,244
INEOS Quattro Finance
2 144A 3.375%
1/15/26 #	490,000	497,095
M/I Homes 4.95%
2/1/28	613,000	640,968
New Gold 144A 7.50%
7/15/27 #	455,000	494,244
NOVA Chemicals 144A
4.25% 5/15/29 #	490,000	495,554
Novelis
144A 4.75%
1/30/30 #	130,000	136,663
144A 5.875%
9/30/26 #	95,000	98,943
Olin 5.00% 2/1/30	240,000	256,631
PowerTeam Services
144A 9.033%
12/4/25 #	860,000	947,075
Vedanta Resources
Finance II 144A
8.95% 3/11/25 #	225,000	221,331
Venator Finance 144A
5.75% 7/15/25 #	335,000	330,372
		7,574,697
Capital Goods – 4.12%
ARD Finance PIK 144A
6.50% 6/30/27 #, >	425,000	447,134
Bombardier 144A
7.50% 12/1/24 #	275,000	287,720
Granite US Holdings
144A 11.00%
10/1/27 #	225,000	251,745
Intertape Polymer Group
144A 4.375%
6/15/29 #	520,000	527,972
Madison IAQ 144A
5.875% 6/30/29 #	455,000	463,531
Spirit AeroSystems 144A
5.50% 1/15/25 #	475,000	506,136
Terex 144A 5.00%
5/15/29 #	545,000	568,844
TransDigm 144A 6.25%
3/15/26 #	706,000	745,712
Vertical Holdco 144A
7.625% 7/15/28 #	215,000	233,746
		4,032,540
Communications – 7.31%
Altice Financing 144A
5.00% 1/15/28 #	320,000	314,555
Altice France Holding
144A 6.00%
2/15/28 #	705,000	703,012
Cincinnati Bell 144A
7.00% 7/15/24 #	300,000	308,849
Connect Finco 144A
6.75% 10/1/26 #	590,000	624,668
Consolidated
Communications
144A 5.00%
10/1/28 #	220,000	223,465
144A 6.50%
10/1/28 #	220,000	237,106
Frontier Communications
144A 5.875%
10/15/27 #	265,000	284,213
LCPR Senior Secured
Financing DAC 144A
6.75% 10/15/27 #	310,000	334,938

Schedule of investments
Delaware VIP® Trust — Delaware VIP Fund for Income Series

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
Level 3 Financing 144A
4.25% 7/1/28 #	535,000	$543,608
Sable International
Finance 144A 5.75%
9/7/27 #	320,000	337,170
Sprint
7.625% 3/1/26	450,000	550,183
7.875% 9/15/23	625,000	710,829
T-Mobile USA
2.625% 4/15/26	260,000	266,496
3.375% 4/15/29	260,000	268,950
3.50% 4/15/31	150,000	155,370
Vmed O2 UK Financing I
144A 4.75%
7/15/31 #	485,000	493,488
Zayo Group Holdings
144A 6.125%
3/1/28 #	785,000	802,772
		7,159,672
Consumer Cyclical – 14.18%
Allison Transmission
144A 5.875%
6/1/29 #	410,000	449,770
Bloomin’ Brands 144A
5.125% 4/15/29 #	495,000	509,231
Boyd Gaming 4.75%
12/1/27	505,000	523,306
Caesars Entertainment
144A 6.25%
7/1/25 #	290,000	307,763
144A 8.125%
7/1/27 #	245,000	272,795
Carnival
144A 5.75%
3/1/27 #	920,000	964,850
144A 7.625%
3/1/26 #	660,000	717,750
Ford Motor
8.50% 4/21/23	350,000	391,020
9.00% 4/22/25	110,000	135,756
Ford Motor Credit
3.37% 11/17/23	265,000	275,052
3.375% 11/13/25	260,000	269,932
4.542% 8/1/26	270,000	294,395
5.584% 3/18/24	470,000	515,331
General Motors Financial
5.70% 9/30/30 µ, ψ	170,000	190,825
Jaguar Land Rover
Automotive
144A 4.50%
10/1/27 #	200,000	197,430
144A 5.875%
1/15/28 #	255,000	269,182
L Brands
6.875% 11/1/35	295,000	373,913
6.95% 3/1/33	330,000	401,392
144A 9.375%
7/1/25 #	200,000	259,037
Legends Hospitality
Holding 144A 5.00%
2/1/26 #	290,000	302,688
Levi Strauss & Co. 144A
3.50% 3/1/31 #	517,000	515,578
MGM Growth Properties
Operating Partnership
144A 3.875%
2/15/29 #	385,000	392,001
MGM Resorts
International 4.75%
10/15/28	445,000	473,702
Michaels 144A 7.875%
5/1/29 #	205,000	211,663
Murphy Oil USA 144A
3.75% 2/15/31 #	450,000	445,410
New Red Finance 144A
3.50% 2/15/29 #	305,000	301,569
Nielsen Finance
144A 4.50%
7/15/29 #	125,000	125,506
144A 4.75%
7/15/31 #	410,000	411,537
PetSmart 144A 7.75%
2/15/29 #	540,000	596,025
Rent-A-Center 144A
6.375% 2/15/29 #	450,000	484,087
Royal Caribbean Cruises
144A 5.50%
4/1/28 #	930,000	975,151
Scientific Games
International
144A 7.25%
11/15/29 #	230,000	260,048
144A 8.25%
3/15/26 #	460,000	493,916
Six Flags Entertainment
144A 4.875%
7/31/24 #	295,000	298,319

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
XHR 144A 4.875%
6/1/29 #	270,000	$279,113
		13,885,043
Consumer Non-Cyclical – 2.64%
Chobani 144A 4.625%
11/15/28 #	305,000	316,666
Energizer Holdings 144A
4.375% 3/31/29 #	380,000	380,908
JBS USA LUX 144A
5.50% 1/15/30 #	625,000	699,813
Kraft Heinz Foods 5.20%
7/15/45	400,000	497,507
Post Holdings
144A 5.50%
12/15/29 #	250,000	268,671
144A 5.75%
3/1/27 #	400,000	419,000
		2,582,565
Energy – 12.79%
Apache
4.75% 4/15/43	301,000	313,613
4.875% 11/15/27	230,000	249,411
Ascent Resources Utica
Holdings
144A 5.875%
6/30/29 #	495,000	495,619
144A 7.00%
11/1/26 #	230,000	241,414
CNX Resources
144A 6.00%
1/15/29 #	485,000	525,068
144A 7.25%
3/14/27 #	225,000	241,418
Crestwood Midstream
Partners 144A 6.00%
2/1/29 #	522,000	547,448
DCP Midstream
Operating 5.125%
5/15/29	685,000	757,911
EQM Midstream Partners
144A 4.75%
1/15/31 #	290,000	299,190
144A 6.50%
7/1/27 #	195,000	217,994
Genesis Energy
5.625% 6/15/24	100,000	100,611
7.75% 2/1/28	375,000	388,050
8.00% 1/15/27	775,000	815,203
Murphy Oil 6.375%
7/15/28	815,000	860,396
NuStar Logistics
5.625% 4/28/27	185,000	198,731
6.00% 6/1/26	267,000	290,229
6.375% 10/1/30	530,000	587,052
Occidental Petroleum
3.00% 2/15/27	270,000	268,357
3.40% 4/15/26	255,000	261,453
3.50% 8/15/29	260,000	261,279
6.125% 1/1/31	490,000	577,112
6.45% 9/15/36	225,000	269,305
6.625% 9/1/30	340,000	408,425
PDC Energy 5.75%
5/15/26	588,000	615,007
Renewable Energy
Group 144A 5.875%
6/1/28 #	45,000	47,322
Southwestern Energy
7.75% 10/1/27	455,000	494,241
Targa Resources Partners
144A 4.00%
1/15/32 #	360,000	370,800
6.50% 7/15/27	535,000	581,470
TechnipFMC 144A
6.50% 2/1/26 #	885,000	955,824
Western Midstream
Operating 4.75%
8/15/28	265,000	287,139
		12,527,092
Financial Services – 4.40%
AerCap Holdings
5.875% 10/10/79 µ	600,000	626,367
Air Lease 4.65%
6/15/26 µ, ψ	450,000	467,438
Ally Financial
4.70% 5/15/26 µ, ψ	470,000	487,954
8.00% 11/1/31	330,000	474,632
Credit Suisse Group
144A 4.50%
9/3/30 #, µ, ψ	470,000	467,603
Hightower Holding 144A
6.75% 4/15/29 #	300,000	306,600
Midcap Financial Issuer
Trust
144A 5.625%
1/15/30 #	295,000	296,507
144A 6.50%
5/1/28 #	410,000	429,594
UBS Group 144A
4.375%
2/10/31 #, µ, ψ	730,000	747,666
		4,304,361

Schedule of investments
Delaware VIP® Trust — Delaware VIP Fund for Income Series

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Healthcare – 6.71%
Bausch Health 144A
6.25% 2/15/29 #	685,000	$678,355
Cheplapharm
Arzneimittel 144A
5.50% 1/15/28 #	425,000	436,156
CHS
144A 4.75%
2/15/31 #	470,000	472,350
144A 8.00%
3/15/26 #	240,000	258,904
DaVita 144A 4.625%
6/1/30 #	405,000	416,935
Encompass Health
4.75% 2/1/30	330,000	351,084
Hadrian Merger Sub
144A 8.50%
5/1/26 #	504,000	527,015
HCA
3.50% 9/1/30	170,000	181,219
5.375% 2/1/25	155,000	175,034
5.875% 2/15/26	125,000	144,750
5.875% 2/1/29	255,000	308,676
Jaguar Holding II
144A 4.625%
6/15/25 #	240,000	252,480
144A 5.00%
6/15/28 #	435,000	472,375
Organon & Co. 144A
5.125% 4/30/31 #	235,000	242,391
Ortho-Clinical
Diagnostics
144A 7.25%
2/1/28 #	229,000	250,583
144A 7.375%
6/1/25 #	294,000	316,878
Surgery Center Holdings
144A 10.00%
4/15/27 #	245,000	269,750
Tenet Healthcare
144A 6.125%
10/1/28 #	265,000	283,150
6.75% 6/15/23	255,000	278,588
6.875% 11/15/31	223,000	254,260
		6,570,933
Insurance – 1.51%
GTCR AP Finance 144A
8.00% 5/15/27 #	156,000	166,685
HUB International 144A
7.00% 5/1/26 #	461,000	479,242
USI 144A 6.875%
5/1/25 #	821,000	833,738
		1,479,665
Media – 7.74%
AMC Networks 4.25%
2/15/29	375,000	378,750
Beasley Mezzanine
Holdings 144A
8.625% 2/1/26 #	475,000	480,937
CCO Holdings
144A 4.50%
8/15/30 #	875,000	912,156
4.50% 5/1/32	120,000	124,766
144A 5.375%
6/1/29 #	365,000	399,438
Clear Channel Outdoor
Holdings
144A 7.50%
6/1/29 #	290,000	300,610
144A 7.75%
4/15/28 #	230,000	241,225
CSC Holdings
144A 4.625%
12/1/30 #	900,000	884,124
144A 5.00%
11/15/31 #	440,000	442,706
Cumulus Media New
Holdings 144A
6.75% 7/1/26 #	484,000	507,017
Gray Television
144A 4.75%
10/15/30 #	275,000	274,389
144A 7.00%
5/15/27 #	210,000	227,747
Netflix 4.875% 4/15/28	190,000	221,118
News 144A 3.875%
5/15/29 #	160,000	161,800
Nexstar Broadcasting
144A 4.75%
11/1/28 #	345,000	354,919
Sirius XM Radio 144A
4.00% 7/15/28 #	935,000	964,219
Terrier Media Buyer
144A 8.875%
12/15/27 #	645,000	699,061
		7,574,982

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Services – 4.14%
BCPE Ulysses
Intermediate PIK
144A 7.75%
4/1/27 #, «	225,000	$230,932
Bidfair Holdings 144A
5.875% 6/1/29 #	455,000	462,394
Gartner 144A 4.50%
7/1/28 #	395,000	417,687
Iron Mountain
144A 5.25%
3/15/28 #	460,000	482,333
144A 5.25%
7/15/30 #	260,000	275,578
Prime Security Services
Borrower
144A 5.75%
4/15/26 #	265,000	293,434
144A 6.25%
1/15/28 #	920,000	979,818
United Rentals North
America 5.25%
1/15/30	430,000	471,590
White Cap Buyer 144A
6.875% 10/15/28 #	415,000	444,729
		4,058,495
Technology – 5.79%
Austin BidCo 144A
7.125% 12/15/28 #	180,000	184,808
Banff Merger Sub 144A
9.75% 9/1/26 #	530,000	558,487
Black Knight InfoServ
144A 3.625%
9/1/28 #	410,000	408,454
BY Crown Parent 144A
4.25% 1/31/26 #	420,000	440,790
Camelot Finance 144A
4.50% 11/1/26 #	445,000	467,063
Clarivate
Science Holdings
144A 4.875%
6/30/29 #	640,000	657,600
Go Daddy Operating
144A 3.50%
3/1/29 #	475,000	472,862
Microchip Technology
4.25% 9/1/25	465,000	488,327
MSCI 144A 3.625%
11/1/31 #	440,000	451,889
Qorvo 144A 3.375%
4/1/31 #	240,000	250,848
Sensata Technologies
144A 4.00%
4/15/29 #	575,000	584,392
SS&C Technologies 144A
5.50% 9/30/27 #	665,000	706,313
		5,671,833
Transportation – 2.12%
Delta Air Lines 7.375%
1/15/26	405,000	475,521
Stena International
144A 6.125%
2/1/25 #	200,000	208,750
United Airlines Holdings
4.875% 1/15/25	965,000	1,002,529
VistaJet Malta Finance
144A 10.50%
6/1/24 #	360,000	392,922
		2,079,722
Utilities – 1.56%
Calpine
144A 4.625%
2/1/29 #	85,000	83,805
144A 5.00%
2/1/31 #	510,000	508,470
PG&E 5.25% 7/1/30	440,000	445,428
Vistra Operations 144A
4.375% 5/1/29 #	485,000	488,031
		1,525,734
Total Corporate Bonds
(cost $80,151,910)		83,718,755

Loan Agreements – 9.95%
Applied Systems 2nd
Lien 6.25%
(LIBOR03M + 5.50%)
9/19/25 ●	1,454,124	1,478,480
Apro 4.50% (LIBOR03M
+ 3.75%) 11/14/26 ●	221,484	221,484
Calpine 2.61%
(LIBOR01M + 2.50%)
12/16/27 ●	642	639
Epicor Software 2nd Lien
8.75% (LIBOR01M +
7.75%) 7/31/28 ●	368,200	381,893
Frontier Communications
Tranche B 4.50%
(LIBOR01M + 3.75%)
5/1/28 ●	195,000	195,457

Schedule of investments
Delaware VIP® Trust — Delaware VIP Fund for Income Series

	Principal
	amount°	Value (US $)
Loan Agreements (continued)
Gainwell Acquisition
Tranche B 4.75%
(LIBOR03M + 4.00%)
10/1/27 ●	525,679	$527,979
Global Medical
Response 5.75%
(LIBOR03M + 4.75%)
10/2/25 ●	731,325	735,439
Green Energy Partners
Tranche B-1 6.50%
(LIBOR03M + 5.50%)
11/13/21 ●	186,201	174,254
Green Energy Partners
Tranche B-2 6.50%
(LIBOR03M + 5.50%)
11/13/21 ●	65,622	61,411
Hamilton Projects
Acquiror 5.75%
(LIBOR03M + 4.75%)
6/17/27 ●	495,000	491,287
Informatica 2nd Lien
7.125% 2/25/25	535,000	548,375
Peraton Tranche B 1st
Lien 4.50%
(LIBOR01M + 3.75%)
2/1/28 ●	483,787	486,093
Precisely Software 2nd
Lien 8.00%
(LIBOR03M + 7.25%)
4/23/29 ●	250,000	250,781
Schweitzer-Mauduit
International
Tranche B 4.50%
(LIBOR01M + 3.75%)
1/27/28 ●	243,000	240,266
Solenis International 2nd
Lien 8.635%
(LIBOR03M + 8.50%)
6/26/26 ●	768,588	771,470
Surgery Center Holdings
4.50% (LIBOR01M +
3.75%) 8/31/26 ●	492,183	494,914
Tecta America 2nd Lien
9.25% (LIBOR03M +
8.50%) 4/6/29 ●	275,000	275,000
Ultimate Software Group
2nd Lien 7.50%
(LIBOR03M + 6.75%)
5/3/27 ●	914,000	932,661
Vantage Specialty
Chemicals 1st lien
4.50% (LIBOR03M +
3.50%) 10/28/24 ●	343,222	335,553
Vantage Specialty
Chemicals 2nd Lien
9.25% (LIBOR03M +
8.25%) 10/27/25 ●	169,000	163,254
Verscend Holding
Tranche B 4.104%
(LIBOR01M + 4.00%)
8/27/25 ●	972,347	976,398
Total Loan Agreements
(cost $9,614,553)		9,743,088

	Number of
	shares
Short-Term Investments – 2.65%
Money Market Mutual Funds – 2.65%
BlackRock FedFund –
Institutional Shares
(seven-day effective
yield 0.03%)	649,566	649,566
Fidelity Investments
Money Market
Government Portfolio
– Class I (seven-day
effective yield 0.01%)	649,567	649,567
GS Financial Square
Government Fund –
Institutional Shares
(seven-day effective
yield 0.02%)	649,567	649,567
Morgan Stanley
Government Portfolio
– Institutional Share
Class (seven-day
effective yield 0.00%)	649,566	649,566
Total Short-Term Investments
(cost $2,598,266)		2,598,266
Total Value of
Securities—98.10%
(cost $92,364,729)		$96,060,109

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2021. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2021, the aggregate value of Rule 144A securities was $56,996,288, which represents 58.21% of the Series’ net assets. See Note 7 in “Notes to financial statements.”
>	PIK. 100% of the income received was in the form of cash.
«	PIK. The first payment of cash and/or principal will be made after October 1, 2021.
●	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

Summary of abbreviations:

DAC – Designated Activity Company
GS – Goldman Sachs
ICE – Intercontinental Exchange, Inc.
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
MSCI – Morgan Stanley Capital International
PIK – Payment-in-kind
USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Statement of assets and liabilities
Delaware VIP® Trust — Delaware VIP Fund for Income Series

June 30, 2021 (Unaudited)

Assets:
Investments, at value*	$96,060,109
Cash	193,907
Dividends and interest receivable	1,318,246
Receivable for securities sold	1,261,371
Receivable for series shares sold	18,457
Other assets	7,546
Total Assets	98,859,636
Liabilities:
Payable for securities purchased	781,900
Investment management fees payable to affiliates	56,409
Other accrued expenses	30,506
Payable for series shares redeemed	25,548
Audit and tax fees payable	23,125
Reports and statements to shareholders expenses payable to non-affiliates	17,433
Accounting and administration expenses payable to affiliates	609
Dividend disbursing and transfer agent fees and expenses payable to affiliates	602
Trustees’ fees and expenses payable to affiliates	328
Legal fees payable to affiliates	308
Reports and statements to shareholders expenses payable to affiliates	78
Total Liabilities	936,846
Total Net Assets	$97,922,790

Net Assets Consist of:
Paid-in capital	$97,394,679
Total distributable earnings (loss)	528,111
Total Net Assets	$97,922,790

Net Asset Value
Standard Class:
Net assets	$97,922,790
Shares of beneficial interest outstanding, unlimited authorization, no par	15,499,430
Net asset value per share	$6.32
____________________
*Investments, at cost	$92,118,579

See accompanying notes, which are an integral part of the financial statements.

Statement of operations
Delaware VIP® Trust — Delaware VIP Fund for Income Series

Six months ended June 30, 2021 (Unaudited)

Investment Income:
Interest	$2,585,609
Dividends	512
2,586,121

Expenses:
Management fees	314,373
Accounting and administration expenses	26,952
Audit and tax fees	24,125
Reports and statements to shareholders expenses	8,600
Dividend disbursing and transfer agent fees and expenses	3,961
Legal fees	3,024
Custodian fees	2,963
Trustees’ fees and expenses	2,003
Other	9,333
Total operating expenses	395,334
Net Investment Income	2,190,787
Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	2,111,937
Net change in unrealized appreciation (depreciation) of investments	(1,105,370)
Net Realized and Unrealized Gain	1,006,567
Net Increase in Net Assets Resulting from Operations	$3,197,354

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware VIP® Trust — Delaware VIP Fund for Income Series

	Six months
	ended
	6/30/21	Year ended
	(Unaudited)	12/31/20
Increase (Decrease) in Net Assets from Operations:
Net investment income	$2,190,787	$4,560,524
Net realized gain	2,111,937	113,517
Net change in unrealized appreciation (depreciation)	(1,105,370)	2,146,230
Net increase in net assets resulting from operations	3,197,354	6,820,271

Dividends and Distributions to Shareholders from:
Distributable earnings:
Standard Class	(4,961,205)	(5,678,792)

Capital Share Transactions:
Proceeds from shares sold:
Standard Class	2,026,287	2,119,323

Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	4,961,205	5,678,792
	6,987,492	7,798,115
Cost of shares redeemed:
Standard Class	(5,168,914)	(16,106,275)
Increase (decrease) in net assets derived from capital share transactions	1,818,578	(8,308,160)
Net Increase (Decrease) in Net Assets	54,727	(7,166,681)

Net Assets:
Beginning of period	97,868,063	105,034,744
End of period	$97,922,790	$97,868,063

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware VIP® Fund for Income Series Standard Class

Selected data for each share of the Series outstanding throughout each period were as follows:

	Six months
	ended
	6/30/21[1]	Year ended
	(Unaudited)	12/31/20	12/31/19[2]	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$6.44	$6.36	$5.96	$6.45	$6.36	$6.07

Income (loss) from investment operations
Net investment income[3]	0.14	0.29	0.30	0.30	0.30	0.30
Net realized and unrealized gain (loss)	0.07	0.16	0.44	(0.46)	0.12	0.34
Total from investment operations	0.21	0.45	0.74	(0.16)	0.42	0.64

Less dividends and distributions from:
Net investment income	(0.33)	(0.37)	(0.34)	(0.33)	(0.33)	(0.35)
Total dividends and distributions	(0.33)	(0.37)	(0.34)	(0.33)	(0.33)	(0.35)

Net asset value, end of period	$6.32	$6.44	$6.36	$5.96	$6.45	$6.36
Total return[4]	3.41%	7.95% [5]	12.78% [5]	(2.58% )	6.82%	11.12%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$97,923	$97,868	$105,035	$100,198	$106,011	$101,427
Ratio of expenses to average net assets[6]	0.82%	0.83%	0.85%	0.91%	0.89%	0.89%
Ratio of expenses to average net assets prior to
fees waived[6]	0.82%	0.87%	0.88%	0.91%	0.89%	0.89%
Ratio of net investment income to average net
assets	4.53%	4.73%	4.94%	4.93%	4.70%	4.85%
Ratio of net investment income to average net
assets prior to fees waived	4.53%	4.69%	4.91%	4.93%	4.70%	4.85%
Portfolio turnover	58%	131%	115%	73%	66%	56%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]

On October 4, 2019, the First Investors Life Series Fund For Income shares were reorganized into Standard Class shares of the Series. See “Notes to financial statements.” The Standard Class shares financial highlights for the period prior to October 4, 2019, reflect the performance of the First Investors Life Series Fund For Income shares.

[3]	The average shares outstanding have been applied for per share information.
[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

[5]	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Series invests.

See accompanying notes, which are an integral part of the financial statements.

Notes to financial statements
Delaware VIP® Trust — Delaware VIP Fund for Income Series

June 30, 2021 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust. The Trust consists of 12 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940, as amended (1940 Act). These financial statements and the related notes pertain to Delaware VIP Fund for Income Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the 1940 Act and offers Standard Class shares. The Standard Class shares do not carry a distribution and service (12b-1) fee. The shares of the Series are sold only to separate accounts of life insurance companies.

Before the Series commenced operations, on October 4, 2019, all of the assets and liabilities of the First Investors Life Series Fund For Income, its Predecessor Series were transferred to the Series in a tax-free reorganization as set forth in an agreement and plan of reorganization (the Foresters Reorganization) between the Trust, on behalf of the Series, and Foresters Investment Management Company, Inc. (FIMCO), on behalf of the Predecessor Series. As a result of the Foresters Reorganization, the Series assumed the performance and accounting history of the Predecessor Series. Financial information included for the dates prior to the Foresters Reorganization is that of the Predecessor Series.

On December 2, 2020, Waddell & Reed Financial, Inc., the parent company of Ivy Investment Management Company, the investment adviser of the Ivy Funds Complex (the Ivy Funds), and Macquarie Management Holdings, Inc., the US holding company for Macquarie Group Limited’s US asset management business (Macquarie), announced that they had entered into an agreement whereby Macquarie would acquire the investment management business of Waddell & Reed Financial, Inc. (the “Transaction”). The Transaction closed on April 30, 2021. The Ivy Funds, as part of Delaware Funds® by Macquarie, are now managed by Delaware Management Company (DMC) and distributed by Delaware Distributors, L.P. (DDLP).

1. Significant Accounting Policies

The Series follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Series.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset value (NAV). Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

Federal Income Taxes — No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken or expected to be taken on the Series’ federal income tax returns through the six months ended June 30, 2021 and for all open tax years (years ended December 31, 2017–December 31, 2020), and has concluded that no provision for federal income tax is required in the Series’ financial statements. If applicable, the Series recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in Other” on the “Statement of operations.” During the six months ended June 30, 2021, the Series did not incur any interest or tax penalties.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management

14

fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Series receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statement of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” There were no such earnings credits for the six months ended June 30, 2021.

The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended June 30, 2021, the Series earned less than $1 under this arrangement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Series pays DMC, a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.65% on the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual series operating expenses from exceeding 0.81% of the Series’ average daily net assets from April 30, 2021 through June 30, 2021.* Prior to April 30, 2021, the expense waiver was 0.83% of the Series’ average daily net assets. These waivers and reimbursements may be terminated only by agreement of DMC and the Series. The waivers and reimbursements are accrued daily and received monthly.

DMC may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Europe Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Global Limited (together, the “Affiliated Sub-Advisors”). The Manager may also permit these Affiliated Sub-Advisors to execute Series security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize an Affiliated Sub-Advisor’s specialized market knowledge. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Series, pays each Affiliated Sub-Advisor a portion of its investment management fee.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Series. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended June 30, 2021, the Series was charged $3,625 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Series. For these services, DIFSC’s fees are calculated daily and paid monthly, at the annual rate of 0.0075% of the Series’ average daily net assets. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended June 30, 2021, the Series was charged $3,627 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are paid by the Series and are also included on the

(continues)                    15

Notes to financial statements
Delaware VIP® Trust — Delaware VIP Fund for Income Series

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

“Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

As provided in the investment management agreement, the Series bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Series. For the six months ended June 30, 2021, the Series was charged $1,901 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

In addition to the management fees and other expenses of the Series, the Series indirectly bears the investment management fees and other expenses of the investment companies (Underlying Funds) in which it invests. The amount of these fees and expenses incurred indirectly by the Series will vary based upon the expense and fee levels of the Underlying Funds and the number of shares that are owned of the Underlying Funds at different times.

____________________

*	The aggregate contractual waiver period covering this report is from October 4, 2019 through April 30, 2022.

3. Investments

For the six months ended June 30, 2021, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$54,697,347
Sales	56,131,218

At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments for the Series were as follows:

Cost of investments	$92,364,729
Aggregate unrealized appreciation of investments	$3,835,403
Aggregate unrealized depreciation of investments	(140,023)
Net unrealized appreciation of investments	$3,695,380

At December 31, 2020, capital loss carryforwards available to offset future realized capital gains were as follows:

Loss carryforward character
Short-term	Long-term	Total
$1,671,811	$5,768,813	$7,440,624

US GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the

16

asset or liability based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 –	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2021:

	Level 1	Level 2	Total
Securities
Assets:
Corporate Bonds	$—	$83,718,755	$83,718,755
Loan Agreements	—	9,743,088	9,743,088
Short-Term Investments	2,598,266	—	2,598,266
Total Value of Securities	$2,598,266	$93,461,843	$96,060,109

During the six months ended June 30, 2021, there were no transfers into or out of Level 3 investments. The Series’ policy is to recognize transfers into or out of Level 3 based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Series’ net assets. During the six months ended June 30, 2021, there were no Level 3 investments.

(continues)                    17

Notes to financial statements
Delaware VIP® Trust — Delaware VIP Fund for Income Series

4. Capital Shares

Transactions in capital shares were as follows:

	Six months
	ended	Year ended
	6/30/21	12/31/20
Shares sold:
Standard Class	316,857	343,476
Shares issued upon reinvestment of dividends and distributions:
Standard Class	800,194	1,025,053
	1,117,051	1,368,529
Shares redeemed:
Standard Class	(808,781)	(2,679,433)
Net increase (decrease)	308,270	(1,310,904)

5. Line of Credit

The Series, along with certain other funds in the Delaware Funds (Participants), is a participant in a $225,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15% with the addition of an upfront fee of 0.05%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expires on November 1, 2021.

The Series had no amounts outstanding as of June 30, 2021, or at any time during the period then ended.

6. Securities Lending

The Series, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each series of the Trust is generally invested in a series of individual separate accounts, each corresponding to a series. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational

18

organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. A series can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent, and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Series may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Series’ cash collateral account may be less than the amount the Series would be required to return to the borrowers of the securities and the Series would be required to make up for this shortfall.

During the six months ended June 30, 2021, the Series had no securities out on loan.

7. Credit and Market Risk

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand, and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations, and individual issuers, all of which may negatively impact the Series’ performance.

When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.

IBOR risk is the risk that changes related to the use of the London interbank offered rate (LIBOR) and other interbank offered rate (collectively, “IBORs” ) could have adverse impacts on financial instruments that reference LIBOR (or the corresponding IBOR). The abandonment of LIBOR could affect the value and liquidity of instruments that reference LIBOR. The use of alternative reference rate products may impact investment strategy performance. These risks may also apply with respect to changes in connection with other IBORs, such as the euro overnight index average (EONIA), which are also the subject of recent reform.

The Series invests in bank loans and other securities that may subject it to direct indebtedness risk, the risk that the Series will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Series more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated.

Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Series may involve revolving credit facilities or other standby financing commitments that obligate the Series to pay additional cash on a certain date or on demand. These commitments may require the Series to increase its investment in a company at a time when the Series might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Series is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments. When a loan agreement is purchased, the Series may pay an assignment fee. On an ongoing basis, the Series may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by a borrower. Prepayment penalty, facility, commitment, consent, and amendment fees are recorded to income as earned or paid.

(continues)                    19

Notes to financial statements
Delaware VIP® Trust — Delaware VIP Fund for Income Series

7. Credit and Market Risk (continued)

As the Series may be required to rely upon another lending institution to collect and pass on to the Series amounts payable with respect to the loan and to enforce the Series’ rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Series from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Series.

The Series invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC and lower than Baa3 by Moody’s Investors Service, Inc. or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A, promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedule of investments.”

8. Contractual Obligations

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

9. Recent Accounting Pronouncements

In March 2020, FASB issued an Accounting Standards Update (ASU), ASU 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. As of the financial reporting period, Management is evaluating the impact of applying this ASU.

10. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2021, that would require recognition or disclosure in the Series’ financial statements.

20

Other Series information (Unaudited)
Delaware VIP® Fund for Income Series

Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.

The Series has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Board has designated the Division Director of the US Operational Risk Group of Macquarie Asset Management as the Program Administrator for each Series in the Trust.

As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of the Series’ liquidity risk; (2) classification of each of the Series’ portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Series’ net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Series’ acquisition of Illiquid investments if, immediately after the acquisition, the Series would hold more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Series’ holdings of Illiquid assets exceed 15% of the Series’ net assets. Series with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

In assessing and managing the Series’ liquidity risk, the Program Administrator considers, as relevant, a variety of factors, including: (1) the Series’ investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Series during both normal and reasonably foreseeable stressed conditions; and (3) the Series’ holdings of cash and cash equivalents and any borrowing arrangements. Classification of the Series’ portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or to sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. The Series primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.

At a meeting of the Board held on May 25-27, 2021, the Program Administrator provided a written report to the Board addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from April 1, 2020 through March 31, 2021. The report concluded that the Program is appropriately designed and effectively implemented and that it meets the requirements of Rule 22e-4 and the Series’ liquidity needs. The Series’ HLIM is set at an appropriate level and the Series complied with its HLIM at all times during the reporting period.

21

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Series’ Forms N-PORT, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Series’ most recent Form N-PORT are available without charge on the Series’ website at delawarefunds.com/vip/literature. The Series’ Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

(1737423)
SA-VIPFFI-821

Semiannual report

Delaware VIP® Trust

Delaware VIP Growth and Income Series

June 30, 2021

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. Macquarie Investment Management (MIM) is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise.

The Series is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of June 30, 2021, and subject to change for events occurring after such date.

The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

The Series is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

This material may be used in conjunction with the offering of shares in Delaware VIP® Growth and Income Series only if preceded or accompanied by the Series’ current prospectus or the summary prospectus.

© 2021 Macquarie Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Series expenses
For the six-month period from January 1, 2021 to June 30, 2021 (Unaudited)

The investment objective of the Series is to seek long-term growth of capital and current income.

As a shareholder of the Series, you incur ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from January 1, 2021 to June 30, 2021.

Actual expenses

The first section of the table shown, “Actual Series return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ expenses shown in the table assume reinvestment of all dividends and distributions

Expense analysis of an investment of $1,000

				Expenses
				Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/21 to
	1/1/21	6/30/21	Ratio	6/30/21*
Actual Series return†
Standard Class	$1,000.00	$1,141.40	0.71%	$3.77
Hypothetical 5% return (5% return before expenses)
Standard Class	$1,000.00	$1,021.27	0.71%	$3.56

*	“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Series’ expenses reflected above, the Series also indirectly bears its portion of the fees and expenses of the investment companies (Underlying Funds) in which it invests. The table above does not reflect the expenses of the Underlying Funds.

1

Security type / sector allocation and top 10 equity holdings
Delaware VIP® Trust — Delaware VIP Growth and Income Series

As of June 30, 2021 (Unaudited)

Sector designations may be different from the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications.

Percentage
Security type / sector	of net assets
Common Stock	99.58%
Communication Services	9.24%
Consumer Discretionary	5.76%
Consumer Staples	8.39%
Energy	6.72%
Financials	20.00%
Healthcare	17.63%
Industrials	10.63%
Information Technology	15.67%
Materials	2.99%
Real Estate	1.59%
Utilities	0.96%
Short-Term Investments	0.40%
Total Value of Securities	99.98%
Receivables and Other Assets Net of
Liabilities	0.02%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 equity holdings	of net assets
Johnson & Johnson	3.79%
Motorola Solutions	3.62%
Philip Morris International	3.49%
American International Group	3.49%
Cisco Systems	3.43%
Raytheon Technologies	3.41%
ConocoPhillips	3.40%
Comcast Class A	3.33%
Northrop Grumman	3.33%
Exxon Mobil	3.32%

2

Schedule of investments
Delaware VIP® Trust — Delaware VIP Growth and Income Series

June 30, 2021 (Unaudited)

	Number of
	shares	Value (US $)
Common Stock – 99.58%◆
Communication Services – 9.24%
AT&T	458,763	$13,203,199
Comcast Class A	295,592	16,854,656
Verizon
Communications	298,106	16,702,879
		46,760,734
Consumer Discretionary – 5.76%
Dollar Tree †	31,413	3,125,593
Lowe’s	67,583	13,109,075
TJX	191,431	12,906,278
		29,140,946
Consumer Staples – 8.39%
Altria Group	152,280	7,260,711
Archer-Daniels-Midland	121,967	7,391,200
Herbalife Nutrition †	55,748	2,939,592
Mondelez International
Class A	115,578	7,216,690
Philip Morris
International	178,175	17,658,924
		42,467,117
Energy – 6.72%
ConocoPhillips	282,790	17,221,911
Exxon Mobil	266,048	16,782,308
		34,004,219
Financials – 20.00%
Allstate	94,740	12,357,885
American International
Group	370,348	17,628,565
Discover Financial
Services	85,393	10,101,138
First American Financial	239,097	14,907,698
MetLife	182,200	10,904,670
Old Republic
International	312,811	7,792,122
OneMain Holdings	89,746	5,376,683
Synchrony Financial	204,436	9,919,235
Truist Financial	219,630	12,189,465
		101,177,461
Healthcare – 17.63%
AbbVie	69,084	7,781,622
AmerisourceBergen	8,225	941,680
Bristol-Myers Squibb	138,119	9,229,112
Cardinal Health	88,833	5,071,476
Cigna	47,640	11,294,015
CVS Health	101,535	8,472,080
Gilead Sciences	27,661	1,904,737
Johnson & Johnson	116,495	19,191,386
Merck & Co.	173,469	13,490,684
Organon & Co. †	17,347	524,917
Viatris	791,218	11,306,505
		89,208,214
Industrials – 10.63%
Caterpillar	19,257	4,190,901
Emerson Electric	66,561	6,405,831
Honeywell International	41,469	9,096,225
Northrop Grumman	46,349	16,844,617
Raytheon Technologies	202,278	17,256,336
		53,793,910
Information Technology – 15.67%
Broadcom	34,133	16,275,980
Cisco Systems	327,716	17,368,948
Cognizant Technology
Solutions Class A	183,372	12,700,345
HP	157,911	4,767,333
Motorola Solutions	84,386	18,299,104
Oracle	105,055	8,177,481
Western Union	74,082	1,701,663
		79,290,854
Materials – 2.99%
DuPont de Nemours	195,140	15,105,788
		15,105,788
Real Estate – 1.59%
Equity Commonwealth	95,287	2,496,519
Equity Residential	71,713	5,521,901
		8,018,420
Utilities – 0.96%
NRG Energy	119,948	4,833,904
		4,833,904
Total Common Stock
(cost $422,768,062)		503,801,567

Short-Term Investments – 0.40%
Money Market Mutual Funds – 0.40%
BlackRock FedFund –
Institutional Shares
(seven-day effective
yield 0.03%)	503,654	503,654
Fidelity Investments
Money Market
Government Portfolio
– Class I (seven-day
effective yield 0.01%)	503,653	503,653

3

Schedule of investments
Delaware VIP® Trust — Delaware VIP Growth and Income Series

	Number of
	shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
GS Financial Square
Government Fund –
Institutional Shares
(seven-day effective
yield 0.02%)	503,653	$503,653
Morgan Stanley
Government Portfolio
– Institutional Share
Class (seven-day
effective yield 0.00%)	503,654	503,654
Total Short-Term Investments
(cost $2,014,614)		2,014,614
Total Value of
Securities—99.98%
(cost $424,782,676)		$505,816,181

◆	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†	Non-income producing security.

Summary of abbreviations:
GS – Goldman Sachs

See accompanying notes, which are an integral part of the financial statements.

4

Statement of assets and liabilities
Delaware VIP® Trust — Delaware VIP Growth and Income Series

June 30, 2021 (Unaudited)

Assets:
Investments, at value*	$505,816,181
Receivable for securities sold	1,735,000
Dividends receivable	732,847
Other assets	16,185
Total Assets	508,300,213
Liabilities:
Payable for securities purchased	1,750,341
Investment management fees payable to affiliates	273,285
Payable for series shares redeemed	247,686
Other accrued expenses	124,493
Dividend disbursing and transfer agent fees and expenses payable to affiliates	3,159
Accounting and administration expenses payable to affiliates	1,800
Trustees’ fees and expenses payable to affiliates	1,742
Legal fees payable to affiliates	1,640
Reports and statements to shareholders expenses payable to affiliates	401
Total Liabilities	2,404,547
Total Net Assets	$505,895,666

Net Assets Consist of:
Paid-in capital	$388,865,539
Total distributable earnings (loss)	117,030,127
Total Net Assets	$505,895,666

Net Asset Value
Standard Class:
Net assets	$505,895,666
Shares of beneficial interest outstanding, unlimited authorization, no par	16,025,949
Net asset value per share	$31.57
____________________
*Investments, at cost	$424,782,676

See accompanying notes, which are an integral part of the financial statements.

5

Statement of operations
Delaware VIP® Trust — Delaware VIP Growth and Income Series

Six months ended June 30, 2021 (Unaudited)

Investment Income:
Dividends	$6,396,025

Expenses:
Management fees	1,594,309
Accounting and administration expenses	57,841
Dividend disbursing and transfer agent fees and expenses	20,013
Reports and statements to shareholders expenses	17,630
Audit and tax fees	17,105
Legal fees	15,809
Trustees’ fees and expenses	9,869
Custodian fees	9,521
Other	6,109
1,748,206
Total operating expenses	1,748,206
Net Investment Income	4,647,819
Net Realized and Unrealized Gain:
Net realized gain on investments	36,023,705
Net change in unrealized appreciation (depreciation) of investments	24,082,340
Net Realized and Unrealized Gain	60,106,045
Net Increase in Net Assets Resulting from Operations	$64,753,864

See accompanying notes, which are an integral part of the financial statements.

6

Statements of changes in net assets
Delaware VIP® Trust — Delaware VIP Growth and Income Series

	Six months
	ended
	6/30/21	Year ended
	(Unaudited)	12/31/20
Increase (Decrease) in Net Assets from Operations:
Net investment income	$4,647,819	$9,098,630
Net realized gain (loss)	36,023,705	(4,075,021)
Net change in unrealized appreciation (depreciation)	24,082,340	(12,421,762)
Net increase (decrease) in net assets resulting from operations	64,753,864	(7,398,153)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Standard Class	(9,074,137)	(136,194,991)

Capital Share Transactions:
Proceeds from shares sold:
Standard Class	744,602	3,043,343

Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	9,074,137	136,194,991
	9,818,739	139,238,334
Cost of shares redeemed:
Standard Class	(26,769,050)	(46,521,417)
Increase (decrease) in net assets derived from capital share transactions	(16,950,311)	92,716,917
Net Increase (Decrease) in Net Assets	38,729,416	(50,876,227)

Net Assets:
Beginning of period	467,166,250	518,042,477
End of period	$505,895,666	$467,166,250

See accompanying notes, which are an integral part of the financial statements.

7

Financial highlights
Delaware VIP® Growth and Income Series Standard Class

Selected data for each share of the Series outstanding throughout each period were as follows:

	Six months
	ended
	6/30/21[1]	Year ended
	(Unaudited)	12/31/20	12/31/19[2]	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$28.17	$43.10	$41.84	$49.45	$44.18	$43.11

Income (loss) from investment operations
Net investment income[3]	0.29	0.59	0.71	0.72	0.66	0.69
Net realized and unrealized gain (loss)	3.67	(3.82)	8.82	(5.48)	7.09	3.08
Total from investment operations	3.96	(3.23)	9.53	(4.76)	7.75	3.77

Less dividends and distributions from:
Net investment income	(0.56)	(0.75)	(0.74)	(0.68)	(0.71)	(0.61)
Net realized gain	—	(10.95)	(7.53)	(2.17)	(1.77)	(2.09)
Total dividends and distributions	(0.56)	(11.70)	(8.27)	(2.85)	(2.48)	(2.70)

Net asset value, end of period	$31.57	$28.17	$43.10	$41.84	$49.45	$44.18
Total return[4]	14.14%	(0.46% )	25.60%	(10.17% )	18.28%	9.88%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$505,896	$467,166	$518,042	$448,975	$531,695	$475,019
Ratio of expenses to average net assets[5]	0.71%	0.74%	0.76%	0.77%	0.78%	0.79%
Ratio of net investment income to average net
assets	1.90%	2.09%	1.75%	1.54%	1.45%	1.67%
Portfolio turnover	37%	30%	122% [6]	58%	17%	21%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	On October 4, 2019, the First Investors Life Series Growth And Income Fund shares were reorganized into Standard Class shares of the Series. See “Notes to financial statements.” The Standard Class shares financial highlights for the period prior to October 4, 2019, reflect the performance of the First Investors Life Series Growth And Income Fund shares.
[3]	The average shares outstanding have been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Series invests.
[6]	The Series’ portfolio turnover rate increased substantially during the year ended December 31, 2019 due to a change in the Series’ portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

8

Notes to financial statements
Delaware VIP® Trust — Delaware VIP Growth and Income Series

June 30, 2021 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust. The Trust consists of 12 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940, as amended (1940 Act). These financial statements and the related notes pertain to Delaware VIP Growth and Income Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the 1940 Act and offers Standard Class shares. The Standard Class shares do not carry a distribution and service (12b-1) fee. The shares of the Series are sold only to separate accounts of life insurance companies.

Before the Series commenced operations, on October 4, 2019, all of the assets and liabilities of the First Investors Life Series Growth And Income Fund, its Predecessor Series were transferred to the Series in a tax-free reorganization as set forth in an agreement and plan of reorganization (the Foresters Reorganization) between the Trust, on behalf of the Series, and Foresters Investment Management Company, Inc. (FIMCO), on behalf of the Predecessor Series. As a result of the Foresters Reorganization, the Series assumed the performance and accounting history of the Predecessor Series. Financial information included for the dates prior to the Foresters Reorganization is that of the Predecessor Series.

On December 2, 2020, Waddell & Reed Financial, Inc., the parent company of Ivy Investment Management Company, the investment adviser of the Ivy Funds Complex (the Ivy Funds), and Macquarie Management Holdings, Inc., the US holding company for Macquarie Group Limited’s US asset management business (Macquarie), announced that they had entered into an agreement whereby Macquarie would acquire the investment management business of Waddell & Reed Financial, Inc. (the “Transaction”). The Transaction closed on April 30, 2021. The Ivy Funds, as part of Delaware Funds® by Macquarie, are now managed by Delaware Management Company (DMC) and distributed by Delaware Distributors, L.P. (DDLP).

1. Significant Accounting Policies

The Series follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Series.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Open-end investment companies are valued at their published net asset value (NAV). Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

Federal Income Taxes — No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken or expected to be taken on the Series’ federal income tax returns through the six months ended June 30, 2021 and for all open tax years (years ended December 31, 2017–December 31, 2020), and has concluded that no provision for federal income tax is required in the Series’ financial statements. If applicable, the Series recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in Other” on the “Statement of operations.” During the six months ended June 30, 2021, the Series did not incur any interest or tax penalties.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management

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Notes to financial statements
Delaware VIP® Trust — Delaware VIP Growth and Income Series

1. Significant Accounting Policies (continued)

fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer, which are estimated. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Series receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statement of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” There were no such earnings credits for the six months ended June 30, 2021.

The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended June 30, 2021, the Series earned less than $1 under this arrangement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Series pays DMC, a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.65% on the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual series operating expenses from exceeding 0.77% of the Series’ average daily net assets from January 1, 2021 through June 30, 2021.* These expense waivers and reimbursements may be terminated only by agreement of DMC and the Series. The waivers and reimbursements are accrued daily and received monthly.

DMC may permit its affiliates, Macquarie Investment Management Global Limited (MIMGL) and Macquarie Funds Management Hong Kong Limited (together, the “Affiliated Sub-Advisors”), to execute Series equity security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Series, may pay each Affiliated Sub-Advisor a portion of its investment management fee.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Series. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended June 30, 2021, the Series was charged $10,321 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Series. For these services, DIFSC’s fees are calculated daily and paid monthly, at the annual rate of 0.0075% of the Series’ average daily net assets. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended June 30, 2021, the Series was charged $18,412 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are paid by the Series and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

10

As provided in the investment management agreement, the Series bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Series. For the six months ended June 30, 2021, the Series was charged $9,788 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

In addition to the management fees and other expenses of the Series, the Series indirectly bears the investment management fees and other expenses of the investment companies (Underlying Funds) in which it invests. The amount of these fees and expenses incurred indirectly by the Series will vary based upon the expense and fee levels of the Underlying Funds and the number of shares that are owned of the Underlying Funds at different times.
____________________

*The aggregate contractual waiver period covering this report is from October 4, 2019 through April 30, 2022.

3. Investments

For the six months ended June 30, 2021, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$177,089,729
Sales	194,734,164

At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments for the Series were as follows:

Cost of investments	$424,782,676
Aggregate unrealized appreciation of investments	$85,858,065
Aggregate unrealized depreciation of investments	(4,824,559)
Net unrealized appreciation of investments	$81,033,506

At December 31, 2020, capital loss carryforwards available to offset future realized capital gains were as follows:

Loss carryforward character
Short-term	Long-term	Total
$3,858,753	$—	$3,858,753

US GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for

(continues)                    11

Notes to financial statements
Delaware VIP® Trust — Delaware VIP Growth and Income Series

3. Investments (continued)

the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 –	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2021:

Level 1
Securities
Assets:
Common Stock	$503,801,567
Short-Term Investments	2,014,614
Total Value of Securities	$505,816,181

During the six months ended June 30, 2021, there were no transfers into or out of Level 3 investments. The Series’ policy is to recognize transfers into or out of Level 3 based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Series’ net assets. During the six months ended June 30, 2021, there were no Level 3 investments.

4. Capital Shares

Transactions in capital shares were as follows:

	Six months
	ended	Year ended
	6/30/21	12/31/20
Shares sold:
Standard Class	24,750	113,482
Shares issued upon reinvestment of dividends and distributions:
Standard Class	296,929	6,088,288
	321,679	6,201,770
Shares redeemed:
Standard Class	(879,322)	(1,637,967)
Net increase	(557,643)	4,563,803

12

5. Line of Credit

The Series, along with certain other funds in the Delaware Funds (Participants), is a participant in a $225,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15% with the addition of an upfront fee of 0.05%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expires on November 1, 2021.

The Series had no amounts outstanding as of June 30, 2021, or at any time during the period then ended.

6. Securities Lending

The Series, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each series of the Trust is generally invested in a series of individual separate accounts, each corresponding to a series. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. A series can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent, and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Series may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Series’ cash collateral account may be less than the amount the Series would be required to return to the borrowers of the securities and the Series would be required to make up for this shortfall.

During the six months ended June 30, 2021, the Series had no securities out on loan.

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Notes to financial statements
Delaware VIP® Trust — Delaware VIP Growth and Income Series

7. Credit and Market Risk

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand, and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations, and individual issuers, all of which may negatively impact the Series’ performance.

Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Series invests will cause the NAV of the Series to fluctuate.

The Series invests in growth stocks, which reflect projections of future earnings and revenue. These prices may rise or fall dramatically depending on whether those projections are met. These companies’ stock prices may be more volatile, particularly over the short term.

The Series invests in REITs and is subject to the risks associated with that industry. If the Series holds real estate directly or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended June 30, 2021. The Series’ REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of June 30, 2021, there were no Rule 144A securities held by the Series.

8. Contractual Obligations

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

9. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2021, that would require recognition or disclosure in the Series’ financial statements.

14

Other Series information (Unaudited)
Delaware VIP® Growth and Income Series

Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.

The Series has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Board has designated the Division Director of the US Operational Risk Group of Macquarie Asset Management as the Program Administrator for each Series in the Trust.

As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of the Series’ liquidity risk; (2) classification of each of the Series’ portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Series’ net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Series’ acquisition of Illiquid investments if, immediately after the acquisition, the Series would hold more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Series’ holdings of Illiquid assets exceed 15% of the Series’ net assets. Series with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

In assessing and managing the Series’ liquidity risk, the Program Administrator considers, as relevant, a variety of factors, including: (1) the Series’ investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Series during both normal and reasonably foreseeable stressed conditions; and (3) the Series’ holdings of cash and cash equivalents and any borrowing arrangements. Classification of the Series’ portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or to sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. The Series primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.

At a meeting of the Board held on May 25-27, 2021, the Program Administrator provided a written report to the Board addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from April 1, 2020 through March 31, 2021. The report concluded that the Program is appropriately designed and effectively implemented and that it meets the requirements of Rule 22e-4 and the Series’ liquidity needs. The Series’ HLIM is set at an appropriate level and the Series complied with its HLIM at all times during the reporting period.

15

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Series’ Forms N-PORT, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Series’ most recent Form N-PORT are available without charge on the Series’ website at delawarefunds.com/vip/literature. The Series’ Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

(1737423)
SA-VIPGI-821

Semiannual report

Delaware VIP® Trust

Delaware VIP Growth Equity Series

June 30, 2021

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. Macquarie Investment Management (MIM) is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise.

The Series is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of June 30, 2021, and subject to change for events occurring after such date.

The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

The Series is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

This material may be used in conjunction with the offering of shares in Delaware VIP® Growth Equity Series only if preceded or accompanied by the Series’ current prospectus or the summary prospectus.

© 2021 Macquarie Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Series expenses
For the six-month period from January 1, 2021 to June 30, 2021 (Unaudited)

The investment objective of the Series is to seek long-term growth of capital.

As a shareholder of the Series, you incur ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from January 1, 2021 to June 30, 2021.

Actual expenses

The first section of the table shown, “Actual Series return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ expenses shown in the table reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

Expense analysis of an investment of $1,000

				Expenses
				Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/21 to
	1/1/21	6/30/21	Ratio	6/30/21*
Actual Series return†
Standard Class	$1,000.00	$1,215.80	0.77%	$4.23
Hypothetical 5% return (5% return before expenses)
Standard Class	$1,000.00	$1,020.98	0.77%	$3.86

*	“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Series’ expenses reflected above, the Series also indirectly bears its portion of the fees and expenses of the investment companies (Underlying Funds) in which it invests. The table above does not reflect the expenses of the Underlying Funds.

1

Security type / sector allocation and top 10 equity holdings

Delaware VIP® Trust — Delaware VIP Growth Equity Series

As of June 30, 2021 (Unaudited)

Sector designations may be different from the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications.

Percentage
Security type / sector	of net assets
Common Stock ◆	100.04%
Communication Services	7.28%
Consumer Discretionary	17.22%
Consumer Staples	2.15%
Financials	9.00%
Healthcare	12.02%
Industrials	11.84%
Information Technology*	39.35%
Materials	1.18%
Short-Term Investments	0.07%
Total Value of Securities	100.11%
Liabilities Net of Receivables and Other
Assets	(0.11%)
Total Net Assets	100.00%

◆	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
*	To monitor compliance with the Series’ concentration guidelines as described in the Series’ Prospectus and Statement of Additional Information, the Information Technology sector (as disclosed herein for financial reporting purposes) is subdivided into a variety of “industries” (in accordance with the requirements of the Investment Company Act of 1940, as amended). The Information Technology sector consisted of Commercial Services, Computers, Electronics, Office/Business Equipments, Semiconductors, and Software. As of June 30, 2021, such amounts, as a percentage of total net assets, were 4.36%, 12.48%, 1.87%, 3.45%, 5.91%, and 11.28%, respectively. The percentage in any such single industry will comply with the Series’ concentration policy even if the percentages in the Information Technology sector for financial reporting purposes may exceed 25%.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 equity holdings	of net assets
Apple	5.05%
Microsoft	5.00%
PayPal Holdings	4.36%
Alphabet Class A	3.98%
Fortinet	3.75%
Amazon.com	3.72%
EPAM Systems	3.67%
NVIDIA	3.65%
Deckers Outdoor	3.45%
Zebra Technologies Class A	3.45%

2

Schedule of investments
Delaware VIP® Trust — Delaware VIP Growth Equity Series

June 30, 2021 (Unaudited)

	Number of
	shares	Value (US $)
Common Stock – 100.04% ◆
Communication Services – 7.28%
Alphabet Class A †	2,020	$4,932,416
Facebook Class A †	11,790	4,099,501
		9,031,917
Consumer Discretionary – 17.22%
Amazon.com †	1,340	4,609,814
AutoZone †	1,740	2,596,463
Deckers Outdoor †	11,140	4,278,540
Lowe’s	13,980	2,711,701
Target	15,041	3,636,011
Tempur Sealy
International	90,110	3,531,411
		21,363,940
Consumer Staples – 2.15%
Costco Wholesale	6,750	2,670,772
		2,670,772
Financials – 9.00%
Ameriprise Financial	11,400	2,837,232
Capital One Financial	20,660	3,195,895
JPMorgan Chase & Co.	16,610	2,583,519
US Bancorp	44,650	2,543,711
		11,160,357
Healthcare – 12.02%
AbbVie	20,610	2,321,510
Envista Holdings †	67,340	2,909,762
IQVIA Holdings †	11,150	2,701,868
Merck & Co.	18,100	1,407,637
Thermo Fisher Scientific	4,500	2,270,115
West Pharmaceutical
Services	9,170	3,292,947
		14,903,839
Industrials – 11.84%
Dover	18,980	2,858,388
EMCOR Group	20,410	2,514,308
Parker-Hannifin	11,650	3,577,832
Rockwell Automation	9,410	2,691,448
United Parcel Service
Class B	14,660	3,048,840
		14,690,816
Information Technology – 39.35%
Adobe †	7,180	4,204,895
Apple	45,770	6,268,659
Arrow Electronics †	20,400	2,322,132
Cadence Design
Systems †	26,180	3,581,948
EPAM Systems †	8,910	4,552,654
Fortinet †	19,527	4,651,136
KLA	8,650	2,804,416
Microsoft	22,900	6,203,610
NVIDIA	5,660	4,528,566
PayPal Holdings †	18,570	5,412,784
Zebra Technologies
Class A †	8,080	4,278,279
		48,809,079
Materials – 1.18%
International Paper	23,800	1,459,178
		1,459,178
Total Common Stock
(cost $70,294,039)		124,089,898

Short-Term Investments – 0.07%
Money Market Mutual Funds – 0.07%
BlackRock FedFund –
Institutional Shares
(seven-day effective
yield 0.03%)	22,609	22,609
Fidelity Investments
Money Market
Government Portfolio
– Class I (seven-day
effective yield 0.01%)	22,612	22,612
GS Financial Square
Government Fund –
Institutional Shares
(seven-day effective
yield 0.02%)	22,612	22,612
Morgan Stanley
Government Portfolio
– Institutional Share
Class (seven-day
effective yield 0.00%)	22,611	22,611
Total Short-Term Investments
(cost $90,444)		90,444
Total Value of
Securities–100.11%
(cost $70,384,483)		$124,180,342

◆	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†	Non-income producing security.

Summary of abbreviations:
GS – Goldman Sachs

See accompanying notes, which are an integral part of the financial statements.

3

Statement of assets and liabilities
Delaware VIP® Trust — Delaware VIP Growth Equity Series

June 30, 2021 (Unaudited)

Assets:
Investments, at value*	$124,180,342
Dividends receivable	32,604
Other assets	2,044
Total Assets	124,214,990
Liabilities:
Investment management fees payable to affiliates	64,992
Payable for series shares redeemed	50,768
Accounting and administration fees payable to non-affiliates	17,466
Audit and tax fees payable	16,805
Reports and statements to shareholders expenses payable to non-affiliates	13,167
Other accrued expenses	2,689
Dividend disbursing and transfer agent fees and expenses payable to affiliates	750
Accounting and administration expenses payable to affiliates	678
Trustees’ fees and expenses payable	403
Legal fees payable to affiliates	380
Reports and statements to shareholders expenses payable to affiliates	98
Total Liabilities	168,196
Total Net Assets	$124,046,794

Net Assets Consist of:
Paid-in capital	$60,275,790
Total distributable earnings (loss)	63,771,004
Total Net Assets	$124,046,794

Net Asset Value
Standard Class:
Net assets	$124,046,794
Shares of beneficial interest outstanding, unlimited authorization, no par	5,393,680
Net asset value per share	$23.00
____________________
*Investments, at cost	$70,384,483

See accompanying notes, which are an integral part of the financial statements.

4

Statement of operations
Delaware VIP® Trust — Delaware VIP Growth Equity Series

Six months ended June 30, 2021 (Unaudited)

Investment Income:
Dividends	$429,877

Expenses:
Management fees	371,085
Accounting and administration expenses	28,325
Audit and tax fees	15,805
Reports and statements to shareholders expenses	8,149
Dividend disbursing and transfer agent fees and expenses	4,669
Legal fees	3,474
Trustees’ fees and expenses	2,287
Custodian fees	1,874
Other	1,923
437,591
Total operating expenses	437,591
Net Investment Loss	(7,714)
Net Realized and Unrealized Gain:
Net realized gain on investments	9,986,017
Net change in unrealized appreciation (depreciation) of investments	12,583,173
Net Realized and Unrealized Gain	22,569,190
Net Increase in Net Assets Resulting from Operations	$22,561,476

See accompanying notes, which are an integral part of the financial statements.

5

Statements of changes in net assets
Delaware VIP® Trust — Delaware VIP Growth Equity Series

	Six months
	ended
	6/30/21	Year ended
	(Unaudited)	12/31/20
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(7,714)	$37,928
Net realized gain	9,986,017	5,206,210
Net change in unrealized appreciation (depreciation)	12,583,173	19,187,588
Net increase in net assets resulting from operations	22,561,476	24,431,726

Dividends and Distributions to Shareholders from:
Distributable earnings:
Standard Class	(5,241,382)	(6,063,787)

Capital Share Transactions:
Proceeds from shares sold:
Standard Class	2,395,853	3,247,892

Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	5,241,382	6,063,787
	7,637,235	9,311,679
Cost of shares redeemed:
Standard Class	(7,235,524)	(13,317,004)
Increase (decrease) in net assets derived from capital share transactions	401,711	(4,005,325)
Net Increase in Net Assets	17,721,805	14,362,614

Net Assets:
Beginning of period	106,324,989	91,962,375
End of period	$124,046,794	$106,324,989

See accompanying notes, which are an integral part of the financial statements.

6

Financial highlights
Delaware VIP® Growth Equity Series Standard Class

Selected data for each share of the Series outstanding throughout each period were as follows:

	Six months
	ended
	6/30/21[1]	Year ended
	(Unaudited)	12/31/20	12/31/19[2]	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$19.79	$16.53	$14.14	$15.87	$13.37	$13.98

Income (loss) from investment operations
Net investment income[3]	— [4]	0.01	0.07	0.05	0.06	0.08
Net realized and unrealized gain (loss)	4.21	4.39	3.28	(0.57)	3.97	0.36
Total from investment operations	4.21	4.40	3.35	(0.52)	4.03	0.44

Less dividends and distributions from:
Net investment income	(0.01)	(0.07)	(0.05)	(0.06)	(0.08)	(0.09)
Net realized gain	(0.99)	(1.07)	(0.91)	(1.15)	(1.45)	(0.96)
Total dividends and distributions	(1.00)	(1.14)	(0.96)	(1.21)	(1.53)	(1.05)

Net asset value, end of period	$23.00	$19.79	$16.53	$14.14	$15.87	$13.37
Total return[5]	21.58%	29.50% [6]	24.35% [6]	(3.79% )	32.80%	4.04%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$124,047	$106,325	$91,962	$73,629	$69,829	$52,433
Ratio of expenses to average net assets[7]	0.77%	0.80%	0.82%	0.81%	0.81%	0.83%
Ratio of expenses to average net assets prior to
fees waived[7]	0.77%	0.83%	0.84%	0.81%	0.81%	0.83%
Ratio of net investment income (loss) to average
net assets	(0.02% )	0.04%	0.43%	0.34%	0.40%	0.61%
Ratio of net investment income (loss) to average
net assets prior to fees waived	(0.02% )	0.01%	0.41%	0.34%	0.40%	0.61%
Portfolio turnover	20%	37%	45%	31%	52%	64%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	On October 4, 2019, the First Investors Life Series Select Growth Fund shares were reorganized into Standard Class shares of the Series. See “Notes to financial statements.” The Standard Class shares financial highlights for the period prior to October 4, 2019, reflect the performance of the First Investors Life Series Select Growth Fund shares.
[3]	The average shares outstanding have been applied for per share information.
[4]	Amount is less than $(0.005) per share.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.
[6]	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[7]	Expense ratios do not include expenses of the Underlying Funds in which the Series invests.

See accompanying notes, which are an integral part of the financial statements.

7

Notes to financial statements
Delaware VIP® Trust — Delaware VIP Growth Equity Series

June 30, 2021 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust. The Trust consists of 12 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940, as amended (1940 Act). These financial statements and the related notes pertain to Delaware VIP Growth Equity Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the 1940 Act and offers Standard Class shares. The Standard Class shares do not carry a distribution and service (12b-1) fee. The shares of the Series are sold only to separate accounts of life insurance companies.

Before the Series commenced operations, on October 4, 2019, all of the assets and liabilities of the First Investors Life Series Select Growth Fund, its Predecessor Series were transferred to the Series in a tax-free reorganization as set forth in an agreement and plan of reorganization (the Foresters Reorganization) between the Trust, on behalf of the Series, and Foresters Investment Management Company, Inc. (FIMCO), on behalf of the Predecessor Series. As a result of the Foresters Reorganization, the Series assumed the performance and accounting history of the Predecessor Series. Financial information included for the dates prior to the Foresters Reorganization is that of the Predecessor Series.

On December 2, 2020, Waddell & Reed Financial, Inc., the parent company of Ivy Investment Management Company, the investment adviser of the Ivy Funds Complex (the Ivy Funds), and Macquarie Management Holdings, Inc., the US holding company for Macquarie Group Limited’s US asset management business (Macquarie), announced that they had entered into an agreement whereby Macquarie would acquire the investment management business of Waddell & Reed Financial, Inc. (the “Transaction”). The Transaction closed on April 30, 2021. The Ivy Funds, as part of Delaware Funds® by Macquarie, are now managed by Delaware Management Company (DMC) and distributed by Delaware Distributors, L.P. (DDLP).

1. Significant Accounting Policies

The Series follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Series.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Open-end investment companies are valued at their published net asset value (NAV). Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

Federal Income Taxes — No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken or expected to be taken on the Series’ federal income tax returns through the six months ended June 30, 2021 and for all open tax years (years ended December 31, 2017–December 31, 2020), and has concluded that no provision for federal income tax is required in the Series’ financial statements. If applicable, the Series recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in Other” on the “Statement of operations.” During the six months ended June 30, 2021, the Series did not incur any interest or tax penalties.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade

8

date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Series receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statement of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” There were no such earnings credits for the six months ended June 30, 2021.

The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended June 30, 2021, the Series earned less than $1 under this arrangement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Series pays DMC, a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.65% on the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual series operating expenses from exceeding 0.80% of the Series’ average daily net assets from January 1, 2021 through June 30, 2021.* These waivers and reimbursements may be terminated only by agreement of DMC and the Series. The waivers and reimbursements are accrued daily and received monthly.

Smith Asset Management Group, L.P. (Smith) furnishes investment sub-advisory services to the Series. For these services, DMC, not the Series, pays Smith a fee, which is based on 0.20% of the aggregate average daily net assets of the Series and Delaware Growth Equity Fund.

DMC may permit its affiliates, Macquarie Investment Management Global Limited (MIMGL) and Macquarie Funds Management Hong Kong Limited (together, the “Affiliated Sub-Advisors”), to execute Series equity security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Series, may pay each Affiliated Sub-Advisor a portion of its investment management fee.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Series. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended June 30, 2021, the Series was charged $3,923 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Series. For these services, DIFSC’s fees are calculated daily and paid monthly, at the annual rate of 0.0075% of the Series’ average daily net assets. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended June 30, 2021, the Series was charged $4,282 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are paid by the Series and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees are calculated daily and paid as invoices are received on a monthly or quarterly basis.

(continues)                    9

Notes to financial statements
Delaware VIP® Trust — Delaware VIP Growth Equity Series

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

As provided in the investment management agreement, the Series bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Series. For the six months ended June 30, 2021, the Series was charged $2,374 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

In addition to the management fees and other expenses of the Series, the Series indirectly bears the investment management fees and other expenses of the investment companies (Underlying Funds) in which it invests. The amount of these fees and expenses incurred indirectly by the Series will vary based upon the expense and fee levels of the Underlying Funds and the number of shares that are owned of the Underlying Funds at different times.
____________________

*	The aggregate contractual waiver period covering this report is from October 4, 2019 through April 30, 2022.

3. Investments

For the six months ended June 30, 2021, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$22,561,198
Sales	26,052,353

At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments for the Series were as follows:

Cost of investments	$70,384,483
Aggregate unrealized appreciation of investments	$53,980,768
Aggregate unrealized depreciation of investments	(184,909)
Net unrealized appreciation of investments	$53,795,859

US GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

10

Level 3 –	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2021:

Level 1
Securities
Assets:
Common Stock	$124,089,898
Short-Term Investments	90,444
Total Value of Securities	$124,180,342

During the six months ended June 30, 2021, there were no transfers into or out of Level 3 investments. The Series’ policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Series’ net assets. During the six months ended June 30, 2021, there were no Level 3 investments.

4. Capital Shares

Transactions in capital shares were as follows:

	Six months
	ended	Year ended
	6/30/21	12/31/20
Shares sold:
Standard Class	114,012	184,340
Shares issued upon reinvestment of dividends and distributions:
Standard Class	243,559	432,819
	357,571	617,159
Shares redeemed:
Standard Class	(336,235)	(808,448)
Net increase (decrease)	21,336	(191,289)

5. Line of Credit

The Series, along with certain other funds in the Delaware Funds (Participants), is a participant in a $225,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15% with the addition of an upfront fee of 0.05%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expires on November 1, 2021.

(continues)                    11

Notes to financial statements
Delaware VIP® Trust — Delaware VIP Growth Equity Series

5. Line of Credit (continued)

The Series had no amounts outstanding as of June 30, 2021, or at any time during the period then ended.

6. Securities Lending

The Series, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each series of the Trust is generally invested in a series of individual separate accounts, each corresponding to a series. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. A series can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent, and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Series may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Series’ cash collateral account may be less than the amount the Series would be required to return to the borrowers of the securities and the Series would be required to make up for this shortfall.

During the six months ended June 30, 2021, the Series had no securities out on loan.

7. Credit and Market Risk

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand, and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations, and individual issuers, all of which may negatively impact the Series’ performance.

12

Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Series invests will cause the NAV of the Series to fluctuate.

The Series invests in growth stocks, which reflect projections of future earnings and revenue. These prices may rise or fall dramatically depending on whether those projections are met. These companies’ stock prices may be more volatile, particularly over the short term.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of June 30, 2021, there were no Rule 144A securities held by the Series.

8. Contractual Obligations

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

9. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2021, that would require recognition or disclosure in the Series’ financial statements.

(continues)                    13

Other Series information (Unaudited)
Delaware VIP® Growth Equity Series

Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.

The Series has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Board has designated the Division Director of the US Operational Risk Group of Macquarie Asset Management as the Program Administrator for each Series in the Trust.

As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of the Series’ liquidity risk; (2) classification of each of the Series’ portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Series’ net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Series’ acquisition of Illiquid investments if, immediately after the acquisition, the Series would hold more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Series’ holdings of Illiquid assets exceed 15% of the Series’ net assets. Series with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

In assessing and managing the Series’ liquidity risk, the Program Administrator considers, as relevant, a variety of factors, including: (1) the Series’ investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Series during both normal and reasonably foreseeable stressed conditions; and (3) the Series’ holdings of cash and cash equivalents and any borrowing arrangements. Classification of the Series’ portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or to sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. The Series primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.

At a meeting of the Board held on May 25-27, 2021, the Program Administrator provided a written report to the Board addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from April 1, 2020 through March 31, 2021. The report concluded that the Program is appropriately designed and effectively implemented and that it meets the requirements of Rule 22e-4 and the Series’ liquidity needs. The Series’ HLIM is set at an appropriate level and the Series complied with its HLIM at all times during the reporting period.

Board consideration of Sub-Advisory Agreement for Delaware VIP® Growth Equity Series at a meeting held May 25-27, 2021

At a meeting held on May 25-27, 2021, the Board of Trustees (the “Board”) of Delaware VIP® Growth Equity Series (the “Fund”), including a majority of non-interested or independent Trustees (the “Independent Trustees”), approved a new Sub-Advisory Agreement between Delaware Management Company (“DMC” or “Management”) and Smith Asset Management (“Smith”).

In considering the new Sub-Advisory Agreement, the Independent Trustees received assistance and advice from and met separately with their independent counsel. In this regard, the Independent Trustees reviewed with independent counsel their legal duties and obligations in connection with the approval of the new Sub-Advisory Agreement and discussed, in detail, the matters related to such approval. Materials prepared by DMC in connection with the approval of the new Sub-Advisory Agreement were provided to the Independent Trustees in advance of the Meeting. While attention was given to all information furnished, the following discusses several of the primary factors relevant to the Board’s decision. This discussion of the information and factors considered by the Board is not intended to be exhaustive, but rather summarizes certain factors considered by the Board. In view of the wide variety of factors considered, the Board did not, unless otherwise noted, find it practicable to quantify or otherwise assign relative weights to the following factors. In addition, individual Trustees may have assigned different weights to various factors.

Nature, extent, and quality of services. In considering the nature, extent, and quality of the services to be provided by Smith, the Board specifically considered that the new Sub-Advisory Agreement contains substantially similar provisions to those in the prior sub-advisory agreement between DMC and Smith with respect to the Fund. The Board reviewed materials provided by Smith regarding its experience and the qualifications of its personnel, and placed weight on Smith’s representation that there were no planned changes to Smith’s personnel responsible for security selection and portfolio management of the Fund’s assets managed by Smith in connection with the pending change of control. The quality of the services provided by Smith was also considered, primarily with respect to the investment performance of the Fund. The Board was also satisfied with Smith’s adherence to the investment policies and restrictions of the Fund, as well as their adherence to various Fund compliance and other procedures. Based upon these considerations, the Board determined that the nature, extent, and quality of the services contemplated under the new Sub-Advisory Agreement were substantially similar to those provided under the previous sub-advisory agreement and satisfactory to the Board.

Investment performance. The Board placed significant emphasis on Smith’s prior investment performance. While consideration was given to performance reports and discussions throughout the year, particular attention was given to Smith’s performance to date relative to the Fund’s peers and benchmark. The Board was satisfied with such performance. As noted above, the Board placed weight on Smith’s representation that there are no planned changes with respect to the Smith personnel currently responsible for security selection and portfolio management of the Fund in connection with the pending change of control. The Board considered the information and analysis presented, the benefits to the Fund of retaining Smith as a sub-advisor and the high quality of portfolio management services expected to be provided by Smith under the new Sub-Advisory Agreement, and concluded that Smith would be able to provide acceptable performance going forward.

Advisory fees, profitability, and economies of scale. The Board received a description of the fees to be charged by Smith under the new Sub-Advisory Agreement, which showed them to be identical to the sub-advisory fees charged under the prior sub-advisory agreement. The Board was also provided with information showing that the fees contemplated under the new Sub-Advisory Agreement were competitive with those charged by Smith to other comparable investment companies or accounts. The Board was informed that Smith may receive certain fall-out benefits in connection with their relationship with the Fund, such as soft-dollar arrangements. The Board also noted that the management fees paid by the Fund to DMC would stay the same at current asset levels, and that DMC’s profitability is not expected to be impacted following approval of the new Sub-Advisory Agreement. The Board was also provided with profitability information with respect to Smith. The Trustees also noted that economies of scale are shared with the Fund and its shareholders through investment management fee breakpoints so that as the Fund grows in size, its effective investment management fee rate declines. Based upon such facts, the Board concluded that the fees to be charged by Smith under the new Sub-Advisory agreement were fair and reasonable in relation to the services contemplated under the new Sub-Advisory Agreement.

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Series’ Forms N-PORT, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Series’ most recent Form N-PORT are available without charge on the Series’ website at delawarefunds.com/vip/literature. The Series’ Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

(1737423)
SA-VIPGE-821

Semiannual report

Delaware VIP® Trust

Delaware VIP International Series

June 30, 2021

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. Macquarie Investment Management (MIM) is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise.

The Series is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of June 30, 2021, and subject to change for events occurring after such date.

The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

The Series is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

This material may be used in conjunction with the offering of shares in Delaware VIP® International Series only if preceded or accompanied by the Series’ current prospectus or the summary prospectus.

© 2021 Macquarie Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Series expenses
For the six-month period from January 1, 2021 to June 30, 2021 (Unaudited)

The investment objective of the Series is to seek long-term capital growth.

As a shareholder of the Series, you incur ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from January 1, 2021 to June 30, 2021.

Actual expenses

The first section of the table shown, “Actual Series return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ expenses shown in the table reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

Expense analysis of an investment of $1,000

				Expenses
				Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/21 to
	1/1/21	6/30/21	Ratio	6/30/21*
Actual Series return†
Standard Class	$1,000.00	$1,096.60	0.90%	$4.68
Service Class	1,000.00	1,095.50	1.20%	6.23
Hypothetical 5% return (5% return before expenses)
Standard Class	$1,000.00	$1,020.33	0.90%	$4.51
Service Class	1,000.00	1,018.84	1.20%	6.01

*	“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Series’ expenses reflected above, the Series also indirectly bears its portion of the fees and expenses of the investment companies (Underlying Funds) in which it invests, including exchange-traded funds. The table above does not reflect the expenses of the Underlying Funds.

1

Security type / sector and country allocations
Delaware VIP® Trust — Delaware VIP International Series

As of June 30, 2021 (Unaudited)

Sector designations may be different from the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications.

Percentage
Security type / country	of net assets
Common Stock by Country	97.46%
Denmark	6.08%
France	19.68%
Germany	13.11%
Japan	15.98%
Netherlands	3.93%
Spain	3.00%
Sweden	8.81%
Switzerland	15.64%
United Kingdom	11.23%
Exchange-Traded Funds	1.77%
Short-Term Investments	0.18%
Total Value of Securities	99.41%
Receivables and Other Assets Net of
Liabilities	0.59%
Total Net Assets	100.00%

Percentage
Common stock by sector ◆	of net assets
Communication Services	8.85%
Consumer Discretionary	15.10%
Consumer Staples*	36.58%
Health Care	19.85%
Industrials	5.04%
Information Technology	7.04%
Materials	5.00%
Total	97.46%

◆	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
*	To monitor compliance with the Series’ concentration guidelines as described in the Series’ Prospectus and Statement of Additional Information, the Consumer Staples sector (as disclosed herein for financial reporting purposes) is subdivided into a variety of “industries” (in accordance with the requirements of the Investment Company Act of 1940, as amended). The Consumer Staples sector consisted of Beverages, Cosmetics/Personal Care, Food, and Retail. As of June 30, 2021, such amounts, as a percentage of total net assets were 9.93%, 5.81%, 19.27%, and 1.57%, respectively. The percentage in any such single industry will comply with the Series’ concentration policy even if the percentages in the Consumer Staples sector for financial reporting purposes may exceed 25%.

2

Schedule of investments
Delaware VIP® Trust — Delaware VIP International Series

June 30, 2021 (Unaudited)

	Number of
	shares	Value (US $)
Common Stock – 97.46%∆
Denmark – 6.08%
Novo Nordisk Class B	167,210	$14,008,712
		14,008,712
France – 19.68%
Air Liquide	65,840	11,527,784
Danone	177,940	12,526,616
Orange	517,690	5,902,176
Publicis Groupe	125,400	8,020,503
Sodexo †	79,120	7,383,362
		45,360,441
Germany – 13.11%
adidas AG	21,980	8,181,108
Fresenius Medical Care
AG & Co.	153,190	12,722,419
SAP	65,990	9,298,950
		30,202,477
Japan – 15.98%
Asahi Group Holdings	95,300	4,452,966
Kao	128,400	7,899,672
KDDI	207,300	6,465,588
Kirin Holdings	113,800	2,218,739
Lawson	77,900	3,604,177
Secom	30,100	2,287,811
Seven & i Holdings	207,300	9,884,046
		36,812,999
Netherlands – 3.93%
Koninklijke Ahold
Delhaize	304,700	9,057,741
		9,057,741
Spain – 3.00%
Amadeus IT Group †	98,360	6,918,513
		6,918,513
Sweden – 8.81%
Essity Class B	165,270	5,480,612
H & M Hennes &
Mauritz Class B †	231,150	5,482,929
Securitas Class B	591,180	9,332,494
		20,296,035
Switzerland – 15.64%
Nestle	103,860	12,933,531
Roche Holding	31,300	11,790,992
Swatch Group	32,990	11,316,969
		36,041,492
United Kingdom – 11.23%
Diageo	338,780	16,219,436
Next †	22,600	2,455,988
Smith & Nephew	333,730	7,213,261
		25,888,685
Total Common Stock
(cost $194,265,080)		224,587,095

Exchange-Traded Funds – 1.77%
iShares MSCI EAFE ETF	290	22,875
iShares Trust iShares ESG
Aware MSCI EAFE
ETF	50,820	4,016,305
Vanguard FTSE
Developed Markets
ETF	900	46,368
Total Exchange-Traded Funds
(cost $4,055,363)		4,085,548

Short-Term Investments – 0.18%
Money Market Mutual Funds – 0.18%
BlackRock FedFund –
Institutional Shares
(seven-day effective
yield 0.03%)	104,851	104,851
Fidelity Investments
Money Market
Government Portfolio
– Class I (seven-day
effective yield 0.01%)	104,850	104,850
GS Financial Square
Government Fund –
Institutional Shares
(seven-day effective
yield 0.02%)	104,850	104,850
Morgan Stanley
Government Portfolio
– Institutional Share
Class (seven-day
effective yield 0.00%)	104,850	104,850
Total Short-Term Investments
(cost $419,401)		419,401
Total Value of
Securities-99.41%
(cost $198,739,844)		$229,092,044

∆	Securities have been classified by country of origin. Aggregate classification by business sector has been presented on page 2 in “Security type / country and sector allocations.”
†	Non-income producing security.

3

Schedule of investments
Delaware VIP® Trust — Delaware VIP International Series

The following foreign currency exchange contracts were outstanding at June 30, 2021:1

Foreign Currency Exchange Contracts

	Currency to				Settlement	Unrealized	Unrealized
Counterparty	Receive (Deliver)		In Exchange For		Date	Appreciation	Depreciation
BNYM	CHF	(59,283)	USD	64,359	7/1/21	$286	$—
BNYM	EUR	(54,278)	USD	64,548	7/1/21	186	—
BNYM	GBP	(58,666)	USD	81,130	7/1/21	—	(23)
Total Foreign Currency Exchange Contracts						$472	$(23)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Series’ total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series’ net assets.

[1]	See Note 7 in “Notes to financial statements.”

Summary of abbreviations:
AG – Aktiengesellschaft
BNYM – Bank of New York Mellon
EAFE – Europe, Australasia, and Far East
ESG – Environmental, Social, and Governance
ETF – Exchange-Traded Fund
FTSE – Financial Times Stock Exchange
GS – Goldman Sachs
MSCI – Morgan Stanley Capital International

Summary of currencies:
CHF – Swiss Franc
EUR – European Monetary Unit
GBP – British Pound Sterling
USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

4

Statement of assets and liabilities
Delaware VIP® Trust — Delaware VIP International Series

June 30, 2021 (Unaudited)

Assets:
Investments, at value*	$229,092,044
Foreign currencies, at value∆	52,503
Foreign tax reclaims receivable	949,528
Receivable for securities sold	562,738
Dividends receivable	356,481
Unrealized appreciation on foreign currency exchange contracts	472
Receivable for series shares sold	7
Other assets	4,904
Total Assets	231,018,677
Liabilities:
Payable for securities purchased	251,817
Investment management fees payable to affiliates	141,482
Payable for series shares redeemed	109,875
Other accrued expenses	23,003
Reports and statements to shareholders expenses payable to non-affiliates	21,141
Audit and tax fees payable	18,275
Dividend disbursing and transfer agent fees and expenses payable to affiliates	1,437
Accounting and administration expenses payable to affiliates	998
Trustees’ fees and expenses payable to affiliates	788
Legal fees payable to affiliates	742
Distribution fees payable to affiliates	211
Reports and statements to shareholders expenses payable to affiliates	183
Unrealized depreciation on foreign currency exchange contracts	23
Total Liabilities	569,975
Total Net Assets	$230,448,702

Net Assets Consist of:
Paid-in capital	$190,245,651
Total distributable earnings (loss)	40,203,051
Total Net Assets	$230,448,702

Net Asset Value
Standard Class:
Net assets	$229,600,975
Shares of beneficial interest outstanding, unlimited authorization, no par	11,259,802
Net asset value per share	$20.39
Service Class:
Net assets	$847,727
Shares of beneficial interest outstanding, unlimited authorization, no par	41,644
Net asset value per share	$20.36
____________________
*Investments, at cost	$198,739,844
∆Foreign currencies, at cost	52,875

See accompanying notes, which are an integral part of the financial statements.

5

Statement of operations
Delaware VIP® Trust — Delaware VIP International Series

Six months ended June 30, 2021 (Unaudited)

Investment Income:
Dividends	$4,003,401
Securities lending income	39
Foreign tax withheld	(535,591)
3,467,849

Expenses:
Management fees	941,906
Distribution expenses — Service Class	1,202
Custodian fees	41,881
Accounting and administration expenses	36,741
Legal fees	34,459
Audit and tax fees	29,857
Reports and statements to shareholders expenses	13,110
Dividend disbursing and transfer agent fees and expenses	9,119
Registration fees	4,931
Trustees’ fees and expenses	4,481
Other	5,174
1,122,861
Less expenses waived	(126,868)
Total operating expenses	995,993
Net Investment Income	2,471,856
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	8,135,965
Foreign currencies	(15,809)
Foreign currency exchange contracts	(56,136)
Net realized gain	8,064,020
Net change in unrealized appreciation (depreciation) of:
Investments	10,235,230
Foreign currencies	(57,026)
Foreign currency exchange contracts	4,527
Net change in unrealized appreciation (depreciation)	10,182,731
Net Realized and Unrealized Gain	18,246,751
Net Increase in Net Assets Resulting from Operations	$20,718,607

See accompanying notes, which are an integral part of the financial statements.

6

Statements of changes in net assets
Delaware VIP® Trust — Delaware VIP International Series

	Six months
	ended
	6/30/21	Year ended
	(Unaudited)	12/31/20
Increase in Net Assets from Operations:
Net investment income	$2,471,856	$2,174,670
Net realized gain	8,064,020	4,052,749
Net change in unrealized appreciation (depreciation)	10,182,731	4,799,633
Net increase in net assets resulting from operations	20,718,607	11,027,052

Dividends and Distributions to Shareholders from:
Distributable earnings:
Standard Class	(6,663,940)	(39,329,063)
Service Class	(24,142)	—
	(6,688,082)	(39,329,063)

Capital Share Transactions:
Proceeds from shares sold:
Standard Class	2,811,272	1,865,400
Service Class	42,675	149
Net assets from merger:[1]
Standard Class	—	52,402,687
Service Class	—	762,678

Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	6,663,940	39,329,063
Service Class	24,142	—
	9,542,029	94,359,977
Cost of shares redeemed:
Standard Class	(9,432,390)	(15,913,724)
Service Class	(44,896)	(367)
	(9,477,286)	(15,914,091)
Increase in net assets derived from capital share transactions	64,743	78,445,886
Net Increase in Net Assets	14,095,268	50,143,875

Net Assets:
Beginning of period	216,353,434	166,209,559
End of period	$230,448,702	$216,353,434

[1]	See Note 5 in the “Notes to financial statements.“

See accompanying notes, which are an integral part of the financial statements.

7

Financial highlights
Delaware VIP® International Series Standard Class

Selected data for each share of the Series outstanding throughout each period were as follows:

	Six months
	ended
	6/30/21[1]	Year ended
	(Unaudited)	12/31/20	12/31/19[2]	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$19.16	$25.00	$22.08	$26.57	$20.22	$21.38

Income (loss) from investment operations
Net investment income[3]	0.22	0.27	0.18	0.21	0.22	0.27
Net realized and unrealized gain (loss)	1.61	—	4.97	(3.29)	6.38	(1.17)
Total from investment operations	1.83	0.27	5.15	(3.08)	6.60	(0.90)

Less dividends and distributions from:
Net investment income	(0.19)	—	(0.19)	(0.21)	(0.25)	(0.26)
Net realized gain	(0.41)	(6.11)	(2.04)	(1.20)	—	—
Total dividends and distributions	(0.60)	(6.11)	(2.23)	(1.41)	(0.25)	(0.26)

Net asset value, end of period	$20.39	$19.16	$25.00	$22.08	$26.57	$20.22
Total return[4]	9.66% [5]	7.16% [5]	24.91% [5]	(12.16% )	32.96%	(4.20% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$229,601	$215,577	$166,210	$142,248	$160,128	$124,439
Ratio of expenses to average net assets[6]	0.90%	0.87%	0.83%	0.86%	0.84%	0.87%
Ratio of expenses to average net assets prior to
fees waived[6]	1.01%	1.04%	0.87%	0.86%	0.84%	0.87%
Ratio of net investment income to average net
assets	2.23%	1.44%	0.75%	0.84%	0.90%	1.28%
Ratio of net investment income to average net
assets prior to fees waived	2.12%	1.27%	0.71%	0.84%	0.90%	1.28%
Portfolio turnover	18%	16%	144% [7]	50%	29%	37%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	On October 4, 2019, the First Investors Life Series International Fund shares were reorganized into Standard Class shares of the Series. See “Notes to financial statements.” The Standard Class shares financial highlights for the period prior to October 4, 2019, reflect the performance of the First Investors Life Series International Fund shares.
[3]	The average shares outstanding have been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.
[5]	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Series invests.
[7]	The Series’ portfolio turnover rate increased substantially during the year ended December 31, 2019 due to a change in the Series’ portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

8

Delaware VIP® International Series Service Class

Selected data for each share of the Series outstanding throughout the period were as follows:

	Six months	12/14/20[1]
	ended	to
	6/30/21[2]	12/31/20
Net asset value, beginning of period	$19.15	$18.93

Income from investment operations
Net investment income[3]	0.19	—[4]
Net realized and unrealized gain	1.62	0.22
Total from investment operations	1.81	0.22

Less dividends and distributions from:
Net investment income	(0.19)	—
Net realized gain	(0.41)	—
Total dividends and distributions	(0.60)	—

Net asset value, end of period	$20.36	$19.15
Total return[5]	9.55%	1.16%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$848	$776
Ratio of expenses to average net assets[6]	1.20%	1.16%
Ratio of expenses to average net assets prior to fees waived[6]	1.31%	1.33%
Ratio of net investment income to average net assets	1.93%	0.27%
Ratio of net investment income to average net assets prior to fees waived	1.82%	0.10%
Portfolio turnover	18%	16% [7]

[1]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding have been applied for per share information.
[4]	Amount is less than $0.005 per share.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Series invests.
[7]	Portfolio turnover is representative of the Series for the entire period.

See accompanying notes, which are an integral part of the financial statements.

9

Notes to financial statements
Delaware VIP® Trust — Delaware VIP International Series

June 30, 2021 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust. The Trust consists of 12 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940, as amended (1940 Act). These financial statements and the related notes pertain to Delaware VIP International Series (Series). The Trust is an open-end investment company. The Series is considered non-diversified under the 1940 Act and offers Standard Class and Service Class shares. The Standard Class shares do not carry a distribution and service (12b-1) fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

Before the Series commenced operations, on October 4, 2019, all of the assets and liabilities of the First Investors Life Series International Fund, its Predecessor Series were transferred to the Series in a tax-free reorganization as set forth in an agreement and plan of reorganization (the Foresters Reorganization) between the Trust, on behalf of the Series, and Foresters Investment Management Company, Inc. (FIMCO), on behalf of the Predecessor Series. As a result of the Foresters Reorganization, the Series assumed the performance and accounting history of the Predecessor Series. Financial information included for the dates prior to the Foresters Reorganization is that of the Predecessor Series.

On December 2, 2020, Waddell & Reed Financial, Inc., the parent company of Ivy Investment Management Company, the investment adviser of the Ivy Funds Complex (the Ivy Funds), and Macquarie Management Holdings, Inc., the US holding company for Macquarie Group Limited’s US asset management business (Macquarie), announced that they had entered into an agreement whereby Macquarie would acquire the investment management business of Waddell & Reed Financial, Inc. (the “Transaction”). The Transaction closed on April 30, 2021. The Ivy Funds, as part of Delaware Funds® by Macquarie, are now managed by Delaware Management Company (DMC) and distributed by Delaware Distributors, L.P. (DDLP).

1. Significant Accounting Policies

The Series follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Series.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value (NAV). Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Series may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). Restricted securities are valued at fair value using methods approved by the Board.

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken or expected to be taken on the Series’ federal income tax returns through the six months ended June 30, 2021 and for all open tax years (years ended December 31, 2017–December 31, 2020), and has concluded that no provision for federal income tax is required in the Series’ financial statements. In regard to foreign taxes only, the Series has open tax years in certain foreign countries in which it invests in that may date back to the inception of the Series. If applicable, the Series recognizes interest accrued on

10

unrecognized tax benefits in interest expense and penalties in “Other” on the “Statement of operations.” During the six months ended June 30, 2021, the Series did not incur any interest or tax penalties.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Underlying Funds — The Series may invest in other investment companies (Underlying Funds) to the extent permitted by the 1940 Act. The Underlying Funds in which the Series may invest include ETFs. The Series will indirectly bear the investment management fees and other expenses of the Underlying Funds.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Series’ prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series generally does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. These gains and losses are included on the “Statement of operations” under “Net realized gain (loss) on investments.” The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Series’ understanding of the applicable country’s tax rules and rates. The Series may pay foreign capital gains taxes on certain foreign securities held, which are reported as components of realized losses for financial reporting purposes, whereas such components are treated as ordinary loss for federal income tax purposes. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Series receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statement of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” There were no such earnings credits for the six months ended June 30, 2021.

The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended June 30, 2021, the Series earned less than $1 under this arrangement.

(continues)                    11

Notes to financial statements
Delaware VIP® Trust — Delaware VIP International Series

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Series pays DMC, a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.85% on the first $500 million of average daily net assets of the Series, 0.80% on the next $500 million, 0.75% on the next $1.5 billion, and 0.70% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual series operating expenses from exceeding 0.86% of the Series’ average daily net assets for the Standard Class and 1.16% for the Service Class from January 1, 2021 through June 30, 2021.* These waivers and reimbursements may be terminated only by agreement of DMC and the Series. The waivers and reimbursements are accrued daily and received monthly.

DMC may permit its affiliates, Macquarie Investment Management Global Limited (MIMGL) and Macquarie Funds Management Hong Kong Limited (together, the “Affiliated Sub-Advisors”), to execute Series equity security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Series, may pay each Affiliated Sub-Advisor a portion of its investment management fee.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Series. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended June 30, 2021, the Series was charged $5,747 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Series. For these services, DIFSC’s fees are calculated daily and paid monthly, at the annual rate of 0.0075% of the Series’ average daily net assets. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended June 30, 2021, the Series was charged $8,311 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are paid by the Series and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, the Series pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.30% of the average daily net assets of the Service Class shares. The fees are calculated daily and paid monthly. Standard Class shares do not pay 12b-1 fees.

As provided in the investment management agreement, the Series bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Series. For the six months ended June 30, 2021, the Series was charged $4,144 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

In addition to the management fees and other expenses of the Series, the Series indirectly bears the investment management fees and other expenses of the investment companies (Underlying Funds) in which it invests. The amount of these fees and expenses incurred indirectly by the Series will vary based upon the expense and fee levels of the Underlying Funds and the number of shares that are owned of the Underlying Funds at different times.
____________________

*The aggregate contractual waiver period covering this report is from October 4, 2019 through April 30, 2022.

12

3. Investments

For the six months ended June 30, 2021, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$39,001,097
Sales	44,371,827

At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments and derivatives for the Series were as follows:

Cost of investments and derivatives	$198,739,844
Aggregate unrealized appreciation of investments and derivatives	$42,212,500
Aggregate unrealized depreciation of investments and derivatives	(11,859,851)
Net unrealized appreciation of investments and derivatives	$30,352,649

US GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 –	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

(continues)                    13

Notes to financial statements
Delaware VIP® Trust — Delaware VIP International Series

3. Investments (continued)

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2021:

	Level 1	Level 2	Total
Securities
Assets:
Common Stock	$224,587,095	$—	$224,587,095
Exchange-Traded Funds	4,085,548	—	4,085,548
Short-Term Investments	419,401	—	419,401
Total Value of Securities	$229,092,044	$—	$229,092,044

Derivatives[1]
Assets:
Foreign Currency Exchange Contracts	$—	$472	$472
Liabilities:
Foreign Currency Exchange Contracts	$—	$(23)	$(23)

[1]	Foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

During the six months ended June 30, 2021, there were no transfers into or out of Level 3 investments. The Series’ policy is to recognize transfers into or out of Level 3 based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Series’ net assets. During the six months ended June 30, 2021, there were no Level 3 investments.

4. Capital Shares

Transactions in capital shares were as follows:

	Six months
	ended	Year ended
	6/30/21	12/31/20
Shares sold:
Standard Class	143,433	99,447
Service Class	2,221	8
Shares from merger:
Standard Class	—	2,784,415
Service Class	—	40,525
Shares issued upon reinvestment of dividends and distributions:
Standard Class	338,959	2,563,824
Service Class	1,229	—
	485,842	5,488,219
Shares redeemed:
Standard Class	(474,881)	(844,249)
Service Class	(2,320)	(19)
	(477,201)	(844,268)
Net increase	8,641	4,643,951

14

5. Reorganization

On August 12, 2020, the Board approved a proposal to reorganize Delaware VIP International Value Equity Series (the “Acquired Series”) with and into Delaware VIP International Series (the “Acquiring Series”), both a series of the Trust (the “Reorganization”). Pursuant to an Agreement and Plan of Reorganization (the “Plan”): (i) all of the property, assets, and goodwill of the Acquired Series were acquired by the Acquiring Series, and (ii) the Trust, on behalf of the Acquiring Series, assumed the liabilities of the Acquired Series, in exchange for shares of the Acquiring Series. In accordance with the Plan, the Acquired Series liquidated and dissolved following the Reorganization. The purpose of the transaction was to allow shareholders of the Acquired Series to own shares of a Series with a similar investment objective and style as, and potentially lower net expenses than the Acquired Series. The reorganization was accomplished by a tax-free exchange of shares on December 11, 2020. For financial reporting purposes, assets received and shares issued by the Acquiring Series were recorded at fair value; however, the cost basis of the investments received from the Acquired Series was carried forward to align ongoing reporting of the Acquiring Series’ realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The cost and market value of the investments of the Acquired Series as of the close of business on December 11, 2020 were $49,563,546 and $52,930,410, respectively.

The share transactions associated with the merger are as follows:

	Acquired	Acquired Series	Shares Converted
	Series Net	Shares	to Acquiring	Acquiring Series	Conversion
	Assets	Outstanding	Series	Net Assets	Ratio
Service Class	762,678	64,723	40,525	19	0.626
Standard Class	52,402,687	4,440,863	2,784,415	160,177,098	0.627

The net assets of the Acquiring Series before the Reorganization were $160,177,117. The net assets of the Acquiring Series immediately following the Reorganization were $213,342,482.

Assuming the Reorganization had been completed on January 1, 2020, the Acquiring Series’ pro forma results of operations for the year ended December 31, 2020, would have been as follows:

Net investment income	$2,725,182
Net realized gain on investments	4,562,888
Net change in unrealized appreciation	6,238,402
Net increase in net assets resulting from operations	$13,526,472

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practical to separate the amounts of revenue and earnings of the Acquired Series that have been included in the Acquiring Series’ Statement of Operations since the Reorganization was consummated on December 11, 2020.

6. Line of Credit

The Series, along with certain other funds in the Delaware Funds (Participants), is a participant in a $225,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15% with the addition of an upfront fee of 0.05%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expires on November 1, 2021.

The Series had no amounts outstanding as of June 30, 2021, or at any time during the period then ended.

7. Derivatives

US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

(continues)                    15

Notes to financial statements
Delaware VIP® Trust — Delaware VIP International Series

7. Derivatives (continued)

Foreign Currency Exchange Contracts

The Series may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the US dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Series may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Series’ maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty.

During the six months ended June 30, 2021, the Series entered into foreign currency exchange contracts and foreign cross currency exchange contracts to fix the US dollar value of a security between trade date and settlement date.

During the six months ended June 30, 2021, the Series experienced net realized and unrealized gains or losses attributable to foreign currency holdings, which are disclosed on the “Statement of assets and liabilities” and “Statement of operations.”

The table below summarizes the average balance of derivative holdings by the Series during the six months ended June 30, 2021:

	Long Derivative	Short Derivative
	Volume	Volume
Foreign currency exchange contracts (average notional value)	$236,815	$289,916

8. Offsetting

The Series entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties in order to better define its contractual rights and to secure rights that will help the Series mitigate its counterparty risk. An ISDA Master Agreement is a bilateral agreement between the Series and a counterparty that governs certain over-the-counter derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Series may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Series does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of assets and liabilities.”

At June 30, 2021, the Series had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

		Gross Value of
	Gross Value of	Derivative
Counterparty	Derivative Asset	Liability	Net Position
Bank of New York Mellon	$472	$(23)	$449

		Fair Value of		Fair Value of
		Non-Cash	Cash Collateral	Non-Cash	Cash Collateral
Counterparty	Net Position	Collateral Received	Received(a)	Collateral Pledged	Pledged	Net Exposure(b)
Bank of New York Mellon	$449	$—	$—	$—	$—	$449

(a)	The value of the related collateral exceeded the value of the derivatives as of June 30, 2021, as applicable.
(b)	Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.

9. Securities Lending

The Series, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each series of the Trust is generally invested in a series of individual separate accounts, each corresponding to a series. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. A series can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent, and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Series may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Series’ cash collateral account may be less than the amount the Series would be required to return to the borrowers of the securities and the Series would be required to make up for this shortfall.

During the six months ended June 30, 2021, the Series had no securities out on loan.

(continues)                    17

Notes to financial statements
Delaware VIP® Trust — Delaware VIP International Series

10. Credit and Market Risk

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand, and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations, and individual issuers, all of which may negatively impact the Series’ performance.

Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Series invests will cause the NAV of the Series to fluctuate.

Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the US. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of June 30, 2021, there were no Rule 144A securities held by the Series.

11. Contractual Obligations

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

12. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2021, that would require recognition or disclosure in the Series’ financial statements.

Other Series information (Unaudited)
Delaware VIP® International Series

Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.

The Series has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Board has designated the Division Director of the US Operational Risk Group of Macquarie Asset Management as the Program Administrator for each Series in the Trust.

As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of the Series’ liquidity risk; (2) classification of each of the Series’ portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Series’ net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Series’ acquisition of Illiquid investments if, immediately after the acquisition, the Series would hold more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Series’ holdings of Illiquid assets exceed 15% of the Series’ net assets. Series with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

In assessing and managing the Series’ liquidity risk, the Program Administrator considers, as relevant, a variety of factors, including: (1) the Series’ investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Series during both normal and reasonably foreseeable stressed conditions; and (3) the Series’ holdings of cash and cash equivalents and any borrowing arrangements. Classification of the Series’ portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or to sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. The Series primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.

At a meeting of the Board held on May 25-27, 2021, the Program Administrator provided a written report to the Board addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from April 1, 2020 through March 31, 2021. The report concluded that the Program is appropriately designed and effectively implemented and that it meets the requirements of Rule 22e-4 and the Series’ liquidity needs. The Series’ HLIM is set at an appropriate level and the Series complied with its HLIM at all times during the reporting period.

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Series’ Forms N-PORT, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Series’ most recent Form N-PORT are available without charge on the Series’ website at delawarefunds.com/vip/literature. The Series’ Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

(1737423)
SA-VIPINT-821

Semiannual report

Delaware VIP® Trust

Delaware VIP Investment Grade Series

June 30, 2021

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. Macquarie Investment Management (MIM) is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise.

The Series is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of June 30, 2021, and subject to change for events occurring after such date.

The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

The Series is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

This material may be used in conjunction with the offering of shares in Delaware VIP® Investment Grade Series only if preceded or accompanied by the Series’ current prospectus or the summary prospectus.

© 2021 Macquarie Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Series expenses
For the six-month period from January 1, 2021 to June 30, 2021 (Unaudited)

The investment objective of the Series is to seek to generate a maximum level of income consistent with investment primarily in investment grade debt securities.

As a shareholder of the Series, you incur ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from January 1, 2021 to June 30, 2021.

Actual expenses

The first section of the table shown, “Actual Series return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ expenses shown in the table reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

Expense analysis of an investment of $1,000

				Expenses
				Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/21 to
	1/1/21	6/30/21	Ratio	6/30/21*
Actual Series return†
Standard Class	$1,000.00	$991.00	0.67%	$3.31
Service Class	1,000.00	989.70	0.97%	4.79
Hypothetical 5% return (5% return before expenses)
Standard Class	$1,000.00	$1,021.47	0.67%	$3.36
Service Class	1,000.00	1,019.98	0.97%	4.86

*	“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Series’ expenses reflected above, the Series also indirectly bears its portion of the fees and expenses of the investment companies (Underlying Funds) in which it invests. The table above does not reflect the expenses of the Underlying Funds.

1

Security type / sector allocation
Delaware VIP® Trust — Delaware VIP Investment Grade Series

As of June 30, 2021 (Unaudited)

Sector designations may be different from the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications.

Percentage
Security type / sector	of net assets
Agency Collateralized Mortgage Obligations	0.19%
Corporate Bonds	96.68%
Banking	24.64%
Basic Industry	2.79%
Brokerage	1.76%
Capital Goods	4.37%
Communications	14.19%
Consumer Cyclical	2.88%
Consumer Non-Cyclical	6.87%
Electric	10.30%
Energy	11.04%
Finance Companies	4.29%
Insurance	3.77%
Natural Gas	0.30%
Real Estate Investment Trusts	0.70%
Technology	6.94%
Transportation	1.51%
Utilities	0.33%
Loan Agreements	2.00%
Short-Term Investments	1.34%
Total Value of Securities	100.21%
Liabilities Net of Receivables and Other
Assets	(0.21% )
Total Net Assets	100.00%

2

Schedule of investments
Delaware VIP® Trust — Delaware VIP Investment Grade Series

June 30, 2021 (Unaudited)

	Principal
	amount	Value (US $)
Agency Collateralized Mortgage Obligations – 0.19%
Freddie Mac Structured
Agency Credit Risk
REMIC Trust
Series 2021-DNA3 M1
144A 0.768% (SOFR
+ 0.75%)
10/25/33 #, ●	110,000	$110,176
Total Agency Collateralized Mortgage
Obligations
(cost $110,000)		110,176

Corporate Bonds – 96.68%
Banking – 24.64%
Ally Financial
4.70% 5/15/26 µ, ψ	275,000	285,505
5.75% 11/20/25	380,000	436,698
Banco Santander
2.749% 12/3/30	200,000	198,302
Bank of America
2.676% 6/19/41 µ	880,000	855,347
Bank of New York
Mellon 4.70%
9/20/25 µ, ψ	350,000	382,813
Barclays
2.667% 3/10/32 µ	200,000	201,275
5.20% 5/12/26	723,000	827,665
BBVA USA 3.875%
4/10/25	250,000	275,593
BNP Paribas 144A
4.625%
2/25/31 #, µ, ψ	220,000	229,574
Citigroup
4.00% 12/10/25 µ, ψ	555,000	575,119
4.45% 9/29/27	380,000	434,471
Credit Agricole 144A
2.811% 1/11/41 #	600,000	570,345
Credit Suisse Group
144A 5.10%
1/24/30 #, µ, ψ	335,000	346,306
144A 5.25%
2/11/27 #, µ, ψ	200,000	212,000
144A 6.375%
8/21/26 #, µ, ψ	210,000	234,248
Deutsche Bank
3.035% 5/28/32 µ	215,000	219,089
3.729% 1/14/32 µ	200,000	203,760
Goldman Sachs Group
1.542% 9/10/27 µ	715,000	713,873
HSBC Holdings 4.60%
12/17/30 µ, ψ	210,000	218,400
Intesa Sanpaolo 144A
4.198% 6/1/32 #	250,000	256,708
JPMorgan Chase & Co.
2.58% 4/22/32 µ	235,000	241,350
3.328% 4/22/52 µ	520,000	556,037
Morgan Stanley
1.794% 2/13/32 µ	620,000	596,267
5.00% 11/24/25	300,000	346,134
Natwest Group
1.642% 6/14/27 µ	200,000	200,212
3.754% 11/1/29 µ	200,000	212,750
4.60% 6/28/31 µ, ψ	200,000	201,440
8.625% 8/15/21 µ, ψ	205,000	206,957
PNC Bank 4.05%
7/26/28	250,000	289,578
Societe Generale 144A
4.75%
5/26/26 #, µ, ψ	200,000	207,750
SVB Financial Group
2.10% 5/15/28	355,000	360,426
4.00% 5/15/26 µ, ψ	530,000	540,759
Truist Bank 2.636%
9/17/29 µ	695,000	728,596
Truist Financial 4.95%
9/1/25 µ, ψ	395,000	434,895
UBS 7.625% 8/17/22	250,000	269,007
UBS Group 144A
4.375%
2/10/31 #, µ, ψ	200,000	204,840
US Bancorp 3.00%
7/30/29	600,000	650,645
Wells Fargo & Co.
3.90% 3/15/26 µ, ψ	390,000	404,011
		14,328,745
Basic Industry – 2.79%
Graphic Packaging
International 144A
3.50% 3/1/29 #	130,000	128,954
LYB International
Finance III 3.375%
10/1/40	300,000	311,437
LyondellBasell Industries
4.625% 2/26/55	110,000	132,901
Newmont
2.25% 10/1/30	185,000	184,661
2.80% 10/1/29	395,000	417,175
Steel Dynamics
1.65% 10/15/27	100,000	99,894
2.40% 6/15/25	60,000	62,809

3

Schedule of investments
Delaware VIP® Trust — Delaware VIP Investment Grade Series

	Principal
	amount	Value (US $)
Corporate Bonds (continued)
Basic Industry (continued)
Suzano Austria 3.125%
1/15/32	285,000	$282,612
		1,620,443
Brokerage – 1.76%
Charles Schwab
4.00% 6/1/26 µ, ψ	130,000	135,850
5.375% 6/1/25 µ, ψ	180,000	199,404
Jefferies Group
2.75% 10/15/32	110,000	110,673
4.15% 1/23/30	100,000	112,268
6.45% 6/8/27	275,000	342,698
6.50% 1/20/43	90,000	124,608
		1,025,501
Capital Goods – 4.37%
Amcor Flexibles North
America 2.69%
5/25/31	220,000	224,857
Ardagh Metal Packaging
Finance USA 144A
4.00% 9/1/29 #	200,000	198,750
Ball 2.875% 8/15/30	215,000	211,317
Berry Global
144A 0.95%
2/15/24 #	140,000	140,297
144A 4.875%
7/15/26 #	70,000	74,159
CCL Industries 144A
3.05% 6/1/30 #	120,000	126,150
L3Harris Technologies
3.85% 12/15/26	425,000	477,464
Madison IAQ 144A
4.125% 6/30/28 #	75,000	75,844
Reynolds Group Issuer
144A 4.00%
10/15/27 #	140,000	139,205
Teledyne Technologies
2.25% 4/1/28	405,000	412,660
2.75% 4/1/31	230,000	236,444
Weir Group 144A
2.20% 5/13/26 #	225,000	226,122
		2,543,269
Communications – 14.19%
Altice France 144A
5.125% 1/15/29 #	200,000	201,402
AMC Networks 4.75%
8/1/25	156,000	160,585
AT&T
1.70% 3/25/26	210,000	212,257
3.10% 2/1/43	296,000	290,624
CCO Holdings 144A
4.50% 6/1/33 #	35,000	35,858
Cellnex Finance 144A
3.875% 7/7/41 #	200,000	199,642
Charter Communications
Operating 4.40%
12/1/61	260,000	279,910
Comcast 3.20%
7/15/36	580,000	623,933
Crown Castle
International
1.05% 7/15/26	330,000	322,607
2.50% 7/15/31	220,000	221,853
3.80% 2/15/28	220,000	244,615
CSC Holdings 144A
4.50% 11/15/31 #	200,000	201,478
Discovery
Communications
4.00% 9/15/55	563,000	597,009
Level 3 Financing
144A 3.625%
1/15/29 #	75,000	72,481
144A 3.75%
7/15/29 #	185,000	180,144
144A 4.25%
7/1/28 #	160,000	162,574
NTT Finance 144A
1.162% 4/3/26 #	350,000	349,372
Time Warner Cable
7.30% 7/1/38	200,000	292,454
Time Warner
Entertainment
8.375% 3/15/23	290,000	327,852
T-Mobile USA
2.55% 2/15/31	315,000	319,410
3.00% 2/15/41	300,000	297,051
3.375% 4/15/29	305,000	315,499
144A 3.375%
4/15/29 #	230,000	237,917
Verizon Communications
2.10% 3/22/28	75,000	76,623
2.55% 3/21/31	145,000	148,319
3.40% 3/22/41	255,000	270,080
4.50% 8/10/33	530,000	634,106
ViacomCBS
4.375% 3/15/43	495,000	574,134
4.95% 1/15/31	40,000	48,262
Virgin Media Secured
Finance 144A 5.50%
5/15/29 #	200,000	215,250

4

	Principal
	amount	Value (US $)
Corporate Bonds (continued)
Communications (continued)
Vodafone Group 4.25%
9/17/50	120,000	$140,418
		8,253,719
Consumer Cyclical – 2.88%
Alibaba Group Holding
2.70% 2/9/41	200,000	191,368
Ford Motor 8.50%
4/21/23	240,000	268,128
Ford Motor Credit
2.90% 2/16/28	200,000	199,303
General Motors
6.25% 10/2/43	199,000	275,142
6.60% 4/1/36	274,000	376,581
General Motors Financial
5.70% 9/30/30 µ, ψ	150,000	168,375
Levi Strauss & Co. 144A
3.50% 3/1/31 #	110,000	109,697
Prime Security Services
Borrower 144A
3.375% 8/31/27 #	90,000	87,412
		1,676,006
Consumer Non-Cyclical – 6.87%
Anheuser-Busch InBev
Worldwide 4.70%
2/1/36	735,000	902,876
BAT International
Finance 1.668%
3/25/26	155,000	155,032
Bimbo Bakeries USA
144A 4.00%
5/17/51 #	200,000	215,711
Biogen 3.15% 5/1/50	385,000	378,929
Bunge Finance 2.75%
5/14/31	290,000	293,400
CVS Health
2.70% 8/21/40	345,000	335,043
4.78% 3/25/38	70,000	86,246
Energizer Holdings 144A
4.375% 3/31/29 #	122,000	122,292
Gilead Sciences 2.80%
10/1/50	95,000	91,717
Perrigo Finance
Unlimited 4.375%
3/15/26	300,000	330,523
Sodexo 144A 1.634%
4/16/26 #	260,000	262,080
Takeda Pharmaceutical
3.175% 7/9/50	400,000	405,144
Teleflex 144A 4.25%
6/1/28 #	145,000	151,390
Tenet Healthcare 144A
4.25% 6/1/29 #	140,000	141,925
Viatris 144A 4.00%
6/22/50 #	115,000	121,827
		3,994,135
Electric – 10.30%
Berkshire Hathaway
Energy 2.85%
5/15/51	135,000	130,951
CenterPoint Energy
1.45% 6/1/26	105,000	105,141
3.85% 2/1/24	114,000	122,667
CMS Energy 4.75%
6/1/50 µ	190,000	212,206
Dominion Energy 4.65%
12/15/24 µ, ψ	260,000	276,900
Duke Energy
2.55% 6/15/31	345,000	349,862
4.875% 9/16/24 µ, ψ	345,000	367,425
Edison International
5.375% 3/15/26 µ, ψ	125,000	126,225
Entergy Texas 3.55%
9/30/49	115,000	123,057
Eversource Energy
1.65% 8/15/30	115,000	110,200
FirstEnergy Transmission
144A 4.55%
4/1/49 #	255,000	300,097
IPALCO Enterprises
4.25% 5/1/30	145,000	163,267
Liberty Utilities Finance
GP 1 144A 2.05%
9/15/30 #	190,000	183,534
Louisville Gas and
Electric 4.25%
4/1/49	300,000	370,454
NextEra Energy Capital
Holdings 1.90%
6/15/28	230,000	232,840
NRG Energy
144A 2.45%
12/2/27 #	100,000	100,754
144A 3.375%
2/15/29 #	85,000	83,471
144A 3.625%
2/15/31 #	70,000	68,876
144A 3.75%
6/15/24 #	115,000	122,598
144A 4.45%
6/15/29 #	185,000	204,732
Oglethorpe Power
3.75% 8/1/50	215,000	227,934

5

Schedule of investments
Delaware VIP® Trust — Delaware VIP Investment Grade Series

	Principal
	amount	Value (US $)
Corporate Bonds (continued)
Electric (continued)
Pacific Gas and Electric
2.10% 8/1/27	290,000	$281,957
3.30% 8/1/40	45,000	40,735
4.60% 6/15/43	135,000	134,395
4.95% 7/1/50	260,000	267,864
San Diego Gas & Electric
3.32% 4/15/50	120,000	127,353
Southern
3.75% 9/15/51 µ	85,000	85,650
4.00% 1/15/51 µ	295,000	312,700
Southern California
Edison 4.875%
3/1/49	200,000	237,413
Vistra Operations
144A 3.55%
7/15/24 #	274,000	289,488
144A 3.70%
1/30/27 #	156,000	166,757
144A 4.30%
7/15/29 #	55,000	59,830
		5,987,333
Energy – 11.04%
BP Capital Markets
4.875% 3/22/30 µ, ψ	225,000	247,613
BP Capital Markets
America 3.06%
6/17/41	685,000	691,695
Cheniere Corpus Christi
Holdings 7.00%
6/30/24	305,000	349,520
Continental Resources
4.375% 1/15/28	115,000	127,545
Devon Energy
144A 5.25%
9/15/24 #	107,000	119,269
5.85% 12/15/25	103,000	121,008
Diamondback Energy
3.125% 3/24/31	290,000	300,856
Enbridge
2.50% 8/1/33	215,000	215,579
5.75% 7/15/80 µ	195,000	217,913
Energy Transfer
6.25% 4/15/49	170,000	223,457
6.50% 11/15/26 µ, ψ	295,000	301,490
Enterprise Products
Operating 3.20%
2/15/52	458,000	455,408
EQM Midstream Partners
144A 4.75%
1/15/31 #	150,000	154,754
Galaxy Pipeline Assets
Bidco 144A 2.94%
9/30/40 #	200,000	199,147
Kinder Morgan
3.25% 8/1/50	75,000	72,681
3.60% 2/15/51	170,000	173,568
Marathon Oil 4.40%
7/15/27	465,000	527,191
MPLX 4.125% 3/1/27	380,000	424,921
NuStar Logistics 5.625%
4/28/27	153,000	164,356
ONEOK 7.50% 9/1/23	290,000	326,872
Sabine Pass Liquefaction
5.75% 5/15/24	345,000	387,353
Targa Resources Partners
144A 4.00%
1/15/32 #	95,000	97,850
144A 4.875%
2/1/31 #	155,000	167,999
Tennessee Gas Pipeline
144A 2.90%
3/1/30 #	340,000	353,061
		6,421,106
Finance Companies – 4.29%
AerCap Ireland Capital
DAC
4.50% 9/15/23	220,000	235,985
4.625% 10/15/27	150,000	168,129
6.50% 7/15/25	150,000	176,047
Air Lease 2.875%
1/15/26	210,000	220,814
Aviation Capital Group
144A 1.95%
1/30/26 #	378,000	378,283
144A 3.50%
11/1/27 #	300,000	315,444
144A 5.50%
12/15/24 #	355,000	401,587

6

	Principal
	amount	Value (US $)
Corporate Bonds (continued)
Finance Companies (continued)
Avolon Holdings
Funding
144A 2.75%
2/21/28 #	160,000	$158,408
144A 3.25%
2/15/27 #	80,000	82,594
144A 3.95%
7/1/24 #	190,000	202,739
144A 4.25%
4/15/26 #	140,000	151,834
		2,491,864
Insurance – 3.77%
Arthur J Gallagher & Co.
3.50% 5/20/51	485,000	508,821
Athene Holding 3.95%
5/25/51	215,000	231,049
Brighthouse Financial
4.70% 6/22/47	371,000	412,762
Brown & Brown 2.375%
3/15/31	100,000	100,057
Centene
3.375% 2/15/30	175,000	183,168
4.625% 12/15/29	115,000	126,617
Equitable Holdings
4.95% 9/15/25 µ, ψ	115,000	125,350
Global Atlantic Fin 144A
4.70% 10/15/51 #, µ	275,000	275,671
MetLife 3.85%
9/15/25 µ, ψ	75,000	79,031
Prudential Financial
3.70% 10/1/50 µ	145,000	151,344
		2,193,870
Natural Gas – 0.30%
Sempra Energy 4.875%
10/15/25 µ, ψ	160,000	174,000
		174,000
Real Estate Investment Trusts – 0.70%
Corporate Office
Properties 2.75%
4/15/31	210,000	211,858
Global Net Lease 144A
3.75% 12/15/27 #	65,000	64,424
MPT Operating
Partnership 3.50%
3/15/31	130,000	131,462
		407,744
Technology – 6.94%
Broadcom 144A
3.469% 4/15/34 #	495,000	524,096
Broadridge Financial
Solutions 2.60%
5/1/31	280,000	285,409
Clarivate
Science Holdings
144A 3.875%
6/30/28 #	149,000	150,544
CoStar Group 144A
2.80% 7/15/30 #	175,000	178,063
Fidelity National
Information Services
1.65% 3/1/28	445,000	442,959
Fiserv 3.20% 7/1/26	320,000	346,594
Iron Mountain 144A
5.25% 7/15/30 #	178,000	188,665
Marvell Technology
144A 1.65%
4/15/26 #	210,000	210,036
144A 2.45%
4/15/28 #	110,000	112,226
Mastercard 2.95%
3/15/51	205,000	214,695
Microchip Technology
144A 0.972%
2/15/24 #	215,000	214,983
NCR 144A 5.125%
4/15/29 #	140,000	144,550
NXP
144A 3.25%
5/11/41 #	345,000	355,262
144A 5.55%
12/1/28 #	70,000	86,147
Oracle
2.875% 3/25/31	190,000	197,772
3.65% 3/25/41	170,000	180,543
Skyworks Solutions
1.80% 6/1/26	85,000	86,125
3.00% 6/1/31	115,000	117,667
		4,036,336
Transportation – 1.51%
Delta Air Lines
144A 7.00%
5/1/25 #	305,000	356,140
7.375% 1/15/26	140,000	164,378
Mileage Plus Holdings
144A 6.50%
6/20/27 #	110,000	121,248
Southwest Airlines
5.125% 6/15/27	198,000	233,071
		874,837

7

Schedule of investments
Delaware VIP® Trust — Delaware VIP Investment Grade Series

	Principal
	amount	Value (US $)
Corporate Bonds (continued)
Utilities – 0.33%
Essential Utilities
3.351% 4/15/50	100,000 $	$103,516
4.276% 5/1/49	74,000	89,020
		192,536
Total Corporate Bonds
(cost $54,418,531)		56,221,444

Loan Agreements – 2.00%
AmWINS Group 3.00%
(LIBOR03M + 2.25%)
2/19/28 ●	109,450	108,897
Applied Systems 1st Lien
TBD 9/19/24 X	119,772	121,778
Energizer Holdings
2.75% (LIBOR01M +
2.25%) 12/22/27 ●	119,400	119,350
Ensemble RCM 3.936%
(LIBOR03M + 3.75%)
8/3/26 ●	114,418	114,608
Gates Global Tranche
B-3 3.50%
(LIBOR01M + 2.75%)
3/31/27 ●	119,400	119,305
Horizon Therapeutics
USA Tranche B-2
2.50% (LIBOR01M +
2.00%) 3/15/28 ●	109,725	109,314
Informatica 3.354%
(LIBOR01M + 3.25%)
2/25/27 ●	114,321	113,805
Prime Security Services
Borrower Tranche B-1
3.50% (LIBOR01M +
2.75%) 9/23/26 ●	119,700	119,712
RealPage 1st Lien
3.75% (LIBOR03M +
3.25%) 4/24/28 ●	120,000	119,805
Reynolds Group
Holdings Tranche
B-2 3.354%
(LIBOR01M + 3.25%)
2/5/26 ●	114,425	113,829
Total Loan Agreements
(cost $1,162,999)		1,160,403

Short-Term Investments – 1.34%
Money Market Mutual Funds – 1.34%
BlackRock FedFund –
Institutional Shares
(seven-day effective
yield 0.03%)	195,166	195,166
Fidelity Investments
Money Market
Government Portfolio
– Class I (seven-day
effective yield 0.01%)	195,166	195,166
GS Financial Square
Government Fund –
Institutional Shares
(seven-day effective
yield 0.02%)	195,166	195,166
Morgan Stanley
Government Portfolio
– Institutional Share
Class (seven-day
effective yield 0.00%)	195,166	195,166
Total Short-Term Investments
(cost $780,664)		780,664
Total Value of
Securities—100.21%
(cost $56,472,194)		$ 58,272,687

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2021, the aggregate value of Rule 144A securities was $13,895,041, which represents 23.90% of the Series’ net assets. See Note 8 in “Notes to financial statements.”
●	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2021. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.

8

X	This loan will settle after June 30, 2021, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.

The following swap contracts were outstanding at June 30, 2021:1

Swap Contracts

CDS Contracts2

Counterparty/				Upfront
Reference Obligation/				Payments		Variation Margin
Termination Date/	Notional	Annual Protection		Paid	Unrealized	Due from
Payment Frequency	Amount[3]	Payments	Value	(Received)	Depreciation[4]	(Due to) Brokers
Centrally Cleared:
Protection Purchased/
Moody’s Ratings:
CDX 6/20/26-Quarterly	580,000	1.000%	$(14,722)	$(14,385)	$(337)	$0
			$(14,722)	$(14,385)	$(337)	$0

The use of swap contracts involves elements of market risk and risks in excess of the amounts disclosed in these financial statements. The notional amount presented above represent the Series’ total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin are reflected in the Series’ net assets.

[1]	See Note 8 in “Notes to Financial statements”.
[2]	A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the CDS agreement.
[3]	Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.
[4]	Unrealized appreciation (depreciation) does not include periodic interest payments (receipt) on swap contracts accrued daily in the amount of $(161).

Summary of abbreviations:
BNP – BNP Paribas
DAC – Designated Activity Company
GS – Goldman Sachs
ICE – Intercontinental Exchange, Inc.
LIBOR – London interbank offered rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
BP0012M – 12 Month Sterling LIBOR Interest Rate
REMIC – Real Estate Mortgage Investment Conduit
SOFR – Secured Overnight Financing Rate
TBD – To be determined

See accompanying notes, which are an integral part of the financial statements.

9

Statement of assets and liabilities
Delaware VIP® Trust — Delaware VIP Investment Grade Series

June 30, 2021 (Unaudited)

Assets:
Investments, at value*	$58,272,687
Cash	535
Receivable for securities sold	858,696
Dividends and interest receivable	514,919
Receivable for series shares sold	1,122
Other assets	2,125
Total Assets	59,650,084
Liabilities:
Payable for securities purchased	1,394,247
Audit and tax fees payable	25,125
Investment management fees payable to affiliates	18,204
Accounting and administration fees payable to non-affiliates	15,538
Upfront payments received on credit default swap contracts	14,385
Reports and statements to shareholders expenses payable to non-affiliates	11,831
Payable for series shares redeemed	8,231
Pricing fees payable	8,128
Other accrued expenses	3,272
Accounting and administration expenses payable to affiliates	495
Dividend disbursing and transfer agent fees and expenses payable to affiliates	358
Unrealized depreciation on credit default swap contracts	337
Trustees’ fees and expenses payable	195
Legal fees payable to affiliates	183
Swap payments payable	161
Reports and statements to shareholders expenses payable to affiliates	46
Distribution fees payable to affiliates	3
Total Liabilities	1,500,739
Total Net Assets	$58,149,345

Net Assets Consist of:
Paid-in capital	$55,691,014
Total distributable earnings (loss)	2,458,331
Total Net Assets	$58,149,345

Net Asset Value
Standard Class:
Net assets	$58,138,265
Shares of beneficial interest outstanding, unlimited authorization, no par	5,393,536
Net asset value per share	$10.78
Service Class:
Net assets	$11,080
Shares of beneficial interest outstanding, unlimited authorization, no par	1,030
Net asset value per share	$10.76
____________________
*Investments, at cost	$56,472,194

See accompanying notes, which are an integral part of the financial statements.

10

Statement of operations
Delaware VIP® Trust — Delaware VIP Investment Grade Series

Six months ended June 30, 2021 (Unaudited)

Investment Income:
Interest	$892,540
Dividends	155
892,695

Expenses:
Management fees	144,492
Distribution expenses — Service Class	16
Audit and tax fees	26,125
Accounting and administration expenses	23,904
Reports and statements to shareholders expenses	7,410
Dividend disbursing and transfer agent fees and expenses	2,376
Custodian fees	2,006
Legal fees	1,888
Trustees’ fees and expenses	1,206
Other	10,377
219,800
Less expenses waived	(26,341)
Total operating expenses	193,459
Net Investment Income	699,236
Net Realized and Unrealized Gain:
Net realized gain (loss) on:
Investments	218,848
Swap contracts	22
Net realized gain	218,870
Net change in unrealized appreciation (depreciation) of:
Investments	(1,480,711)
Swap contracts	(498)
Net change in unrealized appreciation (depreciation)	(1,481,209)
Net Realized and Unrealized Loss	(1,262,339)
Net Decrease in Net Assets Resulting from Operations	$(563,103)

See accompanying notes, which are an integral part of the financial statements.

11

Statements of changes in net assets
Delaware VIP® Trust — Delaware VIP Investment Grade Series

	Six months
	ended
	6/30/21	Year ended
	(Unaudited)	12/31/20
Increase (Decrease) in Net Assets from Operations:
Net investment income	$699,236	$1,421,356
Net realized gain	218,870	2,364,704
Net change in unrealized appreciation (depreciation)	(1,481,209)	2,784,373
Net increase (decrease) in net assets resulting from operations	(563,103)	6,570,433

Dividends and Distributions to Shareholders from:
Distributable earnings:
Standard Class	(3,612,371)	(3,430,297)
Service Class	(646)	(594)
	(3,613,017)	(3,430,891)

Capital Share Transactions:
Proceeds from shares sold:
Standard Class	2,004,454	2,512,967

Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	3,612,371	3,430,297
Service Class	646	594
	5,617,471	5,943,858
Cost of shares redeemed:
Standard Class	(3,383,357)	(10,954,474)
Increase (decrease) in net assets derived from capital share transactions	2,234,114	(5,010,616)
Net Decrease in Net Assets	(1,942,006)	(1,871,074)

Net Assets:
Beginning of period	60,091,351	61,962,425
End of period	$58,149,345	$60,091,351

See accompanying notes, which are an integral part of the financial statements.

12

Financial highlights
Delaware VIP® Investment Grade Series Standard Class

Selected data for each share of the Series outstanding throughout each period were as follows:

	Six months
	ended
	6/30/21[1]	Year ended
	(Unaudited)	12/31/20	12/31/19[2]	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$11.60	$11.02	$10.18	$10.80	$10.73	$10.70

Income (loss) from investment operations
Net investment income[3]	0.13	0.26	0.29	0.31	0.31	0.33
Net realized and unrealized gain (loss)	(0.25)	0.98	0.95	(0.53)	0.18	0.15
Total from investment operations	(0.12)	1.24	1.24	(0.22)	0.49	0.48

Less dividends and distributions from:
Net investment income	(0.34)	(0.41)	(0.40)	(0.40)	(0.42)	(0.45)
Net realized gain	(0.36)	(0.25)	—	—	—	—
Total dividends and distributions	(0.70)	(0.66)	(0.40)	(0.40)	(0.42)	(0.45)

Net asset value, end of period	$10.78	$11.60	$11.02	$10.18	$10.80	$10.73
Total return[4]	(0.90% )	11.91%	12.62%	(2.03% )	4.72%	4.65%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$58,138	$60,080	$61,952	$61,630	$66,163	$64,095
Ratio of expenses to average net assets[5]	0.67%	0.69%	0.73%	0.70%	0.68%	0.68%
Ratio of expenses to average net assets prior to
fees waived[5]	0.76%	0.81%	0.90%	0.85%	0.83%	0.83%
Ratio of net investment income to average net
assets	2.42%	2.39%	2.76%	3.05%	2.93%	3.02%
Ratio of net investment income to average net
assets prior to fees waived	2.33%	2.27%	2.59%	2.90%	2.78%	2.87%
Portfolio turnover	64%	147%	157% [6]	53%	60%	40%

1	Ratios have been annualized and total return and portfolio turnover have not been annualized.
2

On October 4, 2019, the First Investors Life Series Investment Grade Fund shares were reorganized into Standard Class shares of the Series. See “Notes to financial statements.” The Standard Class shares financial highlights for the period prior to October 4, 2019, reflect the performance of the First Investors Life Series Investment Grade Fund shares.

3	The average shares outstanding have been applied for per share information.
4

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

5	Expense ratios do not include expenses of the Underlying Funds in which the Series invests.
6	The Series’ portfolio turnover rate increased substantially during the year ended December 31, 2019 due to a change in the Series’ portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

13

Financial highlights
Delaware VIP® Investment Grade Series Service Class

Selected data for each share of the Series outstanding throughout each period were as follows:

	Six months		10/31/19[1]
	ended	Year ended	to
	6/30/21[2]	12/31/20	12/31/19
Net asset value, beginning of period	$11.56	$11.01	$10.97

Income (loss) from investment operations
Net investment income[3]	0.12	0.23	0.03
Net realized and unrealized gain (loss)	(0.25)	0.97	0.01
Total from investment operations	(0.13)	1.20	0.04

Less dividends and distributions from:
Net investment income	(0.31)	(0.40)	—
Net realized gain	(0.36)	(0.25)	—
Total dividends and distributions	(0.67)	(0.65)	—

Net asset value, end of period	$10.76	$11.56	$11.01
Total return[4]	(1.03% )	11.57%	0.37%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$11	$11	$10
Ratio of expenses to average net assets[5]	0.97%	0.99%	0.99%
Ratio of expenses to average net assets prior to fees waived[5]	1.06%	1.11%	1.31%
Ratio of net investment income to average net assets	2.12%	2.09%	1.50%
Ratio of net investment income to average net assets prior to fees waived	2.03%	1.97%	1.18%
Portfolio turnover	64%	147%	157% [6,7]

1	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
2	Ratios have been annualized and total return and portfolio turnover have not been annualized.
3	The average shares outstanding have been applied for per share information.
4

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

5	Expense ratios do not include expenses of the Underlying Funds in which the Series invests.
6	Portfolio turnover is representative of the Series for the entire period.
7	The Series’ portfolio turnover rate increased substantially during the year ended December 31, 2019 due to a change in the Series’ portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

14

Notes to financial statements
Delaware VIP® Trust — Delaware VIP Investment Grade Series

June 30, 2021 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust. The Trust consists of 12 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940, as amended (1940 Act). These financial statements and the related notes pertain to Delaware VIP Investment Grade Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the 1940 Act and offers Standard Class and Service Class shares. The Standard Class shares do not carry a distribution and service (12b-1) fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

Before the Series commenced operations, on October 4, 2019, all of the assets and liabilities of the First Investors Life Series Investment Grade Fund, its Predecessor Series were transferred to the Series in a tax-free reorganization as set forth in an agreement and plan of reorganization (the Foresters Reorganization) between the Trust, on behalf of the Series, and Foresters Investment Management Company, Inc. (FIMCO), on behalf of the Predecessor Series. As a result of the Foresters Reorganization, the Series assumed the performance and accounting history of the Predecessor Series. Financial information included for the dates prior to the Foresters Reorganization is that of the Predecessor Series.

On December 2, 2020, Waddell & Reed Financial, Inc., the parent company of Ivy Investment Management Company, the investment adviser of the Ivy Funds Complex (the Ivy Funds), and Macquarie Management Holdings, Inc., the US holding company for Macquarie Group Limited’s US asset management business (Macquarie), announced that they had entered into an agreement whereby Macquarie would acquire the investment management business of Waddell & Reed Financial, Inc. (the “Transaction”). The Transaction closed on April 30, 2021. The Ivy Funds, as part of Delaware Funds® by Macquarie, are now managed by Delaware Management Company (DMC) and distributed by Delaware Distributors, L.P. (DDLP).

1. Significant Accounting Policies

The Series follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Series.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations (CMOs), commercial mortgage securities, and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Open-end investment companies are valued at their published net asset value (NAV). Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

Federal Income Taxes — No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken or expected to be taken on the Series’ federal income tax returns through the six months ended June 30, 2021 and for all open tax years (years ended December 31, 2017–December 31, 2020), and has concluded that no provision for

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Notes to financial statements
Delaware VIP® Trust — Delaware VIP Investment Grade Series

1. Significant Accounting Policies (continued)

federal income tax is required in the Series’ financial statements. If applicable, the Series recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statement of operations.” During the six months ended June 30, 2021, the Series did not incur any interest or tax penalties.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Series receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statement of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” There were no such earnings credits for the six months ended June 30, 2021.

The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended June 30, 2021, the Series earned less than $1 under this arrangement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Series pays DMC, a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.50% on the first $500 million of average daily net assets of the Series, 0.475% on the next $500 million, 0.45% on the next $1.5 billion, and 0.425% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual series operating expenses from exceeding 0.69% of the Series’ average daily net assets for the Standard Class and 0.99% for the Service Class from January 1, 2021 through June 30, 2021.* These waivers and reimbursements may be terminated only by agreement of DMC and the Series. The waivers and reimbursements are accrued daily and received monthly.

DMC may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Europe Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Global Limited (together, the “Affiliated Sub-Advisors”). The Manager may also permit these Affiliated Sub-Advisors to execute Series security trades on behalf of the Manager and

16

exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize an Affiliated Sub-Advisor’s specialized market knowledge. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Series, pays each Affiliated Sub-Advisor a portion of its investment management fee.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended June 30, 2021, the Series was charged $2,964 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Series. For these services, DIFSC’s fees are calculated daily and paid monthly, at the annual rate of 0.0075% of the Series’ average daily net assets. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended June 30, 2021, the Series was charged $2,167 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are paid by the Series and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, the Series pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.30% of the average daily net assets of the Service Class shares. The fees are calculated daily and paid monthly. Standard Class shares do not pay 12b-1 fees.

As provided in the investment management agreement, the Series bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Series. For the six months ended June 30, 2021, the Series was charged $1,140 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

In addition to the management fees and other expenses of the Series, the Series indirectly bears the investment management fees and other expenses of the investment companies (Underlying Funds) in which it invests. The amount of these fees and expenses incurred indirectly by the Series will vary based upon the expense and fee levels of the Underlying Funds and the number of shares that are owned of the Underlying Funds at different times.

____________________

*	The aggregate contractual waiver period covering this report is from October 4, 2019 through April 30, 2022.

3. Investments

For the six months ended June 30, 2021, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than US government securities	$36,339,302
Purchases of US government securities	577,354
Sales other than US government securities	35,860,789
Sales of US government securities	918,221

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Notes to financial statements
Delaware VIP® Trust — Delaware VIP Investment Grade Series

3. Investments (continued)

At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments and derivatives for the Series were as follows:

Cost of investments and derivatives	$56,716,511
Aggregate unrealized appreciation of investments and derivatives	$1,755,508
Aggregate unrealized depreciation of investments and derivatives	(214,054)
Net unrealized appreciation of investments and derivatives	$1,541,454

US GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 –	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2021:

	Level 1	Level 2	Total
Securities
Assets:
Agency Collateralized Mortgage Obligations	$—	$110,176	$110,176
Corporate Bonds	—	56,221,444	56,221,444
Loan Agreements	—	1,160,403	1,160,403
Short-Term Investments	780,664	—	780,664
Total Value of Securities	$780,664	$57,492,023	$58,272,687

18

	Level 1	Level 2	Total
Derivatives[1]
Liabilities:
Swap Contracts	$—	$(337)	$(337)

1Swap contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

During the six months ended June 30, 2021, there were no transfers into or out of Level 3 investments. The Series’ policy is to recognize transfers into or out of Level 3 based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Series’ net assets. During the six months ended June 30, 2021, there were no Level 3 investments.

4. Capital Shares

Transactions in capital shares were as follows:

	Six months
	ended	Year ended
	6/30/21	12/31/20
Shares sold:
Standard Class	180,437	224,912
Shares issued upon reinvestment of dividends and distributions:
Standard Class	342,405	329,203
Service Class	61	57
	522,903	554,172
Shares redeemed:
Standard Class	(309,292)	(996,717)
Net increase (decrease)	213,611	(442,545)

5. Line of Credit

The Series, along with certain other funds in the Delaware Funds (Participants), is a participant in a $225,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15% with the addition of an upfront fee of 0.05%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expires on November 1, 2021.

The Series had no amounts outstanding as of June 30, 2021, or at any time during the period then ended.

6. Derivatives

US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Swap Contracts — The Series may enter into CDS contracts in the normal course of pursuing its investment objective. The Series may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets. The Series will not be permitted to enter into any swap transactions unless, at the time of entering into such transactions, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least BBB- by Standard & Poor’s Financial Services LLC (S&P) or Baa3 by Moody’s Investors Service, Inc. (Moody’s) or is determined to be of equivalent credit quality by DMC.

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Notes to financial statements
Delaware VIP® Trust — Delaware VIP Investment Grade Series

6. Derivatives (continued)

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Series in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended June 30, 2021, the Series entered into CDS contracts as a purchaser of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. Initial margin and variation margin are posted to central counterparties for centrally cleared CDS basket trades, as determined by the applicable central counterparty. During the six months ended June 30, 2021, the Series did not enter into any CDS contracts as a seller of protection.

CDS contracts may involve greater risks than if the Series had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk, and credit risk. The Series’ maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty, and (2) for cleared swaps, trading these instruments through a central counterparty.

During the six months ended June 30,2021, the Series entered into CDS contracts to hedge against credit events.

Swaps Generally. For centrally cleared swaps, payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The value of open swaps may differ from that which would be realized in the event the Series terminated its position in the contract on a given day. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the “Schedule of investments.”

Fair values of derivative instruments as of June 30, 2021 were as follows:

	Liability Derivatives Fair Value
			Interest
Statement of Assets and	Currency	Equity	Rate	Credit
Liabilities Location	Contracts	Contracts	Contracts	Contracts	Total
Variation margin due to brokers on centrally
cleared credit default swap contracts	$—	$—	$—	$(337)	$—

20

The effect of derivative instruments on the “Statement of operations” for the six months ended June 30, 2021 was as follows:

	Net Realized Gain (Loss) on:
	Foreign
	Currency
	Exchange	Futures	Swap
	Contracts	Contracts	Contracts	Total
Credit
contracts	$—	$—	$22	$22
Total	$—	$—	$22	$22

	Net Change in Unrealized Appreciation (Depreciation) of:
	Foreign
	Currency
	Exchange	Futures	Swap
	Contracts	Contracts	Contracts	Total
Credit
contracts	$—	$—	$(498)	$(498)
Total	$—	$—	$(498)	$(498)

The table below summarizes the average balance of derivative holdings by the Series during the six months ended June 30, 2021:

	Long Derivative	Short Derivative
	Volume	Volume
CDS contracts (average notional value)*	$67,823	$—

*	Long represents buying protection and short represents selling protection.

7. Securities Lending

The Series, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each series of the Trust is generally invested in a series of individual separate accounts, each corresponding to a series. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. A series can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

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Notes to financial statements
Delaware VIP® Trust — Delaware VIP Investment Grade Series

7. Securities Lending (continued)

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent, and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Series may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Series’ cash collateral account may be less than the amount the Series would be required to return to the borrowers of the securities and the Series would be required to make up for this shortfall.

During the six months ended June 30, 2021, the Series had no securities out on loan.

8. Credit and Market Risk

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand, and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations, and individual issuers, all of which may negatively impact the Series’ performance.

When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.

IBOR is the risk that changes related to the use of the London interbank offered rate (LIBOR) and other interbank offered rate (collectively, IBORs ) could have adverse impacts on financial instruments that reference LIBOR (or the corresponding IBOR). The potential abandonment of LIBOR could affect the value and liquidity of instruments that reference LIBOR. The use of alternative reference rate products may impact investment strategy performance. These risks may also apply with respect to changes in connection with other IBORs, such as the euro overnight index average (EONIA), which are also the subject of recent reform.

The Series invests in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC and lower than Baa3 by Moody’s Investors Service, Inc. or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Series invests in bank loans and other securities that may subject it to direct indebtedness risk, the risk that the Series will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Series more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated.

Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Series may involve revolving credit facilities or other standby financing commitments that obligate the Series to pay additional cash on a certain date or on demand. These commitments may require the Series to increase its investment in a company at a time when the Series might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Series is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments. When a loan agreement is purchased, the Series may pay an assignment fee. On

22

an ongoing basis, the Series may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by the borrower. Prepayment penalty, facility, commitment, consent, and amendment fees are recorded to income as earned or paid.

As the Series may be required to rely upon another lending institution to collect and pass on to the Series amounts payable with respect to the loan and to enforce the Series’ rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Series from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Series.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedule of investments.”

9. Contractual Obligations

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

10. Recent Accounting Pronouncements

In March 2020, FASB issued an Accounting Standards Update (ASU), ASU 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. As of the financial reporting period, Management is evaluating the impact of applying this ASU.

11. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2021, that would require recognition or disclosure in the Series’ financial statements.

(continues)                    23

Other Series information (Unaudited)
Delaware VIP® Investment Grade Series

Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.

The Series has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Board has designated the Division Director of the US Operational Risk Group of Macquarie Asset Management as the Program Administrator for each Series in the Trust.

As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of the Series’ liquidity risk; (2) classification of each of the Series’ portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Series’ net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Series’ acquisition of Illiquid investments if, immediately after the acquisition, the Series would hold more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Series’ holdings of Illiquid assets exceed 15% of the Series’ net assets. Series with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

In assessing and managing the Series’ liquidity risk, the Program Administrator considers, as relevant, a variety of factors, including: (1) the Series’ investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Series during both normal and reasonably foreseeable stressed conditions; and (3) the Series’ holdings of cash and cash equivalents and any borrowing arrangements. Classification of the Series’ portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or to sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. The Series primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.

At a meeting of the Board held on May 25-27, 2021, the Program Administrator provided a written report to the Board addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from April 1, 2020 through March 31, 2021. The report concluded that the Program is appropriately designed and effectively implemented and that it meets the requirements of Rule 22e-4 and the Series’ liquidity needs. The Series’ HLIM is set at an appropriate level and the Series complied with its HLIM at all times during the reporting period.

24

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Series’ Forms N-PORT, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Series’ most recent Form N-PORT are available without charge on the Series’ website at delawarefunds.com/vip/literature. The Series’ Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

(1737423)
SA-VIPIG-821

Semiannual report

Delaware VIP® Trust

Delaware VIP Limited Duration Bond Series

June 30, 2021

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. Macquarie Investment Management (MIM) is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise.

The Series is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of June 30, 2021, and subject to change for events occurring after such date.

The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

The Series is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

This material may be used in conjunction with the offering of shares in Delaware VIP® Limited Duration Bond Series only if preceded or accompanied by the Series’ current prospectus or the summary prospectus.

© 2021 Macquarie Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Series expenses
For the six-month period from January 1, 2021 to June 30, 2021 (Unaudited)

The investment objective of the Series is to seek current income consistent with low volatility of principal.

As a shareholder of the Series, you incur ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from January 1, 2021 to June 30, 2021.

Actual expenses

The first section of the table shown, “Actual Series return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ expenses shown in the table reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

Expense analysis of an investment of $1,000

				Expenses
				Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/21 to
	1/1/21	6/30/21	Ratio	6/30/21*
Actual Series return†
Standard Class	$1,000.00	$998.50	0.68%	$3.37
Hypothetical 5% return (5% return before expenses)
Standard Class	$1,000.00	$1,021.42	0.68%	$3.41

*	“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Series’ expenses reflected above, the Series also indirectly bears its portion of the fees and expenses of the investment companies (Underlying Funds) in which it invests. The table above does not reflect the expenses of the Underlying Funds.

1

Security type / sector allocation
Delaware VIP® Trust — Delaware VIP Limited Duration Bond Series

As of June 30, 2021 (Unaudited)

Sector designations may be different from the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications.

Percentage
Security type / sector	of net assets
Agency Collateralized Mortgage Obligations	2.38%
Agency Mortgage-Backed Securities	7.54%
Collateralized Debt Obligations	7.62%
Corporate Bonds	48.72%
Banking	11.17%
Basic Industry	1.54%
Brokerage	0.51%
Capital Goods	2.92%
Communications	2.23%
Consumer Cyclical	3.27%
Consumer Non-Cyclical	3.80%
Electric	6.00%
Energy	4.65%
Finance Companies	3.11%
Insurance	2.41%
Technology	3.17%
Transportation	3.94%
Non-Agency Asset-Backed Securities	6.02%
US Treasury Obligations	24.23%
Short-Term Investments	3.06%
Total Value of Securities	99.57%
Receivables and Other Assets Net of
Liabilities	0.43%
Total Net Assets	100.00%

2

Schedule of investments
Delaware VIP® Trust — Delaware VIP Limited Duration Bond Series

June 30, 2021 (Unaudited)

	Principal
	amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 2.38%
Freddie Mac REMICs
Series 5092 WG
1.00% 4/25/31	348,941	$351,150
Freddie Mac Structured
Agency Credit Risk
REMIC Trust
Series 2021-DNA1 M1
144A 0.668% (SOFR
+ 0.65%)
1/25/51 #, ●	105,127	105,127
Series 2021-HQA1 M1
144A 0.718% (SOFR
+ 0.70%)
8/25/33 #, ●	100,000	100,000
Series 2021-HQA2 M1
144A 0.717% (SOFR
+ 0.70%)
12/25/33 #, =, ●	100,000	100,110
Total Agency Collateralized Mortgage
Obligations
(cost $656,140)		656,387

Agency Mortgage-Backed Securities — 7.54%
Fannie Mae S.F. 15 yr
2.50% 8/1/35	94,042	98,128
2.50% 11/1/35	238,811	249,669
Fannie Mae S.F. 30 yr
4.50% 1/1/43	172,595	191,327
4.50% 2/1/44	122,385	136,810
4.50% 4/1/44	134,620	149,868
4.50% 11/1/44	168,973	188,725
5.00% 7/1/47	406,439	464,924
5.00% 5/1/48	220,083	242,840
Freddie Mac S.F. 15 yr
1.50% 3/1/36	166,422	168,626
Freddie Mac S.F. 30 yr
5.00% 8/1/48	174,689	192,130
Total Agency Mortgage-Backed Securities
(cost $2,065,803)		2,083,047

Collateralized Debt Obligations — 7.62%
Ballyrock CLO
Series 2020-2A A1
144A 1.508%
(LIBOR03M + 1.32%,
Floor 1.32%)
10/20/31 #, ●	250,000	250,846
BlueMountain CLO XXX
Series 2020-30A A
144A 1.574%
(LIBOR03M + 1.39%,
Floor 1.39%)
1/15/33 #, ●	250,000	250,897
Cedar Funding IX CLO
Series 2018-9A A1
144A 1.168%
(LIBOR03M + 0.98%,
Floor 0.98%)
4/20/31 #, ●	250,000	250,169
CIFC Funding
Series 2013-4A A1RR
144A 1.241%
(LIBOR03M + 1.06%,
Floor 1.06%)
4/27/31 #, ●	250,000	250,257
Dryden 83 CLO
Series 2020-83A A
144A 1.457%
(LIBOR03M + 1.22%,
Floor 1.22%)
1/18/32 #, ●	250,000	249,936
KKR CLO 32
Series 32A A1 144A
1.504% (LIBOR03M
+ 1.32%, Floor
1.32%) 1/15/32 #, ●	100,000	100,349
LCM XVIII
Series 18A A1R 144A
1.208% (LIBOR03M
+ 1.02%)
4/20/31 #, ●	250,000	250,015
Octagon Investment
Partners 33
Series 2017-1A A1
144A 1.378%
(LIBOR03M + 1.19%)
1/20/31 #, ●	250,000	250,093
York CLO-6
Series 2019-1A A1
144A 1.534%
(LIBOR03M + 1.35%)
7/22/32 #, ●	250,000	250,471
Total Collateralized Debt Obligations
(cost $2,090,518)		2,103,033

Corporate Bonds — 48.72%
Banking — 11.17%
Ally Financial 5.75%
11/20/25	118,000	135,606

3

Schedule of investments
Delaware VIP® Trust — Delaware VIP Limited Duration Bond Series

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
Bank of America
3.458% 3/15/25 µ	80,000	$85,546
4.10% 7/24/23	130,000	139,724
BBVA Bancomer 144A
1.875% 9/18/25 #	200,000	202,520
BBVA USA 3.875%
4/10/25	250,000	275,593
Citizens Bank 0.874%
(LIBOR03M + 0.72%)
2/14/22 ●	250,000	250,871
Fifth Third Bancorp
2.375% 1/28/25	35,000	36,716
3.65% 1/25/24	35,000	37,505
Goldman Sachs Group
0.856% (SOFR +
0.81%) 3/9/27 ●	270,000	269,940
1.326% (LIBOR03M
+ 1.17%) 5/15/26 ●	205,000	210,537
1.542% 9/10/27 µ	20,000	19,968
Huntington Bancshares
2.30% 1/14/22	30,000	30,286
JPMorgan Chase & Co.
0.629% (SOFR +
0.58%) 3/16/24 ●	90,000	90,615
4.023% 12/5/24 µ	330,000	356,336
4.60% 2/1/25 µ, ψ	20,000	20,751
Morgan Stanley
0.731% 4/5/24 µ	135,000	135,315
2.75% 5/19/22	25,000	25,562
3.737% 4/24/24 µ	25,000	26,445
Nordea Bank 144A
0.625% 5/24/24 #	200,000	200,077
Regions Financial 3.80%
8/14/23	50,000	53,333
Toronto-Dominion Bank
0.398% (SOFR +
0.355%) 3/4/24 ●	195,000	195,249
Truist Bank 2.636%
9/17/29 µ	215,000	225,393
US Bancorp 3.375%
2/5/24	55,000	58,921
		3,082,809
Basic Industry — 1.54%
Avient 144A 5.75%
5/15/25 #	139,000	147,088
First Quantum Minerals
144A 7.50%
4/1/25 #	200,000	208,027
LYB International
Finance III 2.875%
5/1/25	25,000	26,561
PowerTeam Services
144A 9.033%
12/4/25 #	40,000	44,050
		425,726
Brokerage — 0.51%
Charles Schwab 4.00%
6/1/26 µ, ψ	30,000	31,350
SURA Asset
Management 144A
4.875% 4/17/24 #	100,000	108,250
		139,600
Capital Goods — 2.92%
Mauser Packaging
Solutions Holding
144A 5.50%
4/15/24 #	153,000	154,721
Roper Technologies
2.35% 9/15/24	145,000	152,173
Spirit AeroSystems 144A
5.50% 1/15/25 #	50,000	53,278
Teledyne Technologies
0.95% 4/1/24	280,000	280,484
TransDigm
144A 6.25%
3/15/26 #	25,000	26,406
144A 8.00%
12/15/25 #	51,000	55,248
Welbilt 9.50% 2/15/24	28,000	29,378
WESCO Distribution
144A 7.125%
6/15/25 #	51,000	55,179
		806,867
Communications — 2.23%
AMC Networks 5.00%
4/1/24	30,000	30,467
Fox
3.666% 1/25/22	160,000	163,163
4.03% 1/25/24	100,000	108,373
T-Mobile USA 3.50%
4/15/25	105,000	114,089
Verizon Communications
0.75% 3/22/24	200,000	200,921
		617,013
Consumer Cyclical — 3.27%
Boyd Gaming 144A
8.625% 6/1/25 #	54,000	59,595
Carnival 144A 7.625%
3/1/26 #	51,000	55,462
Ford Motor 8.50%
4/21/23	133,000	148,588

4

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
General Motors Financial
0.804% (SOFR +
0.76%) 3/8/24 ●	260,000	$261,946
3.45% 4/10/22	50,000	50,926
4.15% 6/19/23	30,000	31,874
5.25% 3/1/26	7,000	8,089
IRB Holding 144A
7.00% 6/15/25 #	8,000	8,656
Prime Security Services
Borrower 144A
5.25% 4/15/24 #	68,000	72,949
Scientific Games
International 144A
5.00% 10/15/25 #	75,000	77,637
Six Flags Entertainment
144A 4.875%
7/31/24 #	70,000	70,787
Station Casinos 144A
5.00% 10/1/25 #	15,000	15,270
VF 2.40% 4/23/25	40,000	41,972
		903,751
Consumer Non-Cyclical — 3.80%
AbbVie
2.60% 11/21/24	90,000	94,937
3.75% 11/14/23	115,000	123,411
Bausch Health 144A
6.125% 4/15/25 #	55,000	56,444
Bristol-Myers Squibb
2.90% 7/26/24	83,000	88,571
CVS Health 3.70%
3/9/23	14,000	14,747
General Mills 3.70%
10/17/23	80,000	85,633
Gilead Sciences 3.70%
4/1/24	80,000	86,019
Molson Coors Beverage
2.10% 7/15/21	95,000	95,065
Ortho-Clinical
Diagnostics 144A
7.375% 6/1/25 #	35,000	37,723
Royalty Pharma 144A
1.20% 9/2/25 #	140,000	138,848
Takeda Pharmaceutical
4.40% 11/26/23	200,000	217,179
Viatris 144A 1.65%
6/22/25 #	10,000	10,127
		1,048,704
Electric — 6.00%
AEP Texas 2.40%
10/1/22	140,000	143,203
Avangrid 3.20%
4/15/25	60,000	64,487
CenterPoint Energy
0.684% (SOFR +
0.65%) 5/13/24 ●	285,000	286,331
3.85% 2/1/24	36,000	38,737
Cleveland Electric
Illuminating 5.50%
8/15/24	115,000	130,792
Duke Energy
1.80% 9/1/21	165,000	165,161
4.875% 9/16/24 µ, ψ	65,000	69,225
Entergy 4.00% 7/15/22	90,000	92,855
Entergy Louisiana
4.05% 9/1/23	10,000	10,637
NextEra Energy Capital
Holdings 3.15%
4/1/24	85,000	90,388
NRG Energy 144A
3.75% 6/15/24 #	95,000	101,277
Southern California
Edison 1.10% 4/1/24	210,000	211,505
Vistra Operations 144A
3.55% 7/15/24 #	105,000	110,935
WEC Energy Group
0.80% 3/15/24	140,000	140,375
		1,655,908
Energy — 4.65%
Apache 4.625%
11/15/25	42,000	45,479
Devon Energy 144A
5.25% 9/15/24 #	39,000	43,472
Enbridge 0.435% (SOFR
+ 0.40%) 2/17/23 ●	85,000	85,192
Exxon Mobil 2.019%
8/16/24	130,000	135,307
MPLX 4.875% 12/1/24	135,000	151,223
Murphy Oil 5.75%
8/15/25	57,000	58,568
NuStar Logistics 5.75%
10/1/25	73,000	79,608
Occidental Petroleum
5.50% 12/1/25	58,000	64,272
ONEOK 7.50% 9/1/23	115,000	129,622
Pioneer Natural
Resources 0.55%
5/15/23	100,000	100,133
Sabine Pass Liquefaction
5.75% 5/15/24	110,000	123,504

5

Schedule of investments
Delaware VIP® Trust — Delaware VIP Limited Duration Bond Series

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Schlumberger Holdings
144A 3.75%
5/1/24 #	145,000	$156,154
Southwestern Energy
6.45% 1/23/25	69,000	76,525
Western Midstream
Operating 4.35%
2/1/25	32,000	33,854
		1,282,913
Finance Companies — 3.11%
AerCap Ireland Capital
DAC 3.15% 2/15/24	150,000	157,537
Air Lease
2.875% 1/15/26	15,000	15,772
3.00% 9/15/23	80,000	83,659
Aviation Capital Group
144A 1.95%
1/30/26 #	40,000	40,030
144A 2.875%
1/20/22 #	130,000	131,338
144A 4.375%
1/30/24 #	10,000	10,731
Avolon Holdings
Funding 144A 3.95%
7/1/24 #	120,000	128,046
DAE Funding 144A
4.50% 8/1/22 #	80,000	80,359
DAE Sukuk DIFC 144A
3.75% 2/15/26 #	200,000	212,216
		859,688
Insurance — 2.41%
Athene Global Funding
144A 1.00%
4/16/24 #	125,000	125,420
Brighthouse Financial
Global Funding
144A 0.779% (SOFR
+ 0.76%) 4/12/24 #,
●	85,000	85,653
144A 1.00%
4/12/24 #	85,000	85,201
Equitable Holdings
3.90% 4/20/23	61,000	64,518
GA Global Funding Trust
144A 1.00%
4/8/24 #	200,000	200,522
USI 144A 6.875%
5/1/25 #	103,000	104,598
		665,912
Technology — 3.17%
Global Payments 2.65%
2/15/25	100,000	105,448
International Business
Machines 3.00%
5/15/24	100,000	106,617
Microchip Technology
144A 0.983%
9/1/24 #	120,000	119,486
4.333% 6/1/23	55,000	58,674
NXP
144A 2.70%
5/1/25 #	5,000	5,278
144A 4.875%
3/1/24 #	165,000	181,739
PayPal Holdings 1.35%
6/1/23	145,000	147,619
Skyworks Solutions
0.90% 6/1/23	150,000	150,469
		875,330
Transportation — 3.94%
Delta Air Lines
144A 7.00%
5/1/25 #	144,000	168,145
7.375% 1/15/26	42,000	49,313
Heathrow Funding 144A
4.875% 7/15/23 #	691,000	692,012
Spirit Loyalty Cayman
144A 8.00%
9/20/25 #	24,000	27,192
Triton Container
International 144A
1.15% 6/7/24 #	140,000	139,763
United Airlines 144A
4.375% 4/15/26 #	10,000	10,365
		1,086,790
Total Corporate Bonds
(cost $13,162,673)		13,451,011

Non-Agency Asset-Backed Securities — 6.02%
CarMax Auto Owner
Trust
Series 2018-2 B
3.37% 10/16/23	150,000	153,761
Hyundai Auto Lease
Securitization Trust
Series 2021-A B 144A
0.61% 10/15/25 #	900,000	901,463
John Deere Owner Trust
Series 2019-A A3
2.91% 7/17/23	96,781	97,899

6

	Principal
	amount°	Value (US $)
Non-Agency Asset-Backed Securities (continued)
JPMorgan Chase Bank
Series 2020-2 B 144A
0.84% 2/25/28 #	204,182	$204,456
Tesla Auto Lease Trust
Series 2021-A B 144A
1.02% 3/20/25 #	235,000	236,154
Verizon Owner Trust
Series 2018-A A1A
3.23% 4/20/23	67,775	68,242
Total Non-Agency Asset-Backed Securities
(cost $1,653,811)		1,661,975

US Treasury Obligations — 24.23%
US Treasury Notes
0.125% 6/30/23	3,240,000	3,232,343
0.25% 6/15/24	3,480,000	3,458,929
Total US Treasury Obligations
(cost $6,702,149)		6,691,272

	Number of
	shares
Short-Term Investments — 3.06%
Money Market Mutual Funds — 3.06%
BlackRock FedFund –
Institutional Shares
(seven-day effective
yield 0.03%)	211,002	211,002
Fidelity Investments
Money Market
Government Portfolio
– Class I (seven-day
effective yield 0.01%)	211,002	211,002
GS Financial Square
Government Fund –
Institutional Shares
(seven-day effective
yield 0.02%)	211,002	211,002
Morgan Stanley
Government Portfolio
– Institutional Share
Class (seven-day
effective yield 0.00%)	211,002	211,002
Total Short-Term Investments
(cost $844,008)		844,008
Total Value of
Securities—99.57%
(cost $27,175,102)		$27,490,733

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2021, the aggregate value of Rule 144A securities was $8,568,617, which represents 31.04% of the Series’ net assets. See Note 8 in “Notes to financial statements.”

●

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2021. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.

7

Schedule of investments
Delaware VIP® Trust — Delaware VIP Limited Duration Bond Series

The following futures contracts were outstanding at June 30, 2021:1

Futures Contracts Exchange-Traded

Variation
Margin
			Notional		Value/	Due from
		Notional	Cost	Expiration	Unrealized	(Due to)
Contracts to Buy (Sell)		Amount	(Proceeds)	Date	Appreciation	Brokers
(5)	US Treasury 5 yr Notes	$(617,148)	$(618,574)	9/30/21	$1,426	$(313)

The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional amount presented above represents the Series’ total exposure in such contracts, whereas only the variation margin is reflected in the Series’ net assets.

[1]	See Note 6 in “Notes to financial statements.”

Summary of abbreviations:
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
DIFC – Dubai International Financial Centre
GS – Goldman Sachs
ICE – Intercontinental Exchange, Inc.
LIBOR – London interbank offered rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
SOFR – Secured Overnight Financing Rate
USD – US Dollar
yr – Year

See accompanying notes, which are an integral part of the financial statements.

8

Statement of assets and liabilities
Delaware VIP® Trust — Delaware VIP Limited Duration Bond Series

June 30, 2021 (Unaudited)

Assets:
Investments, at value*	$27,490,733
Cash	5,601
Cash collateral due from brokers	4,400
Foreign currencies, at valueΔ	242
Dividends and interest receivable	126,031
Receivable for securities sold	78,120
Receivable for series shares sold	565
Receivable from investment manager	179
Other assets	1,435
Total Assets	27,707,306
Liabilities:
Payable for series shares redeemed	33,686
Audit and tax fees payable	25,125
Accounting and administration fees payable to non-affiliates	14,601
Reports and statements to shareholders expenses payable to non-affiliates	14,369
Pricing fees payable	7,202
Other accrued expenses	2,051
Accounting and administration expenses payable to affiliates	408
Variation margin due to broker on futures contracts	313
Dividend disbursing and transfer agent fees and expenses payable to affiliates	171
Trustees’ fees and expenses payable to affiliates	94
Legal fees payable to affiliates	88
Reports and statements to shareholders expenses payable to affiliates	22
Total Liabilities	98,130
Total Net Assets	$27,609,176

Net Assets Consist of:
Paid-in capital	$29,267,480
Total distributable earnings (loss)	(1,658,304)
Total Net Assets	$27,609,176

Net Asset Value
Standard Class:
Net assets	$27,609,176
Shares of beneficial interest outstanding, unlimited authorization, no par	2,899,230
Net asset value per share	$9.52
____________________
* Investments, at cost	$27,175,102
Δ Foreign currencies, at cost	244

See accompanying notes, which are an integral part of the financial statements.

9

Statement of operations
Delaware VIP® Trust — Delaware VIP Limited Duration Bond Series

Six months ended June 30, 2021 (Unaudited)

Investment Income:
Interest	$227,403
Dividends	123
227,526

Expenses:
Management fees	69,932
Audit and tax fees	25,646
Accounting and administration expenses	21,570
Reports and statements to shareholders expenses	9,618
Custodian fees	1,475
Dividend disbursing and transfer agent fees and expenses	1,157
Legal fees	911
Trustees’ fees and expenses	585
Registration fees	25
Other	8,477
139,396
Less expenses waived	(44,850)
Total operating expenses	94,546
Net Investment Income	132,980
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	89,047
Foreign currencies	6,463
Foreign currency exchange contracts	1,256
Futures contracts	(844)
Net realized gain	95,922
Net change in unrealized appreciation (depreciation) of:
Investments	(274,116)
Foreign currencies	(2)
Foreign currency exchange contracts	4,510
Futures contracts	1,426
Net change in unrealized appreciation (depreciation)	(268,182)
Net Realized and Unrealized Loss	(172,260)
Net Decrease in Net Assets Resulting from Operations	$(39,280)

See accompanying notes, which are an integral part of the financial statements.

10

Statements of changes in net assets
Delaware VIP® Trust — Delaware VIP Limited Duration Bond Series

	Six months
	ended
	6/30/21	Year ended
	(Unaudited)	12/31/20
Increase (Decrease) in Net Assets from Operations:
Net investment income	$132,980	$375,843
Net realized gain	95,922	282,329
Net change in unrealized appreciation (depreciation)	(268,182)	460,824
Net increase (decrease) in net assets resulting from operations	(39,280)	1,118,996

Dividends and Distributions to Shareholders from:
Distributable earnings:
Standard Class	(589,680)	(841,238)

Capital Share Transactions:
Proceeds from shares sold:
Standard Class	1,312,511	3,522,260

Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	589,680	841,238
	1,902,191	4,363,498
Cost of shares redeemed:
Standard Class	(2,600,036)	(7,417,491)
Decrease in net assets derived from capital share transactions	(697,845)	(3,053,993)
Net Decrease in Net Assets	(1,326,805)	(2,776,235)

Net Assets:
Beginning of period	28,935,981	31,712,216
End of period	$27,609,176	$28,935,981

See accompanying notes, which are an integral part of the financial statements.

11

Financial highlights
Delaware VIP® Limited Duration Bond Series Standard Class

Selected data for each share of the Series outstanding throughout each period were as follows:

	Six months
	ended
	6/30/21[1]	Year ended
	(Unaudited)	12/31/20	12/31/19[2]	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$9.74	$9.66	$9.34	$9.61	$9.66	$9.69

Income (loss) from investment operations
Net investment income (loss)[3]	0.05	0.12	0.21	0.05	0.10	(0.03)
Net realized and unrealized gain (loss)	(0.06)	0.24	0.17	(0.07)	0.02	0.09
Total from investment operations	(0.01)	0.36	0.38	(0.02)	0.12	0.06

Less dividends and distributions from:
Net investment income	(0.21)	(0.28)	(0.06)	(0.25)	(0.17)	(0.09)
Total dividends and distributions	(0.21)	(0.28)	(0.06)	(0.25)	(0.17)	(0.09)

Net asset value, end of period	$9.52	$9.74	$9.66	$9.34	$9.61	$9.66
Total return[4]	(0.15% )	3.79%	4.09%	(0.22% )	1.26%	0.64%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$27,609	$28,936	$31,712	$33,522	$7,220	$7,837
Ratio of expenses to average net assets[5]	0.68%	0.75%	0.86%	1.15%	1.01%	1.06%
Ratio of expenses to average net assets prior to
fees waived[5]	1.00%	1.03%	1.10%	1.30%	1.16%	1.21%
Ratio of net investment income (loss) to average
net assets	0.95%	1.25%	2.15%	0.49%	1.09%	(0.34% )
Ratio of net investment income (loss) to average
net assets prior to fees waived	0.63%	0.97%	1.91%	0.34%	0.94%	(0.49% )
Portfolio turnover	113%	126%	108%	268%	82%	78%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	On October 4, 2019, the First Investors Life Series Limited Duration Bond Fund shares were reorganized into Standard Class shares of the Series. See “Notes to financial statements.” The Standard Class shares financial highlights for the period prior to October 4, 2019, reflect the performance of the First Investors Life Series Limited Duration Bond Fund shares.
[3]	The average shares outstanding have been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Series invests.

See accompanying notes, which are an integral part of the financial statements.

12

Notes to financial statements
Delaware VIP® Trust — Delaware VIP Limited Duration Bond Series

June 30, 2021 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust. The Trust consists of 12 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940, as amended (1940 Act). These financial statements and the related notes pertain to Delaware VIP Limited Duration Bond Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the 1940 Act and offers Standard Class shares. The Standard Class shares do not carry a distribution and service (12b-1) fee. The shares of the Series are sold only to separate accounts of life insurance companies.

Before the Series commenced operations, on October 4, 2019, all of the assets and liabilities of the First Investors Life Series Limited Duration Bond Fund, its Predecessor Series were transferred to the Series in a tax-free reorganization as set forth in an agreement and plan of reorganization (the Foresters Reorganization) between the Trust, on behalf of the Series, and Foresters Investment Management Company, Inc. (FIMCO), on behalf of the Predecessor Series. As a result of the Foresters Reorganization, the Series assumed the performance and accounting history of the Predecessor Series. Financial information included for the dates prior to the Foresters Reorganization is that of the Predecessor Series.

On December 2, 2020, Waddell & Reed Financial, Inc., the parent company of Ivy Investment Management Company, the investment adviser of the Ivy Funds Complex (the Ivy Funds), and Macquarie Management Holdings, Inc., the US holding company for Macquarie Group Limited’s US asset management business (Macquarie), announced that they had entered into an agreement whereby Macquarie would acquire the investment management business of Waddell & Reed Financial, Inc. (the “Transaction”). The Transaction closed on April 30, 2021. The Ivy Funds, as part of Delaware Funds® by Macquarie, are now managed by Delaware Management Company (DMC) and distributed by Delaware Distributors, L.P. (DDLP).

1. Significant Accounting Policies

The Series follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Series.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations (CMOs), commercial mortgage securities, and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and the ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Open-end investment companies are valued at their published net asset value (NAV). Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken or expected to be taken on the Series’ federal income tax returns through the six months ended June 30, 2021 and for all open tax years (years ended December 31, 2017–December 31, 2020), and has concluded that no provision for federal income tax is required in the Series’ financial statements. In regard to foreign taxes only, the Series has open tax years in certain foreign countries in which it invests that may date back to the inception of the Series. If applicable, the Series recognizes interest accrued on

(continues)	13

Notes to financial statements
Delaware VIP® Trust — Delaware VIP Limited Duration Bond Series

1. Significant Accounting Policies (continued)

unrecognized tax benefits in interest expense and penalties in “Other” on the “Statement of operations.” During the six months ended June 30, 2021, the Series did not incur any interest or tax penalties.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Series’ prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series generally does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. These gains and losses are included on the “Statement of operations” under “Net realized gain (loss) on investments.” The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. The Series may pay foreign capital gains taxes on certain foreign securities held, which are reported as components of realized losses for financial reporting purposes, whereas such components are treated as ordinary loss for federal income tax purposes. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Series receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statement of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” There were no such earnings credits for the six months ended June 30, 2021.

The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended June 30, 2021, the Series earned less than $1 under this arrangement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Series pays DMC, a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.50% on the first $500 million of average daily net assets of the Series, 0.475% on the next $500 million, 0.45% on the next $1.5 billion, and 0.425% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual series operating expenses from exceeding 0.53% of the Series’ average daily net assets from April 30, 2021

14

through June 30, 2021.* Prior to April 30, 2021, the expense waiver was 0.75% of the Series’ average daily net assets. These waivers and reimbursements may be terminated only by agreement of DMC and the Series. The waivers and reimbursements are accrued daily and received monthly.

DMC may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Europe Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Global Limited (together, the “Affiliated Sub-Advisors”). The Manager may also permit these Affiliated Sub-Advisors to execute Series security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize an Affiliated Sub-Advisor’s specialized market knowledge. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Series, pays each Affiliated Sub-Advisor a portion of its investment management fee.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Series. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended June 30, 2021, the Series was charged $2,458 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Series. For these services, DIFSC’s fees are calculated daily and paid monthly, at the annual rate of 0.0075% of the Series’ average daily net assets. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended June 30, 2021, the Series was charged $1,049 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are paid by the Series and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

As provided in the investment management agreement, the Series bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Series. For the six months ended June 30, 2021, the Series was charged $552 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

In addition to the management fees and other expenses of the Series, the Series indirectly bears the investment management fees and other expenses of the investment companies (Underlying Funds) in which it invests. The amount of these fees and expenses incurred indirectly by the Series will vary based upon the expense and fee levels of the Underlying Funds and the number of shares that are owned of the Underlying Funds at different times.

____________________

*The aggregate contractual waiver period covering this report is from October 4, 2019 through April 30, 2022.

3. Investments

For the six months ended June 30, 2021, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than US government securities	$6,679,659
Purchases of US government securities	24,362,348
Sales other than US government securities	7,208,869
Sales of US government securities	24,472,711

(continues)	15

Notes to financial statements
Delaware VIP® Trust — Delaware VIP Limited Duration Bond Series

3. Investments (continued)

At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments and derivatives for the Series were as follows:

Cost of investments and derivatives	$27,314,422
Aggregate unrealized appreciation of investments and derivatives	$242,852
Aggregate unrealized depreciation of investments and derivatives	(65,115)
Net unrealized appreciation of investments and derivatives	$177,737

At December 31, 2020, capital loss carryforwards available to offset future realized capital gains were as follows:

Loss carryforward character
Short-term	Long-term	Total
$1,017,848	$1,066,084	$2,083,932

US GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 –	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

16

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2021:

	Level 1	Level 2	Level 3	Total
Securities
Assets:
Agency Collateralized Mortgage
Obligations[1]	$—	$556,277	$100,110	$656,387
Agency Mortgage-Backed
Securities	—	2,083,047	—	2,083,047
Collateralized Debt Obligations	—	2,103,033	—	2,103,033
Corporate Bonds	—	13,451,011	—	13,451,011
Non-Agency Asset-Backed
Securities	—	1,661,975	—	1,661,975
US Treasury Obligations	—	6,691,272	—	6,691,272
Short-Term Investments	844,008	—	—	844,008
Total Value of Securities	$844,008	$26,546,615	$100,110	$27,490,733

Derivatives[2]
Assets:
Futures Contracts	$1,426	$—	$—	$1,426

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs or matrix-priced investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Level 3	Total
Agency Collateralized Mortgage Obligations	—	84.75%	15.25%	100.00%

2Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

During the six months ended June 30, 2021, there were no transfers into or out of Level 3 investments. The Series’ policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Series’ net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to the Series’ net assets at the beginning, interim, or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Series’ net assets at the end of the period.

(continues)                    17

Notes to financial statements
Delaware VIP® Trust — Delaware VIP Limited Duration Bond Series

4. Capital Shares

Transactions in capital shares were as follows:

	Six months
	ended	Year ended
	6/30/21	12/31/20
Shares sold:
Standard Class	135,859	364,350
Shares issued upon reinvestment of dividends and distributions:
Standard Class	62,006	88,551
	197,865	452,901
Shares redeemed:
Standard Class	(269,144)	(766,105)
Net decrease	(71,279)	(313,204)

5. Line of Credit

The Series, along with certain other funds in the Delaware Funds (Participants), is a participant in a $225,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15% with the addition of an upfront fee of 0.05%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expires on November 1, 2021.

The Series had no amounts outstanding as of June 30, 2021, or at any time during the period then ended.

6. Derivatives

US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts

The Series may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the US dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Series may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Series’ maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty. No foreign currency exchange contracts and foreign cross currency exchange contracts were outstanding at June 30, 2021.

18

During the six months ended June 30, 2021, the Series entered into foreign currency exchange contracts and foreign cross currency exchange contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies to increase/decrease exposure to foreign currencies.

During the six months ended June 30, 2021, the Series experienced net realized and unrealized gains or losses attributable to foreign currency holdings, which are disclosed on the “Statement of assets and liabilities” and “Statement of operations.”

Futures Contracts

A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Series may use futures contracts in the normal course of pursuing its investment objective. The Series may invest in futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions. Upon entering into a futures contract, the Series deposits cash or pledges US government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Series because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. At June 30, 2021, the Series posted $4,400 in cash as collateral for open futures contracts, which is included in “Cash collateral due from brokers” on the “Statement of assets and liabilities.”

During the six months ended June 30, 2021, the Series entered into futures contracts to hedge the Series’ existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.

Asset
Derivatives Fair
Value
Interest
Statement of Assets and	Rate
Liabilities Location	Contracts
Variation margin due from broker on futures contracts	$1,426

*Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2021. Only current day variation margin is reported on the “Statement of assets and liabilities.”

The effect of derivative instruments on the “Statement of operations” for the six months ended June 30, 2021 was as follows:

	Net Realized Gain (Loss) on:
	Foreign
	Currency
	Exchange	Futures
	Contracts	Contracts	Total
Currency
contracts	$1,256	$—	$1,256
Interest rate
contracts	—	(844)	(844)
Total	$1,256	$(844)	$412

(continues)                    19

Notes to financial statements
Delaware VIP® Trust — Delaware VIP Limited Duration Bond Series

6. Derivatives (continued)

	Net Change in Unrealized
	Appreciation (Depreciation) of:
	Foreign
	Currency
	Exchange	Futures
	Contracts	Contracts	Total
Currency
contracts	$4,510	$—	$4,510
Interest rate
contracts	—	1,426	1,426
Total	$4,510	$1,426	$5,936

The table below summarizes the average balance of derivative holdings by the Series during the six months ended June 30, 2021:

	Long Derivative	Short Derivative
	Volume	Volume
Foreign currency exchange contracts (average notional value)	$—	$53,327
Futures contracts (average notional value)	—	249,750

7. Securities Lending

The Series, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each series of the Trust is generally invested in a series of individual separate accounts, each corresponding to a series. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. A series can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent, and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Series may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Series’ cash collateral account may be less than the amount the Series would be required to return to the borrowers of the securities and the Series would be required to make up for this shortfall.

During the six months ended June 30, 2021, the Series had no securities out on loan.

8. Credit and Market Risk

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations and individual issuers, all of which may negatively impact the Series’ performance.

When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.

IBOR is the risk that changes related to the use of the London interbank offered rate (LIBOR) and other interbank offered rate (collectively, IBORs ) could have adverse impacts on financial instruments that reference LIBOR (or corresponding IBOR). The abandonment of LIBOR could affect the value and liquidity of instruments that reference LIBOR. The use of alternative reference rate products may impact investment strategy performance. These risks may also apply with respect to changes in connection with other IBORs, such as the euro overnight index average (EONIA), which are also the subject of recent reform.

The Series invests in bank loans and other securities that may subject it to direct indebtedness risk, the risk that the Series will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Series more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated.

Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Series may involve revolving credit facilities or other standby financing commitments that obligate the Series to pay additional cash on a certain date or on demand. These commitments may require the Series to increase its investment in a company at a time when the Series might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Series is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments. When a loan agreement is purchased, the Series may pay an assignment fee. On an ongoing basis, the Series may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by a borrower. Prepayment penalty, facility, commitment, consent, and amendment fees are recorded to income as earned or paid.

As the Series may be required to rely upon another lending institution to collect and pass on to the Series amounts payable with respect to the loan and to enforce the Series’ rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Series from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Series.

Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the US. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate

(continues)                    21

Notes to financial statements
Delaware VIP® Trust — Delaware VIP Limited Duration Bond Series

8. Credit and Market Risk (continued)

market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

The Series invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are CMOs. CMOs are debt securities issued by US government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Series’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Series may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Series invests in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC and lower than Baa3 by Moody’s Investors Service, Inc. or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedule of investments.”

9. Contractual Obligations

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

10. Recent Accounting Pronouncements

In March 2020, FASB issued an Accounting Standards Update (ASU), ASU 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. As of the financial reporting period, Management is evaluating the impact of applying this ASU.

11. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2021, that would require recognition or disclosure in the Series’ financial statements.

Other Series information (Unaudited)
Delaware VIP® Limited Duration Bond Series

Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.

The Series has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Board has designated the Division Director of the US Operational Risk Group of Macquarie Asset Management as the Program Administrator for each Series in the Trust.

As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of the Series’ liquidity risk; (2) classification of each of the Series’ portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Series’ net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Series’ acquisition of Illiquid investments if, immediately after the acquisition, the Series would hold more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Series’ holdings of Illiquid assets exceed 15% of the Series’ net assets. Series with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

In assessing and managing the Series’ liquidity risk, the Program Administrator considers, as relevant, a variety of factors, including: (1) the Series’ investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Series during both normal and reasonably foreseeable stressed conditions; and (3) the Series’ holdings of cash and cash equivalents and any borrowing arrangements. Classification of the Series’ portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or to sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. The Series primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.

At a meeting of the Board held on May 25-27, 2021, the Program Administrator provided a written report to the Board addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from April 1, 2020 through March 31, 2021. The report concluded that the Program is appropriately designed and effectively implemented and that it meets the requirements of Rule 22e-4 and the Series’ liquidity needs. The Series’ HLIM is set at an appropriate level and the Series complied with its HLIM at all times during the reporting period.

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Series’ Forms N-PORT, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Series’ most recent Form N-PORT are available without charge on the Series’ website at delawarefunds.com/vip/literature. The Series’ Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

(1737423)
SA-VIPLDB-821

Semiannual report

Delaware VIP® Trust

Delaware VIP Opportunity Series

June 30, 2021

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. Macquarie Investment Management (MIM) is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise.

The Series is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of June 30, 2021, and subject to change for events occurring after such date.

The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

The Series is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

This material may be used in conjunction with the offering of shares in Delaware VIP® Opportunity Series only if preceded or accompanied by the Series’ current prospectus or the summary prospectus.

© 2021 Macquarie Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Series expenses
For the six-month period from January 1, 2021 to June 30, 2021 (Unaudited)

The investment objective of the Series is to seek long-term capital growth.

As a shareholder of the Series, you incur ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from January 1, 2021 to June 30, 2021.

Actual expenses

The first section of the table shown, “Actual Series return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ expenses shown in the table reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

Expense analysis of an investment of $1,000

				Expenses
				Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/21 to
	1/1/21	6/30/21	Ratio	6/30/21*
Actual Series return†
Standard Class	$1,000.00	$1,163.30	0.83%	$4.45
Hypothetical 5% return (5% return before expenses)
Standard Class	$1,000.00	$1,020.68	0.83%	$4.16

*“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

†Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Series’ expenses reflected above, the Series also indirectly bears its portion of the fees and expenses of the investment companies (Underlying Funds) in which it invests. The table above does not reflect the expenses of the Underlying Funds.

1

Security type / sector allocation and top 10 equity holdings
Delaware VIP® Trust — Delaware VIP Opportunity Series

As of June 30, 2021 (Unaudited)

Sector designations may be different from the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications.

Percentage
Security type / sector	of net assets
Common Stock	99.91%
Basic Materials	7.74%
Business Services	3.93%
Capital Goods	12.26%
Consumer Discretionary	6.59%
Consumer Services	3.73%
Consumer Staples	3.16%
Credit Cyclicals	2.76%
Energy	2.80%
Financial Services	15.21%
Healthcare	14.03%
Media	1.24%
Real Estate Investment Trusts	6.41%
Technology	15.79%
Transportation	1.65%
Utilities	2.61%
Short-Term Investments	0.22%
Total Value of Securities	100.13%
Liabilities Net of Receivables and Other
Assets	(0.13% )
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 equity holdings	of net assets
Diamondback Energy	2.11%
Bio-Techne	1.46%
PTC	1.36%
Reliance Steel & Aluminum	1.33%
East West Bancorp	1.24%
Quanta Services	1.23%
American Eagle Outfitters	1.22%
Catalent	1.20%
ExlService Holdings	1.17%
Minerals Technologies	1.16%

2

Schedule of investments
Delaware VIP® Trust — Delaware VIP Opportunity Series

June 30, 2021 (Unaudited)

	Number of
	shares	Value (US $)
Common Stock — 99.91%
Basic Materials — 7.74%
Balchem	3,464	$454,685
Boise Cascade	9,897	577,490
Huntsman	40,389	1,071,116
Kaiser Aluminum	8,721	1,076,956
Minerals Technologies	13,710	1,078,566
Neenah	15,634	784,358
Reliance Steel &
Aluminum	8,168	1,232,551
Worthington Industries	14,784	904,485
		7,180,207
Business Services — 3.93%
ABM Industries	12,206	541,336
Aramark	21,291	793,090
ASGN †	8,477	821,675
Casella Waste Systems
Class A †	4,884	309,792
US Ecology †	13,146	493,238
WillScot Mobile Mini
Holdings †	24,778	690,563
		3,649,694
Capital Goods — 12.26%
Ameresco Class A †	6,226	390,495
Barnes Group	7,331	375,714
BWX Technologies	10,235	594,858
Carlisle	2,031	388,693
Columbus McKinnon	4,879	235,363
ESCO Technologies	5,157	483,778
Federal Signal	9,137	367,581
Gates Industrial †	19,624	354,606
Generac Holdings †	952	395,223
Graco	7,614	576,380
Jacobs Engineering
Group	6,852	914,194
Kadant	2,768	487,417
KBR	12,499	476,837
Lincoln Electric Holdings	4,702	619,300
MasTec †	6,079	644,982
Oshkosh	6,543	815,519
Quanta Services	12,564	1,137,921
Rexnord	16,081	804,693
Tetra Tech	3,116	380,277
WESCO International †	3,509	360,795
Woodward	4,654	571,884
		11,376,510
Consumer Discretionary — 6.59%
American Eagle
Outfitters	30,295	1,136,971
At Home Group †	10,732	395,367
BJ’s Wholesale Club
Holdings †	8,515	405,144
Dick’s Sporting Goods	9,959	997,792
Five Below †	5,221	1,009,063
Malibu Boats Class A †	12,820	940,091
Sonic Automotive
Class A	3,506	156,858
Steven Madden	24,622	1,077,459
		6,118,745
Consumer Services — 3.73%
Allegiant Travel †	3,148	610,712
Brinker International †	10,155	628,087
Chuy’s Holdings †	8,759	326,360
Jack in the Box	6,065	675,884
Texas Roadhouse †	6,317	607,695
Wendy’s	26,204	613,698
		3,462,436
Consumer Staples — 3.16%
Casey’s General Stores	5,016	976,314
Helen of Troy †	1,907	435,025
J & J Snack Foods	5,164	900,653
YETI Holdings †	6,739	618,775
		2,930,767
Credit Cyclicals — 2.76%
BorgWarner	14,788	717,809
KB Home	9,613	391,441
La-Z-Boy	9,767	361,770
Taylor Morrison Home †	13,538	357,674
Toll Brothers	12,632	730,256
		2,558,950
Energy — 2.80%
Diamondback Energy	20,820	1,954,790
Patterson-UTI Energy	7,279	72,353
PDC Energy †	12,435	569,399
		2,596,542
Financial Services — 15.21%
Axis Capital Holdings	13,624	667,712
Comerica	7,197	513,434
East West Bancorp	15,997	1,146,825
Essent Group	16,135	725,268
First Financial Bancorp	30,239	714,548
Great Western Bancorp	16,486	540,576
Hamilton Lane Class A	4,085	372,225
Independent Bank
Group	8,400	621,432
Kemper	8,856	654,458
NMI Holdings Class A †	19,554	439,574

3

Schedule of investments
Delaware VIP® Trust — Delaware VIP Opportunity Series

	Number of
	shares	Value (US $)
Common Stock (continued)
Financial Services (continued)
Primerica	5,002	$766,006
Reinsurance Group of
America	5,648	643,872
Selective Insurance
Group	9,454	767,192
South State	8,806	719,979
Sterling Bancorp	27,296	676,668
Stifel Financial	14,351	930,806
Umpqua Holdings	40,804	752,834
Valley National Bancorp	47,242	634,460
Webster Financial	17,050	909,447
Western Alliance
Bancorp	2,459	228,318
WSFS Financial	14,746	687,016
		14,112,650
Healthcare — 14.03%
Agios Pharmaceuticals †	11,105	611,997
Amicus Therapeutics †	41,528	400,330
Biohaven
Pharmaceutical
Holding †	3,040	295,123
Bio-Techne	3,013	1,356,633
Blueprint Medicines †	8,539	751,091
Catalent †	10,345	1,118,501
Encompass Health	10,709	835,623
Exact Sciences †	2,756	342,598
Halozyme Therapeutics †	16,255	738,140
ICON †	3,877	801,415
Insmed †	15,109	430,002
Inspire Medical
Systems †	700	135,282
Intercept
Pharmaceuticals †	6,932	138,432
Ligand
Pharmaceuticals †	5,905	774,677
Natera †	7,446	845,344
Neurocrine Biosciences †	8,067	785,081
Quidel †	3,249	416,262
Repligen †	4,850	968,157
Supernus
Pharmaceuticals †	16,725	514,963
Ultragenyx
Pharmaceutical †	7,918	754,981
		13,014,632
Media — 1.24%
Cinemark Holdings †	19,072	418,631
Interpublic Group of
Companies	22,635	735,411
		1,154,042
Real Estate Investment Trusts — 6.41%
American Assets Trust	8,999	335,573
Brixmor Property Group	30,058	688,028
Camden Property Trust	6,227	826,136
Cousins Properties	19,832	729,421
DiamondRock
Hospitality †	25,883	251,065
First Industrial Realty
Trust	13,087	683,534
Kite Realty Group Trust	24,024	528,768
Lexington Realty Trust	35,480	423,986
Life Storage	5,506	591,069
Pebblebrook Hotel Trust	14,620	344,301
Physicians Realty Trust	29,594	546,601
		5,948,482
Technology — 15.79%
Blackline †	2,533	281,847
Box Class A †	10,088	257,748
Brooks Automation	7,067	673,344
Bumble Class A †	74	4,262
Chegg †	6,465	537,306
ExlService Holdings †	10,185	1,082,258
Guidewire Software †	4,025	453,698
Ichor Holdings †	4,627	248,933
II-VI †	11,752	853,078
J2 Global †	6,311	868,078
LendingTree †	2,341	496,011
MACOM Technology
Solutions Holdings †	9,574	613,502
MaxLinear †	19,824	842,322
Medallia †	13,844	467,235
NETGEAR †	11,026	422,516
Paycom Software †	518	188,278
Proofpoint †	4,453	773,753
PTC †	8,964	1,266,255
Rapid7 †	6,574	622,098
Semtech †	7,966	548,061
Silicon Laboratories †	1,779	272,632
Sprout Social Class A †	3,107	277,828
SS&C Technologies
Holdings	5,717	411,967
Tyler Technologies †	408	184,567
Upwork †	4,187	244,060
Varonis Systems †	4,471	257,619
WNS Holdings ADR †	12,060	963,232

4

	Number of
	shares	Value (US $)
Common Stock (continued)
Technology (continued)
Yelp †	13,515	$540,059
		14,652,547
Transportation — 1.65%
Knight-Swift
Transportation
Holdings	22,219	1,010,076
Werner Enterprises	11,622	517,411
		1,527,487
Utilities — 2.61%
Black Hills	7,959	522,349
NorthWestern	9,573	576,486
South Jersey Industries	23,778	616,563
Spire	9,758	705,211
		2,420,609
Total Common Stock
(cost $68,641,201)		92,704,300

Short-Term Investments — 0.22%
Money Market Mutual Funds — 0.22%
BlackRock FedFund –
Institutional Shares
(seven-day effective
yield 0.03%)	52,006	52,006
Fidelity Investments
Money Market
Government Portfolio
– Class I (seven-day
effective yield 0.01%)	52,008	52,008
GS Financial Square
Government Fund –
Institutional Shares
(seven-day effective
yield 0.02%)	52,008	52,008
Morgan Stanley
Government Portfolio
– Institutional Share
Class (seven-day
effective yield 0.00%)	52,008	52,008
Total Short-Term Investments
(cost $208,030)		208,030
Total Value of
Securities—100.13%
(cost $68,849,231)		$92,912,330

†	Non-income producing security.

Summary of abbreviations:

ADR – American Depositary Receipt
GS – Goldman Sachs

See accompanying notes, which are an integral part of the financial statements.

5

Statement of assets and liabilities
Delaware VIP® Trust — Delaware VIP Opportunity Series

June 30, 2021 (Unaudited)

Assets:
Investments, at value*	$92,912,330
Dividends receivable	58,304
Receivable for series shares sold	767
Other assets	2,115
Total Assets	92,973,516
Liabilities:
Investment management fees payable to affiliates	54,567
Payable for securities purchased	44,843
Payable for series shares redeemed	33,031
Accounting and administration fees payable to non-affiliates	18,330
Audit and tax fees payable	15,350
Reports and statements to shareholders expenses payable to non-affiliates	11,926
Other accrued expenses	6,007
Accounting and administration expenses payable to affiliates	597
Dividend disbursing and transfer agent fees and expenses payable to affiliates	576
Trustees’ fees and expenses payable to affiliates	316
Legal fees payable to affiliates	297
Reports and statements to shareholders expenses payable to affiliates	74
Total Liabilities	185,914
Total Net Assets	$92,787,602

Net Assets Consist of:
Paid-in capital	$65,166,137
Total distributable earnings (loss)	27,621,465
Total Net Assets	$92,787,602

Net Asset Value
Standard Class:
Net assets	$92,787,602
Shares of beneficial interest outstanding, unlimited authorization, no par	4,794,833
Net asset value per share	$19.35
____________________
*Investments, at cost	$68,849,231

See accompanying notes, which are an integral part of the financial statements.

6

Statement of operations
Delaware VIP® Trust — Delaware VIP Opportunity Series

Six months ended June 30, 2021 (Unaudited)

Investment Income:
Dividends	$316,480

Expenses:
Management fees	344,016
Accounting and administration expenses	26,563
Audit and tax fees	15,899
Reports and statements to shareholders expenses	7,335
Dividend disbursing and transfer agent fees and expenses	3,766
Custodian fees	3,210
Legal fees	2,701
Trustees’ fees and expenses	1,848
Other	2,179
407,517
Less expenses waived	(27,551)
Total operating expenses	379,966
Net Investment Loss	(63,486)
Net Realized and Unrealized Gain:
Net realized gain on investments	3,726,742
Net change in unrealized appreciation (depreciation) of investments	10,027,735
Net Realized and Unrealized Gain	13,754,477
Net Increase in Net Assets Resulting from Operations	$13,690,991

See accompanying notes, which are an integral part of the financial statements.

7

Statements of changes in net assets
Delaware VIP® Trust — Delaware VIP Opportunity Series

	Six months
	ended
	6/30/21	Year ended
	(Unaudited)	12/31/20
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(63,486)	$1,099,701
Net realized gain	3,726,742	1,404,183
Net change in unrealized appreciation (depreciation)	10,027,735	6,145,419
Net increase in net assets resulting from operations	13,690,991	8,649,303

Dividends and Distributions to Shareholders from:
Distributable earnings:
Standard Class	(2,573,261)	(12,579,339)

Capital Share Transactions:
Proceeds from shares sold:
Standard Class	1,192,922	4,765,458

Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	2,573,261	12,579,339
	3,766,183	17,344,797
Cost of shares redeemed:
Standard Class	(7,772,582)	(10,079,917)
Increase (decrease) in net assets derived from capital share transactions	(4,006,399)	7,264,880
Net Increase in Net Assets	7,111,331	3,334,844

Net Assets:
Beginning of period	85,676,271	82,341,427
End of period	$92,787,602	$85,676,271

See accompanying notes, which are an integral part of the financial statements.

8

Financial highlights
Delaware VIP® Opportunity Series Standard Class

Selected data for each share of the Series outstanding throughout each period were as follows:

	Six months
	ended
	6/30/21[1]	Year ended
	(Unaudited)	12/31/20	12/31/19[2]	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$17.10	$19.50	$15.58	$18.76	$15.87	$14.73

Income (loss) from investment operations
Net investment income (loss)[3]	(0.01)	0.22	0.11	0.24	0.10	0.12
Net realized and unrealized gain (loss)	2.80	0.36	4.49	(3.08)	2.90	1.09
Total from investment operations	2.79	0.58	4.60	(2.84)	3.00	1.21

Less dividends and distributions from:
Net investment income	(0.23)	(0.12)	(0.23)	(0.10)	(0.11)	(0.07)
Net realized gain	(0.31)	(2.86)	(0.45)	(0.24)	—	—
Total dividends and distributions	(0.54)	(2.98)	(0.68)	(0.34)	(0.11)	(0.07)

Net asset value, end of period	$19.35	$17.10	$19.50	$15.58	$18.76	$15.87
Total return[4]	16.33% [5]	10.80% [5]	30.11% [5]	(15.38% )	19.00%	8.26%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$92,788	$85,676	$82,342	$64,195	$69,977	$52,737
Ratio of expenses to average net assets[6]	0.83%	0.83%	0.84%	0.83%	0.84%	0.87%
Ratio of expenses to average net assets prior to
fees waived[6]	0.89%	0.97%	0.89%	0.83%	0.84%	0.87%
Ratio of net investment income (loss) to average
net assets	(0.14% )	1.50%	0.65%	1.34%	0.59%	0.83%
Ratio of net investment income (loss) to average
net assets prior to fees waived	(0.20% )	1.36%	0.60%	1.34%	0.59%	0.83%
Portfolio turnover	10%	31%	125% [7]	59%	30%	31%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	On October 4, 2019, the First Investors Life Series Opportunity Fund shares were reorganized into Standard Class shares of the Series. See “Notes to financial statements.” The Standard Class shares financial highlights for the period prior to October 4, 2019, reflect the performance of the First Investors Life Series Opportunity Fund shares.
[3]	The average shares outstanding have been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.
[5]	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Series invests.
[7]	The Series’ portfolio turnover rate increased substantially during the year ended December 31, 2019 due to a change in the Series’ portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

9

Notes to financial statements
Delaware VIP® Trust — Delaware VIP Opportunity Series

June 30, 2021 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust. The Trust consists of 12 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940, as amended (1940 Act). These financial statements and the related notes pertain to Delaware VIP Opportunity Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the 1940 Act and offers Standard Class shares. The Standard Class shares do not carry a distribution and service (12b-1) fee. The shares of the Series are sold only to separate accounts of life insurance companies.

Before the Series commenced operations, on October 4, 2019, all of the assets and liabilities of the First Investors Life Series Opportunity Fund, its Predecessor Series were transferred to the Series in a tax-free reorganization as set forth in an agreement and plan of reorganization (the Foresters Reorganization) between the Trust, on behalf of the Series, and Foresters Investment Management Company, Inc. (FIMCO), on behalf of the Predecessor Series. As a result of the Foresters Reorganization, the Series assumed the performance and accounting history of the Predecessor Series. Financial information included for the dates prior to the Foresters Reorganization is that of the Predecessor Series.

On December 2, 2020, Waddell & Reed Financial, Inc., the parent company of Ivy Investment Management Company, the investment adviser of the Ivy Funds Complex (the Ivy Funds), and Macquarie Management Holdings, Inc., the US holding company for Macquarie Group Limited’s US asset management business (Macquarie), announced that they had entered into an agreement whereby Macquarie would acquire the investment management business of Waddell & Reed Financial, Inc. (the “Transaction”). The Transaction closed on April 30, 2021. The Ivy Funds, as part of Delaware Funds® by Macquarie, are now managed by Delaware Management Company (DMC) and distributed by Delaware Distributors, L.P. (DDLP).

1. Significant Accounting Policies

The Series follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Series.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value (NAV). Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

Federal Income Taxes — No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken or expected to be taken on the Series’ federal income tax returns through the six months ended June 30, 2021 and for all open tax years (years ended December 31, 2017–December 31, 2020), and has concluded that no provision for federal income tax is required in the Series’ financial statements. If applicable, the Series recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statement of operations.” During the six months ended June 30, 2021, the Series did not incur any interest or tax penalties.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management

10

fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer, which are estimated. The Series may pay foreign capital gains taxes on certain foreign securities held, which are reported as components of realized losses for financial reporting purposes, whereas such components are treated as ordinary loss for federal income tax purposes. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Series receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statement of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” There were no such earnings credits for the six months ended June 30, 2021.

The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended June 30, 2021, the Series earned less than $1 under this arrangement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Series pays DMC, a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.75% on the first $500 million of average daily net assets of the Series, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual series operating expenses from exceeding 0.83% of the Series’ average daily net assets from January 1, 2021 through June 30, 2021.* These waivers and reimbursements may be terminated only by agreement of DMC and the Series. The waivers and reimbursements are accrued daily and received monthly.

DMC may permit its affiliates, Macquarie Investment Management Global Limited (MIMGL) and Macquarie Funds Management Hong Kong Limited (together, the “Affiliated Sub-Advisors”), to execute Series equity security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Series, may pay each Affiliated Sub-Advisor a portion of its investment management fee.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Series. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended June 30, 2021, the Series was charged $3,541 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Series. For these services, DIFSC’s fees are calculated daily and paid monthly, at the annual rate of 0.0075% of the Series’ average daily net assets. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended June 30, 2021, the Series was charged $3,440 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are paid by the Series and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

(continues)                    11

Notes to financial statements
Delaware VIP® Trust — Delaware VIP Opportunity Series

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

As provided in the investment management agreement, the Series bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Series. For the six months ended June 30, 2021, the Series was charged $1,768 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

In addition to the management fees and other expenses of the Series, the Series indirectly bears the investment management fees and other expenses of the investment companies (Underlying Funds) in which it invests. The amount of these fees and expenses incurred indirectly by the Series will vary based upon the expense and fee levels of the Underlying Funds and the number of shares that are owned of the Underlying Funds at different times.
____________________

*The aggregate contractual waiver period covering this report is from October 4, 2019 through April 30, 2022.

3. Investments

For the six months ended June 30, 2021, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$8,658,729
Sales	14,341,246

At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments for the Series were as follows:

Cost of investments	$68,849,231
Aggregate unrealized appreciation of investments	$26,374,642
Aggregate unrealized depreciation of investments	(2,311,543)
Net unrealized appreciation of investments	$24,063,099

US GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

12

Level 3 –	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2021:

Level 1
Securities
Assets:
Common Stock	$92,704,300
Short-Term Investments	208,030
Total Value of Securities	$92,912,330

During the six months ended June 30, 2021, there were no transfers into or out of Level 3 investments. The Series’ policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Series’ net assets. During the six months ended June 30, 2021, there were no Level 3 investments.

4. Capital Shares

Transactions in capital shares were as follows:

	Six months
	ended	Year ended
	6/30/21	12/31/20
Shares sold:
Standard Class	62,262	339,961
Shares issued upon reinvestment of dividends and distributions:
Standard Class	133,468	1,114,202
	195,730	1,454,163
Shares redeemed:
Standard Class	(410,158)	(667,790)
Net increase (decrease)	(214,428)	786,373

5. Line of Credit

The Series, along with certain other funds in the Delaware Funds (Participants), is a participant in a $225,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15% with the addition of an upfront fee of 0.05%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expires on November 1, 2021.

(continues)                    13

Notes to financial statements
Delaware VIP® Trust — Delaware VIP Opportunity Series

5. Line of Credit (continued)

The Series had no amounts outstanding as of June 30, 2021, or at any time during the period then ended.

6. Securities Lending

The Series, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each series of the Trust is generally invested in a series of individual separate accounts, each corresponding to a series. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. A series can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent, and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Series may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Series’ cash collateral account may be less than the amount the Series would be required to return to the borrowers of the securities and the Series would be required to make up for this shortfall.

During the six months ended June 30, 2021, the Series had no securities out on loan.

7. Credit and Market Risk

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand, and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations, and individual issuers, all of which may negatively impact the Series’ performance.

14

Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Series invests will cause the NAV of the Series to fluctuate.

The Series invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Series invests in REITs and is subject to the risks associated with that industry. If the Series holds real estate directly or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended June 30, 2021. The Series’ REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of June 30, 2021, there were no Rule 144A securities held by the Series.

8. Contractual Obligations

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

9. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2021, that would require recognition or disclosure in the Series’ financial statements.

(continues)                    15

Other Series information (Unaudited)
Delaware VIP® Opportunity Series

Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.

The Series has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Board has designated the Division Director of the US Operational Risk Group of Macquarie Asset Management as the Program Administrator for each Series in the Trust.

As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of the Series’ liquidity risk; (2) classification of each of the Series’ portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Series’ net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Series’ acquisition of Illiquid investments if, immediately after the acquisition, the Series would hold more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Series’ holdings of Illiquid assets exceed 15% of the Series’ net assets. Series with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

In assessing and managing the Series’ liquidity risk, the Program Administrator considers, as relevant, a variety of factors, including: (1) the Series’ investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Series during both normal and reasonably foreseeable stressed conditions; and (3) the Series’ holdings of cash and cash equivalents and any borrowing arrangements. Classification of the Series’ portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or to sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. The Series primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.

At a meeting of the Board held on May 25-27, 2021, the Program Administrator provided a written report to the Board addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from April 1, 2020 through March 31, 2021. The report concluded that the Program is appropriately designed and effectively implemented and that it meets the requirements of Rule 22e-4 and the Series’ liquidity needs. The Series’ HLIM is set at an appropriate level and the Series complied with its HLIM at all times during the reporting period.

16

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Series’ Forms N-PORT, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Series’ most recent Form N-PORT are available without charge on the Series’ website at delawarefunds.com/vip/literature. The Series’ Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

(1737423)
SA-VIPOP-821

Semiannual report

Delaware VIP® Trust

Delaware VIP Special Situations Series

June 30, 2021

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. Macquarie Investment Management (MIM) is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise.

The Series is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of June 30, 2021, and subject to change for events occurring after such date.

The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

The Series is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

This material may be used in conjunction with the offering of shares in Delaware VIP® Special Situations Series only if preceded or accompanied by the Series’ current prospectus or the summary prospectus.

© 2021 Macquarie Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Series expenses
For the six-month period from January 1, 2021 to June 30, 2021 (Unaudited)

The investment objective of the Series is to seek long-term growth of capital.

As a shareholder of the Series, you incur ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from January 1, 2021 to June 30, 2021.

Actual expenses

The first section of the table shown, “Actual Series return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ expenses shown in the table reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

Expense analysis of an investment of $1,000

				Expenses
				Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/21 to
	1/1/21	6/30/21	Ratio	6/30/21*
Actual Series return†
Standard Class	$1,000.00	$1,241.60	0.80%	$4.45
Hypothetical 5% return (5% return before expenses)
Standard Class	$1,000.00	$1,020.83	0.80%	$4.01

*	“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Series’ expenses reflected above, the Series also indirectly bears its portion of the fees and expenses of the investment companies (Underlying Funds) in which it invests. The table above does not reflect the expenses of the Underlying Funds.

1

Security type / sector allocation and top 10 equity holdings
Delaware VIP® Trust — Delaware VIP Special Situations Series

As of June 30, 2021 (Unaudited)

Sector designations may be different from the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications.

Percentage
Security type / sector	of net assets
Common Stock ◆	99.83%
Basic Industry	8.02%
Business Services	2.10%
Capital Spending	10.53%
Consumer Cyclical	4.63%
Consumer Services	9.78%
Consumer Staples	3.46%
Energy	5.14%
Financial Services*	27.88%
Healthcare	4.39%
Real Estate Investment Trusts	8.10%
Technology	10.16%
Transportation	2.54%
Utilities	3.10%
Short-Term Investments	0.30%
Total Value of Securities	100.13%
Liabilities Net of Receivables and Other
Assets	(0.13% )
Total Net Assets	100.00%

◆	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
*	To monitor compliance with the Series’ concentration guidelines as described in the Series’ Prospectus and Statement of Additional Information, the Financial Services sector (as disclosed herein for financial reporting purposes) is subdivided into a variety of “industries” (in accordance with the requirements of the Investment Company Act of 1940, as amended). The Financial Services sector consisted of Banks, Diversified Financial Services, Insurance, and Savings & Loans. As of June 30, 2021, such amounts, as a percentage of total net assets were 19.93%, 2.31%, 4.85%, and 0.79%, respectively. The percentage in any such single industry will comply with the Series’ concentration policy even if the percentage in the Financial Services sector for financial reporting purposes may exceed 25%.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 equity holdings	of net assets
East West Bancorp	3.20%
MasTec	2.78%
Stifel Financial	2.31%
Western Alliance Bancorp	2.21%
Louisiana-Pacific	2.11%
Webster Financial	1.85%
Hancock Whitney	1.83%
ITT	1.83%
Berry Global Group	1.78%
Altra Industrial Motion	1.61%

2

Schedule of investments
Delaware VIP® Trust — Delaware VIP Special Situations Series

June 30, 2021 (Unaudited)

	Number of
	shares	Value (US $)
Common Stock – 99.83%
Basic Industry – 8.02%
Arconic †	51,400	$1,830,868
Ashland Global
Holdings	16,800	1,470,000
Avient	31,100	1,528,876
Berry Global Group †	69,000	4,500,180
HB Fuller	33,900	2,156,379
Huntsman	71,500	1,896,180
Louisiana-Pacific	88,400	5,329,636
Summit Materials
Class A †	45,000	1,568,250
		20,280,369
Business Services – 2.10%
Deluxe	18,700	893,299
PAE †	77,400	688,860
WESCO International †	36,200	3,722,084
		5,304,243
Capital Spending – 10.53%
Altra Industrial Motion	62,800	4,083,256
Atkore †	50,300	3,571,300
H&E Equipment Services	33,100	1,101,237
ITT	50,400	4,616,136
KBR	45,932	1,752,306
MasTec †	66,200	7,023,820
Primoris Services	55,550	1,634,836
Rexnord	56,400	2,822,256
		26,605,147
Consumer Cyclical – 4.63%
Adient †	58,000	2,621,600
Barnes Group	36,000	1,845,000
KB Home	51,400	2,093,008
Knoll	49,255	1,280,137
Leggett & Platt	31,900	1,652,739
Meritage Homes †	23,600	2,220,288
		11,712,772
Consumer Services – 9.78%
Aaron’s	6,478	207,231
Acushnet Holdings	32,400	1,600,560
American Eagle
Outfitters	54,900	2,060,397
Cable One	800	1,530,248
Choice Hotels
International	21,900	2,603,034
Cracker Barrel Old
Country Store	14,700	2,182,362
Denny’s †	46,000	758,540
Group 1 Automotive	12,200	1,884,046
PROG Holdings †	38,500	1,853,005
Steven Madden	38,600	1,689,136
TEGNA	113,400	2,127,384
Texas Roadhouse	14,950	1,438,190
UniFirst	12,100	2,839,144
Wolverine World Wide	57,513	1,934,738
		24,708,015
Consumer Staples – 3.46%
Core-Mark Holding	36,600	1,647,366
J & J Snack Foods	12,700	2,215,007
Performance Food
Group †	30,900	1,498,341
Scotts Miracle-Gro	5,800	1,113,136
Spectrum Brands
Holdings	26,600	2,262,064
		8,735,914
Energy – 5.14%
CNX Resources †	172,200	2,352,252
Delek US Holdings	55,900	1,208,558
Devon Energy	112,873	3,294,763
Dril-Quip †	25,200	852,516
Helix Energy Solutions
Group †	162,400	927,304
Magnolia Oil & Gas
Class A †	102,000	1,594,260
Patterson-UTI Energy	144,000	1,431,360
Renewable Energy
Group †	21,400	1,334,076
		12,995,089
Financial Services – 27.88%
American Equity
Investment Life
Holding	91,600	2,960,512
Bank of NT Butterfield &
Son	43,500	1,542,075
East West Bancorp	112,800	8,086,632
Essent Group	17,200	773,140
First Financial Bancorp	100,100	2,365,363
First Interstate
BancSystem Class A	35,000	1,464,050
First Midwest Bancorp	9,665	191,657
FNB	300,300	3,702,699
Great Western Bancorp	81,600	2,675,664
Hancock Whitney	103,950	4,619,538
Hanover Insurance
Group	23,900	3,241,796
Kemper	21,900	1,618,410
NBT Bancorp	24,300	874,071
Prosperity Bancshares	27,100	1,945,780
S&T Bancorp	33,600	1,051,680

3

Schedule of investments
Delaware VIP® Trust — Delaware VIP Special Situations Series

	Number of
	shares	Value (US $)
Common Stock◆ (continued)
Financial Services (continued)
Sandy Spring Bancorp	30,900	$1,363,617
Selective Insurance
Group	45,100	3,659,865
Sterling Bancorp	80,500	1,995,595
Stifel Financial	90,050	5,840,643
Synovus Financial	64,300	2,821,484
Umpqua Holdings	193,200	3,564,540
Valley National Bancorp	252,900	3,396,447
Webster Financial	87,800	4,683,252
WesBanco	11,972	426,562
Western Alliance
Bancorp	60,250	5,594,213
		70,459,285
Healthcare – 4.39%
Avanos Medical †	43,666	1,588,132
Integer Holdings †	27,082	2,551,124
Integra LifeSciences
Holdings †	37,300	2,545,352
NuVasive †	7,846	531,802
Select Medical Holdings	48,900	2,066,514
Service Corp.
International	34,050	1,824,740
		11,107,664
Real Estate Investment Trusts – 8.10%
Brandywine Realty Trust	163,900	2,247,069
Broadstone Net Lease	63,900	1,495,899
Independence Realty
Trust	71,700	1,307,091
Kite Realty Group Trust	68,405	1,505,594
Lexington Realty Trust	180,800	2,160,560
Life Storage	23,050	2,474,418
National Health
Investors	21,400	1,434,870
Outfront Media †	118,200	2,840,346
RPT Realty	104,200	1,352,516
Spirit Realty Capital	52,500	2,511,600
Summit Hotel
Properties †	122,000	1,138,260
		20,468,223
Technology – 10.16%
Cirrus Logic †	26,100	2,221,632
Concentrix †	11,600	1,865,280
Diodes †	17,900	1,427,883
Flex †	179,709	3,211,400
NCR †	22,188	1,011,995
NetScout Systems †	46,500	1,327,110
ON Semiconductor †	71,300	2,729,364
SYNNEX	11,600	1,412,416
Teradyne	22,000	2,947,120
Tower Semiconductor †	83,300	2,451,519
TTM Technologies †	144,400	2,064,920
Viavi Solutions †	122,600	2,165,116
Vishay Intertechnology	37,000	834,350
		25,670,105
Transportation – 2.54%
Kirby †	27,900	1,691,856
Saia †	5,500	1,152,195
SkyWest †	24,450	1,053,061
Werner Enterprises	56,700	2,524,284
		6,421,396
Utilities – 3.10%
ALLETE	31,200	2,183,376
Black Hills	32,100	2,106,723
South Jersey Industries	62,700	1,625,811
Southwest Gas Holdings	29,200	1,932,748
		7,848,658
Total Common Stock
(cost $188,492,509)		252,316,880

Short-Term Investments – 0.30%
Money Market Mutual Funds – 0.30%
BlackRock FedFund –
Institutional Shares
(seven-day effective
yield 0.03%)	190,404	190,404
Fidelity Investments
Money Market
Government Portfolio
– Class I (seven-day
effective yield 0.01%)	190,406	190,406
GS Financial Square
Government Fund –
Institutional Shares
(seven-day effective
yield 0.02%)	190,407	190,407

4

	Number of
	shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley
Government Portfolio
– Institutional Share
Class (seven-day
effective yield 0.00%)	190,406	$190,406
Total Short-Term Investments
(cost $761,623)		761,623
Total Value of
Securities–100.13%
(cost $189,254,132)		$253,078,503

◆	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†	Non-income producing security.

Summary of abbreviations:
GS – Goldman Sachs

See accompanying notes, which are an integral part of the financial statements.

5

Statement of assets and liabilities
Delaware VIP® Trust — Delaware VIP Special Situations Series

June 30, 2021 (Unaudited)

Assets:
Investments, at value*	$253,078,503
Dividends receivable	262,375
Receivable for securities sold	223,813
Receivable for series shares sold	1,800
Other assets	7,880
Total Assets	253,574,371
Liabilities:
Payable for securities purchased	478,401
Investment management fees payable to affiliates	155,263
Payable for series shares redeemed	115,161
Reports and statements to shareholders expenses payable to non-affiliates	24,980
Accounting and administration fees payable to non-affiliates	20,173
Audit and tax fees payable	17,305
Other accrued expenses	11,442
Dividend disbursing and transfer agent fees and expenses payable to affiliates	1,590
Accounting and administration expenses payable to affiliates	1,069
Trustees’ fees and expenses payable to affiliates	887
Legal fees payable to affiliates	835
Reports and statements to shareholders expenses payable to affiliates	201
Total Liabilities	827,307
Total Net Assets	$252,747,064

Net Assets Consist of:
Paid-in capital	$186,271,164
Total distributable earnings (loss)	66,475,900
Total Net Assets	$252,747,064

Net Asset Value
Standard Class:
Net assets	$252,747,064
Shares of beneficial interest outstanding, unlimited authorization, no par	7,493,622
Net asset value per share	$33.73
____________________
*Investments, at cost	$189,254,132

See accompanying notes, which are an integral part of the financial statements.

6

Statement of operations
Delaware VIP® Trust — Delaware VIP Special Situations Series

Six months ended June 30, 2021 (Unaudited)

Investment Income:
Dividends	$1,596,291

Expenses:
Management fees	930,004
Accounting and administration expenses	38,807
Audit and tax fees	17,339
Dividend disbursing and transfer agent fees and expenses	10,139
Custodian fees	8,602
Legal fees	7,089
Reports and statements to shareholders expenses	6,005
Trustees’ fees and expenses	4,911
Other	3,455
1,026,351
Less expenses waived	(36,525)
Total operating expenses	989,826
Net Investment Income	606,465
Net Realized and Unrealized Gain:
Net realized gain on investments	8,835,407
Net change in unrealized appreciation (depreciation) of investments	42,331,270
Net Realized and Unrealized Gain	51,166,677
Net Increase in Net Assets Resulting from Operations	$51,773,142

See accompanying notes, which are an integral part of the financial statements.

7

Statements of changes in net assets
Delaware VIP® Trust — Delaware VIP Special Situations Series

	Six months
	ended
	6/30/21	Year ended
	(Unaudited)	12/31/20
Increase (Decrease) in Net Assets from Operations:
Net investment income	$606,465	$2,374,191
Net realized gain (loss)	8,835,407	(6,612,222)
Net change in unrealized appreciation (depreciation)	42,331,270	(1,823,229)
Net increase (decrease) in net assets resulting from operations	51,773,142	(6,061,260)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Standard Class	(2,190,732)	(19,890,702)

Capital Share Transactions:
Proceeds from shares sold:
Standard Class	327,404	4,224,703

Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	2,190,732	19,890,702
	2,518,136	24,115,405
Cost of shares redeemed:
Standard Class	(17,064,295)	(19,802,578)
Increase (decrease) in net assets derived from capital share transactions	(14,546,159)	4,312,827
Net Increase (Decrease) in Net Assets	35,036,251	(21,639,135)

Net Assets:
Beginning of period	217,710,813	239,349,948
End of period	$252,747,064	$217,710,813

See accompanying notes, which are an integral part of the financial statements.

8

Financial highlights
Delaware VIP® Special Situations Series Standard Class

Selected data for each share of the Series outstanding throughout each period were as follows:

	Six months
	ended
	6/30/21[1]	Year ended
	(Unaudited)	12/31/20		12/31/19[2]	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$27.40	$32.21		$28.86	$40.08	$34.64	$32.40

Income (loss) from investment operations
Net investment income[3]	0.08	0.30		0.33	0.23	0.15	0.33
Net realized and unrealized gain (loss)	6.54	(2.40)		5.39	(6.17)	6.06	4.28
Total from investment operations	6.62	(2.10)		5.72	(5.94)	6.21	4.61

Less dividends and distributions from:
Net investment income	(0.29)	(0.42)		(0.22)	(0.18)	(0.33)	(0.18)
Net realized gain	—	(2.29)		(2.15)	(5.10)	(0.44)	(2.19)
Total dividends and distributions	(0.29)	(2.71)		(2.37)	(5.28)	(0.77)	(2.37)

Net asset value, end of period	$33.73	$27.40		$32.21	$28.86	$40.08	$34.64
Total return[4]	24.16% [5]	(1.85%	)[5]	20.36% [5]	(16.60% )	18.26%	16.10%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$252,747	$217,711		$239,350	$209,826	$255,999	$224,220
Ratio of expenses to average net assets[6]	0.80%	0.80%		0.80%	0.80%	0.80%	0.81%
Ratio of expenses to average net assets prior to
fees waived[6]	0.83%	0.88%		0.82%	0.80%	0.80%	0.81%
Ratio of net investment income to average net
assets	0.49%	1.27%		1.08%	0.65%	0.40%	1.06%
Ratio of net investment income to average net
assets prior to fees waived	0.46%	1.19%		1.06%	0.65%	0.40%	1.06%
Portfolio turnover	8%	21%		128% [7]	54%	38%	31%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	On October 4, 2019, the First Investors Life Series Special Situations Fund shares were reorganized into Standard Class shares of the Series. See “Notes to financial statements.” The Standard Class shares financial highlights for the period prior to October 4, 2019, reflect the performance of the First Investors Life Series Special Situations Fund shares.
[3]	The average shares outstanding have been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.
[5]	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Series invests.
[7]	The Series’ portfolio turnover rate increased substantially during the year ended December 31, 2019 due to a change in the Series’ portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

9

Notes to financial statements
Delaware VIP® Trust — Delaware VIP Special Situations Series

June 30, 2021 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust. The Trust consists of 12 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940, as amended (1940 Act). These financial statements and the related notes pertain to Delaware VIP Special Situations Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the 1940 Act and offers Standard Class shares. The Standard Class shares do not carry a distribution and service (12b-1) fee. The shares of the Series are sold only to separate accounts of life insurance companies.

Before the Series commenced operations, on October 4, 2019, all of the assets and liabilities of the First Investors Life Series Special Situations Fund, its Predecessor Series were transferred to the Series in a tax-free reorganization as set forth in an agreement and plan of reorganization (the Foresters Reorganization) between the Trust, on behalf of the Series, and Foresters Investment Management Company, Inc. (FIMCO), on behalf of the Predecessor Series. As a result of the Foresters Reorganization, the Series assumed the performance and accounting history of the Predecessor Series. Financial information included for the dates prior to the Foresters Reorganization is that of the Predecessor Series.

On December 2, 2020, Waddell & Reed Financial, Inc., the parent company of Ivy Investment Management Company, the investment adviser of the Ivy Funds Complex (the Ivy Funds), and Macquarie Management Holdings, Inc., the US holding company for Macquarie Group Limited’s US asset management business (Macquarie), announced that they had entered into an agreement whereby Macquarie would acquire the investment management business of Waddell & Reed Financial, Inc. (the “Transaction”). The Transaction closed on April 30, 2021. The Ivy Funds, as part of Delaware Funds® by Macquarie, are now managed by Delaware Management Company (DMC) and distributed by Delaware Distributors, L.P. (DDLP).

1. Significant Accounting Policies

The Series follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Series.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Open-end investment companies are valued at their published net asset value (NAV). Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

Federal Income Taxes — No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken or expected to be taken on the Series’ federal income tax returns through the six months ended June 30, 2021 and for all open tax years (years ended December 31, 2017–December 31, 2020), and has concluded that no provision for federal income tax is required in the Series’ financial statements. If applicable, the Series recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in Other” on the “Statement of operations.” During the six months ended June 30, 2021, the Series did not incur any interest or tax penalties.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade

10

date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer, which are estimated. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Series receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statement of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” There were no such earnings credits for the six months ended June 30, 2021.

The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended June 30, 2021, the Series earned less than $1 under this arrangement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Series pays DMC, a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.75% on the first $500 million of average daily net assets of the Series, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual series operating expenses from exceeding 0.80% of the Series’ average daily net assets from January 1, 2021 through June 30, 2021.* These waivers and reimbursements may be terminated only by agreement of DMC and the Series. The waivers and reimbursements are accrued daily and received monthly.

DMC may permit its affiliates, Macquarie Investment Management Global Limited (MIMGL) and Macquarie Funds Management Hong Kong Limited (together, the “Affiliated Sub-Advisors”), to execute Series equity security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Series, may pay each Affiliated Sub-Advisor a portion of its investment management fee.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Series. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended June 30, 2021, the Series was charged $6,195 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Series. For these services, DIFSC’s fees are calculated daily and paid monthly, at the annual rate of 0.0075% of the Series’ average daily net assets. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended June 30, 2021, the Series was charged $9,300 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are paid by the Series and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

As provided in the investment management agreement, the Series bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Series. For the six

(continues)                    11

Notes to financial statements
Delaware VIP® Trust — Trust — Delaware VIP Special Situations Series

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

months ended June 30, 2021, the Series was charged $4,737 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

In addition to the management fees and other expenses of the Series, the Series indirectly bears the investment management fees and other expenses of the investment companies (Underlying Funds) in which it invests. The amount of these fees and expenses incurred indirectly by the Series will vary based upon the expense and fee levels of the Underlying Funds and the number of shares that are owned of the Underlying Funds at different times.
____________________

*The aggregate contractual waiver period covering this report is from October 4, 2019 through April 30, 2022.

3. Investments

For the six months ended June 30, 2021, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$20,135,902
Sales	35,180,287

At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments for the Series were as follows:

Cost of investments	$189,254,132
Aggregate unrealized appreciation of investments	$68,068,430
Aggregate unrealized depreciation of investments	(4,244,059)
Net unrealized appreciation of investments	$63,824,371

At December 31, 2020, capital loss carryforwards available to offset future realized capital gains were as follows:

Loss carryforward character
Short-term	Long-term	Total
$6,560,465	$—	$6,560,465

US GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for

12

the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 –	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2021:

Level 1
Securities
Assets:
Common Stock	$252,316,880
Short-Term Investments	761,623
Total Value of Securities	$253,078,503

During the six months ended June 30, 2021, there were no transfers into or out of Level 3 investments. The Series’ policy is to recognize transfers into or out of Level 3 based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Series’ net assets. During the six months ended June 30, 2021, there were no Level 3 investments.

4. Capital Shares

Transactions in capital shares were as follows:

	Six months
	ended	Year ended
	6/30/21	12/31/20
Shares sold:
Standard Class	10,232	205,154
Shares issued upon reinvestment of dividends and distributions:
Standard Class	65,552	1,125,676
	75,784	1,330,830
Shares redeemed:
Standard Class	(527,399)	(817,269)
Net increase (decrease)	(451,615)	513,561

5. Line of Credit

The Series, along with certain other funds in the Delaware Funds (Participants), is a participant in a $225,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15% with the addition of an upfront fee of 0.05%,

(continues)                    13

Notes to financial statements
Delaware VIP® Trust — Delaware VIP Special Situations Series

5. Line of Credit (continued)

which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expires on November 1, 2021.

The Series had no amounts outstanding as of June 30, 2021, or at any time during the period then ended.

6. Securities Lending

The Series, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each series of the Trust is generally invested in a series of individual separate accounts, each corresponding to a series. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. A series can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent, and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Series may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Series’ cash collateral account may be less than the amount the Series would be required to return to the borrowers of the securities and the Series would be required to make up for this shortfall.

During the six months ended June 30, 2021, the Series had no securities out on loan.

14

7. Credit and Market Risk

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand, and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations, and individual issuers, all of which may negatively impact the Series’ performance.

Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Series invests will cause the NAV of the Series to fluctuate.

The Series invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Series invests in REITs and is subject to the risks associated with that industry. If the Series holds real estate directly or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended June 30, 2021. The Series’ REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of June 30, 2021, there were no Rule 144A securities held by the Series.

8. Contractual Obligations

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

9. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2021, that would require recognition or disclosure in the Series’ financial statements.

(continues)                    15

Other Series information (Unaudited)
Delaware VIP® Special Situations Series

Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.

The Series has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Board has designated the Division Director of the US Operational Risk Group of Macquarie Asset Management as the Program Administrator for each Series in the Trust.

As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of the Series’ liquidity risk; (2) classification of each of the Series’ portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Series’ net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Series’ acquisition of Illiquid investments if, immediately after the acquisition, the Series would hold more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Series’ holdings of Illiquid assets exceed 15% of the Series’ net assets. Series with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

In assessing and managing the Series’ liquidity risk, the Program Administrator considers, as relevant, a variety of factors, including: (1) the Series’ investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Series during both normal and reasonably foreseeable stressed conditions; and (3) the Series’ holdings of cash and cash equivalents and any borrowing arrangements. Classification of the Series’ portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or to sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. The Series primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.

At a meeting of the Board held on May 25-27, 2021, the Program Administrator provided a written report to the Board addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from April 1, 2020 through March 31, 2021. The report concluded that the Program is appropriately designed and effectively implemented and that it meets the requirements of Rule 22e-4 and the Series’ liquidity needs. The Series’ HLIM is set at an appropriate level and the Series complied with its HLIM at all times during the reporting period.

16

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Series’ Forms N-PORT, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Series’ most recent Form N-PORT are available without charge on the Series’ website at delawarefunds.com/vip/literature. The Series’ Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

(1737423)
SA-VIPSS-821

Semiannual report

Delaware VIP® Trust

Delaware VIP Total Return Series

June 30, 2021

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. Macquarie Investment Management (MIM) is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise.

The Series is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of June 30, 2021, and subject to change for events occurring after such date.

The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

The Series is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

This material may be used in conjunction with the offering of shares in Delaware VIP® Total Return Series only if preceded or accompanied by the Series’ current prospectus or the summary prospectus.

© 2021 Macquarie Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Series expenses
For the six-month period from January 1, 2021 to June 30, 2021 (Unaudited)

The investment objective of the Series is to seek to provide sustainable current income with potential for capital appreciation with moderate investment risk.

As a shareholder of the Series, you incur ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from January 1, 2021 to June 30, 2021.

Actual expenses

The first section of the table shown, “Actual Series return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ expenses shown in the table reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

Expense analysis of an investment of $1,000

				Expenses
				Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/21 to
	1/1/21	6/30/21	Ratio	6/30/21*
Actual Series return†
Standard Class	$1,000.00	$1,100.20	0.86%	$4.48
Service Class	1,000.00	1,098.50	1.16%	6.04
Hypothetical 5% return (5% return before expenses)
Standard Class	$1,000.00	$1,020.53	0.86%	$4.31
Service Class	1,000.00	1,019.04	1.16%	5.81

*	“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Series’ expenses reflected above, the Series also indirectly bears its portion of the fees and expenses of the investment companies (Underlying Funds) in which it invests, including exchange-traded funds. The table above does not reflect the expenses of the Underlying Funds.

1

Security type / sector allocation
Delaware VIP® Trust Delaware VIP Total Return Series

As of June 30, 2021 (Unaudited)

Sector designations may be different from the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications.

Percentage
Security type / sector	of net assets
Convertible Bonds	7.92%
Basic Industry	0.15%
Capital Goods	0.29%
Communications	1.46%
Consumer Cyclical	0.19%
Consumer Non-Cyclical	2.15%
Electric	0.30%
Energy	0.74%
Real Estate Investment Trusts	0.38%
Technology	1.81%
Transportation	0.45%
Corporate Bonds	12.44%
Banking	0.49%
Basic Industry	0.96%
Capital Goods	0.30%
Communications	0.77%
Consumer Cyclical	1.98%
Consumer Non-Cyclical	0.35%
Energy	1.84%
Financials	1.29%
Healthcare	1.19%
Insurance	0.21%
Media	1.49%
Services	0.64%
Technology & Electronics	0.24%
Transportation	0.38%
Utilities	0.31%
US Treasury Obligations	11.42%
Common Stock	58.94%
Communication Services	4.43%
Consumer Discretionary	7.47%
Consumer Staples	5.41%
Energy	1.64%
Financials	6.41%
Healthcare	8.52%
Industrials	3.42%
Information Technology	12.88%
Materials	1.35%
REIT Diversified	0.09%
REIT Healthcare	0.85%
REIT Hotel	0.33%
REIT Industrial	0.63%
REIT Information Technology	0.56%
REIT Mall	0.39%
REIT Manufactured Housing	0.17%
REIT Multifamily	1.27%
REIT Office	0.30%
REIT Self-Storage	0.49%
REIT Shopping Center	0.50%
REIT Single Tenant	0.31%
REIT Specialty	0.49%
Utilities	1.03%
Convertible Preferred Stock	2.30%
Exchange-Traded Funds	5.20%
Short-Term Investments	1.71%
Total Value of Securities	99.93%
Receivables and Other Assets Net of
Liabilities	0.07%
Total Net Assets	100.00%

2

Schedule of investments
Delaware VIP® Trust — Delaware VIP Total Return Series

June 30, 2021 (Unaudited)

	Principal
	amount°	Value (US $)
Convertible Bonds – 7.92%
Basic Industry – 0.15%
Ivanhoe Mines 144A
2.50% exercise price
$7.43, maturity date
4/15/26 #	71,000	$87,600
		87,600
Capital Goods – 0.29%
Chart Industries 144A
1.00% exercise price
$58.73, maturity date
11/15/24 #	66,000	167,351
		167,351
Communications – 1.46%
Cable One 144A
1.125% exercise price
$2,275.83, maturity
date 3/15/28 #	135,000	137,972
DISH Network 3.375%
exercise price $65.18,
maturity date
8/15/26	138,000	141,174
InterDigital 2.00%
exercise price $81.29,
maturity date 6/1/24	146,000	162,516
Liberty Broadband 144A
1.25% exercise price
$900.01, maturity
date 9/30/50 #	138,000	139,587
Liberty Latin America
2.00% exercise price
$20.65, maturity date
7/15/24	78,000	79,839
Liberty Media 2.25%
exercise price $32.51,
maturity date
9/30/46	375,000	173,663
		834,751
Consumer Cyclical – 0.19%
Cheesecake Factory
0.375% exercise price
$78.40, maturity date
6/15/26	5,000	4,947
Ford Motor 144A 0.00%
exercise price $17.49,
maturity date
3/15/26 #, ^	94,000	104,399
		109,346
Consumer Non-Cyclical – 2.15%
BioMarin Pharmaceutical
0.599% exercise price
$124.67, maturity
date 8/1/24	130,000	135,044
Chefs’ Warehouse
1.875% exercise price
$44.20, maturity date
12/1/24	152,000	159,220
Collegium
Pharmaceutical
2.625% exercise price
$29.19, maturity date
2/15/26	99,000	107,055
FTI Consulting 2.00%
exercise price
$101.38, maturity
date 8/15/23	104,000	148,928
Insulet 0.375% exercise
price $226.73,
maturity date 9/1/26	46,000	62,761
Integra
LifeSciences Holdings
0.50% exercise price
$73.67, maturity date
8/15/25	149,000	165,226
Ionis Pharmaceuticals
0.125% exercise price
$83.28, maturity date
12/15/24	106,000	99,043
Jazz Investments I
2.00% exercise price
$155.81, maturity
date 6/15/26	90,000	120,150
Neurocrine Biosciences
2.25% exercise price
$75.92, maturity date
5/15/24	39,000	52,529
Paratek Pharmaceuticals
4.75% exercise price
$15.90, maturity date
5/1/24	181,000	169,181
Repay Holdings 144A
0.00% exercise price
$33.60, maturity date
2/1/26 #, ^	14,000	13,930
		1,233,067

3

Schedule of investments
Delaware VIP® Trust — Delaware VIP Total Return Series

	Principal
	amount°	Value (US $)
Convertible Bonds (continued)
Electric – 0.30%
NextEra Energy Partners
144A 0.357%
exercise price $76.10,
maturity date
11/15/25 #, ^	51,000	$55,131
NRG Energy 2.75%
exercise price $45.54,
maturity date 6/1/48	100,000	116,700
		171,831
Energy – 0.74%
Cheniere Energy 4.25%
exercise price
$138.38, maturity
date 3/15/45	281,000	239,470
Helix Energy Solutions
Group 6.75%
exercise price $6.97,
maturity date
2/15/26	150,000	184,290
		423,760
Real Estate Investment Trusts – 0.38%
Blackstone Mortgage
Trust 4.75% exercise
price $36.23, maturity
date 3/15/23	112,000	115,226
Summit Hotel Properties
1.50% exercise price
$11.99, maturity date
2/15/26	101,000	104,585
		219,811
Technology – 1.81%
Coherus Biosciences
1.50% exercise price
$19.26, maturity date
4/15/26	99,000	101,682
Knowles 3.25% exercise
price $18.43, maturity
date 11/1/21	80,000	89,848
Microchip Technology
1.625% exercise price
$94.13, maturity date
2/15/27	73,000	162,834
ON Semiconductor
1.625% exercise price
$20.72, maturity date
10/15/23	86,000	163,889
Palo Alto Networks
0.75% exercise price
$266.35, maturity
date 7/1/23	106,000	154,760
Quotient Technology
1.75% exercise price
$17.36, maturity date
12/1/22	158,000	159,505
Synaptics 0.50%
exercise price $72.85,
maturity date
6/15/22	50,000	105,406
Travere Therapeutics
2.50% exercise price
$38.80, maturity date
9/15/25	114,000	96,976
		1,034,900
Transportation – 0.45%
Seaspan 144A 3.75%
exercise price $13.01,
maturity date
12/15/25 #	134,000	163,614
Spirit Airlines 1.00%
exercise price $49.07,
maturity date
5/15/26	101,000	96,768
		260,382
Total Convertible Bonds
(cost $4,044,198)		4,542,799

Corporate Bonds – 12.44%
Banking – 0.49%
Morgan Stanley 5.875%
9/15/26 µ, Ψ	70,000	80,413
Natwest Group 8.625%
8/15/21 µ, Ψ	200,000	201,909
		282,322
Basic Industry – 0.96%
Allegheny Technologies
5.875% 12/1/27	40,000	42,042
Avient 144A 5.75%
5/15/25 #	17,000	17,989
Boise Cascade 144A
4.875% 7/1/30 #	33,000	35,130

4

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Basic Industry (continued)
Chemours
144A 5.75%
11/15/28 #	40,000	$42,841
7.00% 5/15/25	10,000	10,333
Freeport-McMoRan
5.45% 3/15/43	67,000	81,985
New Gold 144A 7.50%
7/15/27 #	40,000	43,450
NOVA Chemicals 144A
4.25% 5/15/29 #	40,000	40,453
Olin
5.00% 2/1/30	20,000	21,386
5.125% 9/15/27	60,000	62,520
PowerTeam Services
144A 9.033%
12/4/25 #	75,000	82,594
Steel Dynamics 5.00%
12/15/26	65,000	68,063
		548,786
Capital Goods – 0.30%
Intertape Polymer Group
144A 4.375%
6/15/29 #	40,000	40,613
Madison IAQ 144A
5.875% 6/30/29 #	35,000	35,656
Terex 144A 5.00%
5/15/29 #	45,000	46,969
TransDigm 144A 6.25%
3/15/26 #	45,000	47,531
		170,769
Communications – 0.77%
Consolidated
Communications
144A 5.00%
10/1/28 #	20,000	20,315
144A 6.50%
10/1/28 #	20,000	21,555
Frontier Communications
144A 5.875%
10/15/27 #	40,000	42,900
Level 3 Financing 144A
4.25% 7/1/28 #	45,000	45,724
Sprint 7.125% 6/15/24	80,000	92,400
T-Mobile USA
2.625% 4/15/26	20,000	20,500
3.375% 4/15/29	20,000	20,689
3.50% 4/15/31	15,000	15,537
Zayo Group Holdings
144A 4.00%
3/1/27 #	60,000	59,662
144A 6.125%
3/1/28 #	100,000	102,264
		441,546
Consumer Cyclical – 1.98%
Allison Transmission
144A 5.875%
6/1/29 #	60,000	65,820
Caesars Entertainment
144A 6.25%
7/1/25 #	80,000	84,900
Carnival
144A 5.75%
3/1/27 #	80,000	83,900
144A 7.625%
3/1/26 #	55,000	59,813
Ford Motor 9.00%
4/22/25	35,000	43,195
Hilton Domestic
Operating 144A
4.00% 5/1/31 #	55,000	55,561
Hilton Worldwide
Finance 4.875%
4/1/27	70,000	73,167
Jaguar Land Rover
Automotive 144A
5.875% 1/15/28 #	200,000	211,123
L Brands
6.875% 11/1/35	40,000	50,700
6.95% 3/1/33	29,000	35,274
Levi Strauss & Co. 144A
3.50% 3/1/31 #	37,000	36,898
MGM Growth Properties
Operating Partnership
144A 3.875%
2/15/29 #	40,000	40,727
MGM Resorts
International 4.75%
10/15/28	15,000	15,968
Murphy Oil USA 144A
3.75% 2/15/31 #	40,000	39,592
Royal Caribbean Cruises
144A 5.50%
4/1/28 #	80,000	83,884
Scientific Games
International 144A
8.25% 3/15/26 #	24,000	25,770
Six Flags Entertainment
144A 4.875%
7/31/24 #	25,000	25,281

5

Schedule of investments
Delaware VIP® Trust — Delaware VIP Total Return Series

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
Wyndham Hotels &
Resorts 144A 4.375%
8/15/28 #	101,000	$105,166
		1,136,739
Consumer Non-Cyclical – 0.35%
JBS USA LUX 144A
6.50% 4/15/29 #	53,000	59,627
Kraft Heinz Foods 5.20%
7/15/45	30,000	37,313
Post Holdings 144A
5.50% 12/15/29 #	98,000	105,319
		202,259
Energy – 1.84%
Apache
4.75% 4/15/43	25,000	26,048
4.875% 11/15/27	20,000	21,688
Ascent Resources Utica
Holdings
144A 5.875%
6/30/29 #	40,000	40,050
144A 7.00%
11/1/26 #	20,000	20,993
Cheniere Corpus Christi
Holdings 5.875%
3/31/25	20,000	22,936
CNX Resources
144A 6.00%
1/15/29 #	40,000	43,305
144A 7.25%
3/14/27 #	20,000	21,459
Crestwood Midstream
Partners
144A 5.625%
5/1/27 #	11,000	11,321
144A 6.00%
2/1/29 #	31,000	32,511
DCP Midstream
Operating 5.125%
5/15/29	60,000	66,386
EQM Midstream Partners
144A 4.75%
1/15/31 #	25,000	25,792
144A 6.50%
7/1/27 #	45,000	50,306
Genesis Energy
7.75% 2/1/28	65,000	67,262
8.00% 1/15/27	40,000	42,075
Murphy Oil 6.375%
7/15/28	70,000	73,899
NuStar Logistics 5.625%
4/28/27	30,000	32,227
Occidental Petroleum
3.00% 2/15/27	20,000	19,878
3.40% 4/15/26	20,000	20,506
3.50% 8/15/29	20,000	20,098
6.125% 1/1/31	35,000	41,222
6.45% 9/15/36	20,000	23,938
6.625% 9/1/30	35,000	42,044
PDC Energy 5.75%
5/15/26	48,000	50,205
Southwestern Energy
7.75% 10/1/27	38,000	41,277
Targa Resources Partners
5.375% 2/1/27	30,000	31,330
TechnipFMC 144A
6.50% 2/1/26 #	75,000	81,002
Western Midstream
Operating 4.75%
8/15/28	80,000	86,684
		1,056,442
Financials – 1.29%
AerCap Global Aviation
Trust 144A 6.50%
6/15/45 #, µ	200,000	213,987
Ally Financial
4.70% 5/15/26 µ, Ψ	40,000	41,528
5.75% 11/20/25	100,000	114,921
8.00% 11/1/31	210,000	302,038
Hightower Holding 144A
6.75% 4/15/29 #	30,000	30,660
MSCI 144A 3.625%
11/1/31 #	35,000	35,946
		739,080
Healthcare – 1.19%
Bausch Health 144A
6.25% 2/15/29 #	80,000	79,224
Centene
3.375% 2/15/30	45,000	47,100
4.625% 12/15/29	30,000	33,031
CHS
144A 4.75%
2/15/31 #	35,000	35,175
144A 6.125%
4/1/30 #	15,000	15,244
144A 6.625%
2/15/25 #	25,000	26,469
DaVita 144A 4.625%
6/1/30 #	35,000	36,031

6

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Healthcare (continued)
Encompass Health
4.75% 2/1/30	30,000	$31,917
Hadrian Merger Sub
144A 8.50%
5/1/26 #	45,000	47,055
HCA
5.375% 2/1/25	70,000	79,047
5.875% 2/15/26	40,000	46,320
Hill-Rom Holdings 144A
4.375% 9/15/27 #	30,000	31,152
Ortho-Clinical
Diagnostics
144A 7.25%
2/1/28 #	21,000	22,979
144A 7.375%
6/1/25 #	24,000	25,868
Service Corp.
International 4.00%
5/15/31	75,000	76,649
Tenet Healthcare 144A
6.125% 10/1/28 #	45,000	48,082
		681,343
Insurance – 0.21%
HUB International 144A
7.00% 5/1/26 #	60,000	62,374
USI 144A 6.875%
5/1/25 #	60,000	60,931
		123,305
Media – 1.49%
AMC Networks 4.25%
2/15/29	70,000	70,700
CCO Holdings
4.50% 5/1/32	100,000	103,971
144A 5.375%
6/1/29 #	30,000	32,830
Clear Channel Outdoor
Holdings 144A
7.50% 6/1/29 #	25,000	25,915
CSC Holdings 144A
5.75% 1/15/30 #	200,000	208,000
Cumulus Media New
Holdings 144A
6.75% 7/1/26 #	41,000	42,950
Gray Television 144A
7.00% 5/15/27 #	55,000	59,648
Netflix 5.875%
11/15/28	80,000	98,297
Nielsen Finance
144A 4.50%
7/15/29 #	10,000	10,041
144A 4.75%
7/15/31 #	35,000	35,131
Sinclair Television Group
144A 5.125%
2/15/27 #	45,000	45,259
Sirius XM Radio 144A
4.00% 7/15/28 #	75,000	77,344
Terrier Media Buyer
144A 8.875%
12/15/27 #	40,000	43,353
		853,439
Services – 0.64%
Aramark Services 144A
5.00% 2/1/28 #	65,000	68,149
GFL Environmental 144A
3.75% 8/1/25 #	15,000	15,431
H&E Equipment Services
144A 3.875%
12/15/28 #	25,000	24,631
Iron Mountain 144A
5.25% 3/15/28 #	60,000	62,913
Legends Hospitality
Holding 144A 5.00%
2/1/26 #	30,000	31,313
Prime Security Services
Borrower 144A
5.75% 4/15/26 #	70,000	77,511
United Rentals North
America 3.875%
2/15/31	61,000	62,144
Univar Solutions USA
144A 5.125%
12/1/27 #	25,000	26,363
		368,455
Technology & Electronics – 0.24%
Go Daddy Operating
144A 3.50%
3/1/29 #	45,000	44,797
SS&C Technologies 144A
5.50% 9/30/27 #	85,000	90,281
		135,078
Transportation – 0.38%
Delta Air Lines 7.375%
1/15/26	97,000	113,890
Mileage Plus Holdings
144A 6.50%
6/20/27 #	40,000	44,090

7

Schedule of investments
Delaware VIP® Trust — Delaware VIP Total Return Series

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Transportation (continued)
United Airlines
144A 4.375%
4/15/26 #	15,000	$15,547
144A 4.625%
4/15/29 #	20,000	20,725
VistaJet Malta Finance
144A 10.50%
6/1/24 #	20,000	21,829
		216,081
Utilities – 0.31%
Calpine
144A 4.50%
2/15/28 #	16,000	16,340
144A 5.00%
2/1/31 #	40,000	39,880
144A 5.25%
6/1/26 #	37,000	38,164
PG&E 5.25% 7/1/30	45,000	45,555
Vistra Operations 144A
4.375% 5/1/29 #	40,000	40,250
		180,189
Total Corporate Bonds
(cost $6,803,784)		7,135,833

US Treasury Obligations – 11.42%
US Treasury Bonds
1.125% 5/15/40	155,000	133,857
1.375% 8/15/50	10,000	8,433
1.875% 2/15/41	20,000	19,584
1.875% 2/15/51	20,000	19,094
2.00% 2/15/50	80,000	78,619
2.25% 8/15/49	155,000	160,619
2.75% 8/15/47	100,000	113,781
2.875% 5/15/43	90,000	103,535
2.875% 11/15/46	100,000	116,094
3.00% 5/15/42	55,000	64,402
3.00% 11/15/45	90,000	106,436
3.00% 8/15/48	55,000	65,686
3.375% 5/15/44	100,000	124,723
3.375% 11/15/48	120,000	153,263
4.375% 2/15/38	10,000	13,768
4.50% 2/15/36	10,000	13,731
4.50% 5/15/38	10,000	13,972
4.50% 8/15/39	55,000	77,563
4.75% 2/15/41	20,000	29,335
5.00% 5/15/37	20,000	29,155
US Treasury Notes
0.125% 1/31/23	45,000	44,961
0.125% 6/30/23	1,345,000	1,341,821
0.25% 5/15/24	460,000	457,520
0.375% 1/31/26	155,000	151,918
0.875% 6/30/26	135,000	134,942
1.125% 2/15/31	155,000	150,495
2.25% 10/31/24	670,000	708,106
2.25% 11/15/27	425,000	454,733
2.625% 1/31/26	455,000	492,289
2.625% 2/15/29	215,000	235,803
2.75% 2/15/28	225,000	247,975
2.875% 5/31/25	615,000	667,780
5.375% 2/15/31	10,000	13,603
Total US Treasury Obligations
(cost $6,691,548)		6,547,596

	Number of
	shares
Common Stock – 58.94%
Communication Services – 4.43%
Alphabet Class A †	28	68,370
Alphabet Class C †	55	137,848
AT&T	6,667	191,876
Comcast Class A	7,383	420,979
Facebook Class A †	419	145,690
KDDI	4,400	137,234
Orange	10,940	124,727
Publicis Groupe	2,660	170,132
Take-Two Interactive
Software †	645	114,178
Verizon Communications	10,573	592,405
ViacomCBS Class B	610	27,572
Walt Disney †	2,342	411,653
		2,542,664
Consumer Discretionary – 7.47%
adidas AG	470	174,937
Amazon.com †	138	474,742
Best Buy	622	71,517
Buckle	3,596	178,901
Dollar General	1,951	422,177
Dollar Tree †	3,900	388,050
eBay	1,482	104,051
H & M Hennes & Mauritz
Class B †	4,880	115,755
Home Depot	821	261,809
L Brands	1,364	98,290
Lowe’s	3,114	604,023
Newell Brands	1,751	48,100
Next †	500	54,336
NIKE Class B	971	150,010
PulteGroup	777	42,401
Ross Stores	1,102	136,648

8

	Number of
	shares	Value (US $)
Common Stock (continued)
Consumer Discretionary (continued)
Sodexo †	1,680	$156,775
Sturm Ruger & Co.	1,712	154,046
Swatch Group	700	240,130
Tesla †	54	36,704
TJX	2,225	150,009
Tractor Supply	871	162,058
Ulta Beauty †	161	55,669
		4,281,138
Consumer Staples – 5.41%
Altria Group	3,185	151,861
Archer-Daniels-Midland	6,200	375,720
Asahi Group Holdings	2,000	93,452
Clorox	195	35,082
Colgate-Palmolive	916	74,517
Conagra Brands	11,000	400,180
Danone	3,760	264,696
Diageo	7,190	344,229
Essity Class B	3,510	116,397
Kao	2,700	166,115
Kellogg	1,447	93,085
Kirin Holdings	2,500	48,742
Koninklijke Ahold Delhaize	6,460	192,035
Lawson	1,700	78,653
Nestle	2,200	273,963
Philip Morris International	1,831	181,470
Seven & i Holdings	4,400	209,792
		3,099,989
Energy – 1.64%
Chevron	398	41,687
ConocoPhillips	7,739	471,305
Exxon Mobil	3,560	224,565
Kinder Morgan	7,179	130,873
Williams	2,697	71,605
		940,035
Financials – 6.41%
AGNC Investment	6,004	101,408
American Financial Group	513	63,981
American International
Group	7,900	376,040
Ameriprise Financial	530	131,906
Annaly Capital
Management	10,253	91,047
Artisan Partners Asset
Management Class A	2,478	125,932
BlackRock	213	186,369
Blackstone Group	1,364	132,499
Discover Financial Services	4,288	507,227
Invesco	5,469	146,186
MetLife	8,572	513,034
Principal Financial Group	2,224	140,535
Prudential Financial	1,444	147,967
S&P Global	365	149,814
Synchrony Financial	2,055	99,709
Truist Financial	6,800	377,400
US Bancorp	6,800	387,396
		3,678,450
Healthcare – 8.52%
AbbVie	1,692	190,587
AmerisourceBergen	1,232	141,052
Amgen	663	161,606
Cardinal Health	7,300	416,757
Cigna	1,700	403,019
CVS Health	4,900	408,856
Eli Lilly & Co.	282	64,725
Fresenius Medical Care AG &
Co.	3,250	269,912
Humana	163	72,163
Johnson & Johnson	4,273	703,934
Merck & Co.	7,968	619,671
Molina Healthcare †	265	67,061
Novo Nordisk Class B	3,540	296,578
Organon & Co. †	237	7,166
Pfizer	5,001	195,839
Roche Holding	665	250,511
Smith & Nephew	7,030	151,947
UnitedHealth Group	172	68,876
Viatris	27,511	393,132
		4,883,392
Industrials – 3.42%
Caterpillar	1,260	274,214
Dover	698	105,119
Honeywell International	1,786	391,759
Lockheed Martin	370	139,990
Northrop Grumman	1,100	399,773
Raytheon Technologies	4,739	404,284
Secom	600	45,604
Securitas Class B	12,520	197,643
United Parcel Service
Class B	19	3,951
		1,962,337
Information Technology – 12.88%
Adobe †	386	226,057
Amadeus IT Group †	2,090	147,008
Apple	6,634	908,593
Broadcom	1,346	641,827
Cisco Systems	10,598	561,694

9

Schedule of investments
Delaware VIP® Trust — Delaware VIP Total Return Series

	Number of
	shares	Value (US $)
Common Stock (continued)
Information Technology (continued)
Cognizant Technology
Solutions Class A	5,878	$407,110
Dropbox Class A †	4,921	149,156
Enphase Energy †	848	155,718
eXp World Holdings †	1,270	49,238
Fidelity National Information
Services	2,764	391,576
HP	4,822	145,576
International Business
Machines	677	99,241
Lam Research	282	183,497
Maxim Integrated Products	1,594	167,944
Microsoft	3,001	812,971
Monolithic Power Systems	357	133,322
Motorola Solutions	1,900	412,015
NetApp	2,031	166,176
NVIDIA	299	239,230
Oracle	5,300	412,552
Paychex	1,195	128,223
Paycom Software †	316	114,857
QUALCOMM	1,209	172,802
SAP	1,400	197,280
TE Connectivity	658	88,968
Western Union	5,215	119,789
Xilinx	1,066	154,186
		7,386,606
Materials – 1.35%
Air Liquide	1,390	243,372
Dow	2,305	145,860
DuPont de Nemours	5,000	387,050
		776,282
REIT Diversified – 0.09%
Alpine Income Property
Trust	119	2,263
DigitalBridge Group †	1,666	13,162
Lexington Realty Trust	3,122	37,308
		52,733
REIT Healthcare – 0.85%
Alexandria Real Estate
Equities	400	72,776
CareTrust REIT	995	23,114
Healthcare Realty Trust	3	91
Healthcare Trust of America
Class A	1,363	36,392
Healthpeak Properties	1,055	35,121
Medical Properties Trust	4,967	99,837
National Health Investors	270	18,103
Omega Healthcare Investors	2,803	101,721
Ventas	639	36,487
Welltower	785	65,233
		488,875
REIT Hotel – 0.33%
Apple Hospitality REIT	94	1,434
Chatham Lodging Trust †	1,185	15,251
Gaming and Leisure
Properties	541	25,064
Host Hotels & Resorts †	921	15,740
VICI Properties	4,277	132,673
		190,162
REIT Industrial – 0.63%
Americold Realty Trust	689	26,079
Duke Realty	1,457	68,989
Prologis	2,057	245,873
Terreno Realty	287	18,517
		359,458
REIT Information Technology – 0.56%
Digital Realty Trust	652	98,100
Equinix	239	191,821
QTS Realty Trust Class A	413	31,925
		321,846
REIT Mall – 0.39%
Simon Property Group	1,722	224,687
		224,687
REIT Manufactured Housing – 0.17%
Equity LifeStyle Properties	551	40,945
Sun Communities	330	56,562
		97,507
REIT Multifamily – 1.27%
American Homes 4 Rent
Class A	689	26,768
Apartment Income REIT	303	14,371
Apartment Investment and
Management Class A	303	2,033
AvalonBay Communities	330	68,868
Camden Property Trust	251	33,300
Equity Residential	6,042	465,234
Essex Property Trust	222	66,602
Mid-America Apartment
Communities	86	14,484
UDR	779	38,156
		729,816
REIT Office – 0.30%
Boston Properties	514	58,900
Cousins Properties	864	31,778

10

	Number of
	shares	Value (US $)
Common Stock (continued)
REIT Office (continued)
Douglas Emmett	331	$11,128
Highwoods Properties	900	40,653
Postal Realty Trust Class A	1,130	20,611
SL Green Realty	95	7,600
		170,670
REIT Self-Storage – 0.49%
CubeSmart	349	16,166
Extra Space Storage	529	86,661
Life Storage	349	37,465
National Storage Affiliates
Trust	674	34,077
Public Storage	361	108,549
		282,918
REIT Shopping Center – 0.50%
Agree Realty	377	26,575
Brixmor Property Group	1,972	45,139
Federal Realty Investment
Trust	159	18,630
Kimco Realty	1,059	22,080
Kite Realty Group Trust	441	9,707
Regency Centers	632	40,492
Retail Opportunity
Investments	1,239	21,881
SITE Centers	2,435	36,671
Urban Edge Properties	1,561	29,815
Weingarten Realty Investors	1,175	37,682
		288,672
REIT Single Tenant – 0.31%
Four Corners Property Trust	586	16,180
National Retail Properties	614	28,784
Realty Income	1,114	74,348
Spirit Realty Capital	476	22,772
STORE Capital	957	33,026
		175,110
REIT Specialty – 0.49%
Essential Properties Realty
Trust	633	17,116
Invitation Homes	2,300	85,767
Iron Mountain	3,529	149,347
Outfront Media †	297	7,137
WP Carey	287	21,416
		280,783
Utilities – 1.03%
Edison International	7,300	422,086
NRG Energy	3,779	152,294
PPL	661	18,488
		592,868
Total Common Stock
(cost $28,931,797)		33,806,998

Convertible Preferred Stock – 2.30%
2020 Mandatory
Exchangeable Trust
144A 6.50% exercise
price $47.09, maturity
date 5/16/23 #	102	183,148
Algonquin Power &
Utilities 7.75%
exercise price $18.00,
maturity date
6/15/24	965	47,920
AMG Capital Trust II
5.15% exercise price
$195.47, maturity
date 10/15/37	1,372	80,097
Bank of America 7.25%
exercise price
$50.00 **	78	110,448
El Paso Energy Capital
Trust I 4.75% exercise
price $34.49, maturity
date 3/31/28	4,592	230,748
Elanco Animal Health
5.00% exercise price
$38.40, maturity date
2/1/23	1,669	89,559
Essential Utilities 6.00%
exercise price $42.29,
maturity date
4/30/22	2,550	145,809
Lyondellbasell Advanced
Polymers 6.00%
exercise price
$52.33 **	174	182,056
QTS Realty Trust 6.50%
exercise price
$46.65 **	700	119,553
UGI 7.25% exercise
price $52.57, maturity
date 6/1/24	1,249	133,143
Total Convertible Preferred Stock
(cost $1,168,742)		1,322,481

Exchange-Traded Funds – 5.20%
iShares Core MSCI Emerging
Markets ETF	22,050	1,477,130

11

Schedule of investments
Delaware VIP® Trust — Delaware VIP Total Return Series

	Number of
	shares	Value (US $)
Exchange-Traded Funds (continued)
iShares Global Infrastructure
ETF	30,990	$1,406,326
iShares MSCI EAFE ETF	10	789
iShares Trust iShares ESG
Aware MSCI EAFE ETF	1,040	82,191
Vanguard FTSE Developed
Markets ETF	20	1,030
Vanguard Mega Cap Growth
ETF	60	13,883
Total Exchange-Traded Funds
(cost $3,035,573)		2,981,349

Short-Term Investments – 1.71%
Money Market Mutual Funds – 1.71%
BlackRock FedFund –
Institutional Shares
(seven-day effective
yield 0.03%)	245,049	245,049
Fidelity Investments
Money Market
Government Portfolio
– Class I (seven-day
effective yield 0.01%)	245,049	245,049
GS Financial Square
Government Fund –
Institutional Shares
(seven-day effective
yield 0.02%)	245,049	245,049
Morgan Stanley
Government Portfolio
– Institutional Share
Class (seven-day
effective yield 0.00%)	245,049	245,049
Total Short-Term Investments
(cost $980,196)		980,196
Total Value of
Securities–99.93%
(cost $51,655,838)		$57,317,252

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2021, the aggregate value of Rule 144A securities was $5,218,360, which represents 9.10% of the Series’ net assets. See Note 8 in “Notes to financial statements.”

^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2021. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
†	Non-income producing security.
**	Perpetual security with no stated maturity date.

Summary of abbreviations:
AG – Aktiengesellschaft
EAFE – Europe, Australasia, and Far East
ESG – Environmental, Social, and Governance
ETF – Exchange-Traded Fund
FTSE – Financial Times Stock Exchange
GS – Goldman Sachs
MSCI – Morgan Stanley Capital International
REIT – Real Estate Investment Trust
S&P – Standard & Poor’s Financial Services LLC
USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

12

Statement of assets and liabilities
Delaware VIP® Trust — Delaware VIP Total Return Series

June 30, 2021 (Unaudited)

Assets:
Investments, at value*	$57,317,252
Cash	6,425
Dividends and interest receivable	196,042
Receivable for securities sold	48,235
Foreign tax reclaims receivable	10,808
Receivable for series shares sold	72
Other assets	1,746
Total Assets	57,580,580
Liabilities:
Payable for series shares redeemed	69,988
Payable for securities purchased	51,387
Audit and tax fees payable	26,120
Investment management fees payable to affiliates	22,775
Accounting and administration fees payable to non-affiliates	15,522
Reports and statements to shareholders expenses payable to non-affiliates	15,158
Custody fees payable	12,849
Other accrued expenses	9,629
Legal fees payable to affiliates	565
Accounting and administration expenses payable to affiliates	494
Dividend disbursing and transfer agent fees and expenses payable to affiliates	355
Trustees’ fees and expenses payable to affiliates	194
Reports and statements to shareholders expenses payable to affiliates	46
Distribution fees payable to affiliates	3
Total Liabilities	225,085
Total Net Assets	$57,355,495

Net Assets Consist of:
Paid-in capital	$49,047,112
Total distributable earnings (loss)	8,308,383
Total Net Assets	$57,355,495

Net Asset Value
Standard Class:
Net assets	$57,344,053
Shares of beneficial interest outstanding, unlimited authorization, no par	4,244,851
Net asset value per share	$13.51
Service Class:
Net assets	$11,442
Shares of beneficial interest outstanding, unlimited authorization, no par	849
Net asset value per share	$13.48
____________________
*Investments, at cost	$51,655,838

See accompanying notes, which are an integral part of the financial statements.

13

Statement of operations
Delaware VIP® Trust — Delaware VIP Total Return Series

Six months ended June 30, 2021 (Unaudited)

Investment Income:
Dividends	$439,351
Interest	238,774
Foreign tax withheld	(11,572)
666,553

Expenses:
Management fees	181,558
Distribution expenses — Service Class	16
Audit and tax fees	26,786
Accounting and administration expenses	23,625
Reports and statements to shareholders expenses	13,582
Legal fees	12,572
Custodian fees	11,506
Dividend disbursing and transfer agent fees and expenses	2,433
Trustees’ fees and expenses	1,137
Registration fees	100
Other	9,633
282,948
Less expenses waived	(42,926)
Total operating expenses	240,022
Net Investment Income	426,531
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	3,483,061
Foreign currencies	561
Foreign currency exchange contracts	(3,066)
Futures contracts	3,463
Options purchased	(2,607)
Net realized gain	3,481,412
Net change in unrealized appreciation (depreciation) of:
Investments	1,466,078
Foreign currencies	(371)
Foreign currency exchange contracts	92
Futures contracts	(1,356)
Net change in unrealized appreciation (depreciation)	1,464,443
Net Realized and Unrealized Gain	4,945,855
Net Increase in Net Assets Resulting from Operations	$5,372,386

See accompanying notes, which are an integral part of the financial statements.

14

Statements of changes in net assets
Delaware VIP® Trust — Delaware VIP Total Return Series

	Six months
	ended
	6/30/21	Year ended
	(Unaudited)	12/31/20
Increase (Decrease) in Net Assets from Operations:
Net investment income	$426,531	$1,034,431
Net realized gain (loss)	3,481,412	(946,035)
Net change in unrealized appreciation (depreciation)	1,464,443	7,126
Net increase in net assets resulting from operations	5,372,386	95,522

Dividends and Distributions to Shareholders from:
Distributable earnings:
Standard Class	(1,270,802)	(6,073,008)
Service Class	(221)	(1,105)
	(1,271,023)	(6,074,113)

Capital Share Transactions:
Proceeds from shares sold:
Standard Class	1,378,721	2,876,593

Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	1,270,802	6,073,008
Service Class	221	1,105
	2,649,744	8,950,706
Cost of shares redeemed:
Standard Class	(3,686,638)	(7,328,299)
Increase (decrease) in net assets derived from capital share transactions	(1,036,894)	1,622,407
Net Increase (Decrease) in Net Assets	3,064,469	(4,356,184)

Net Assets:
Beginning of period	54,291,026	58,647,210
End of period	$57,355,495	$54,291,026

See accompanying notes, which are an integral part of the financial statements.

15

Financial highlights
Delaware VIP® Total Return Series Standard Class

Selected data for each share of the Series outstanding throughout each period were as follows:

	Six months
	ended
	6/30/21[1]	Year ended
	(Unaudited)	12/31/20	12/31/19[2]	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$12.56	$14.29	$12.50	$13.83	$12.58	$11.98

Income (loss) from investment operations
Net investment income[3]	0.10	0.24	0.22	0.24	0.18	0.18
Net realized and unrealized gain (loss)	1.15	(0.44)	2.08	(1.28)	1.28	0.59
Total from investment operations	1.25	(0.20)	2.30	(1.04)	1.46	0.77

Less dividends and distributions from:
Net investment income	(0.30)	(0.27)	(0.26)	(0.22)	(0.21)	(0.17)
Net realized gain	—	(1.26)	(0.25)	(0.07)	—	—
Total dividends and distributions	(0.30)	(1.53)	(0.51)	(0.29)	(0.21)	(0.17)

Net asset value, end of period	$13.51	$12.56	$14.29	$12.50	$13.83	$12.58
Total return[4]	10.02% [5]	0.91% [5]	18.88% [5]	(7.65% )	11.75%	6.62%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$57,344	$54,281	$58,637	$51,630	$47,910	$40,400
Ratio of expenses to average net assets[6]	0.86%	0.86%	0.93%	0.90%	0.86%	0.89%
Ratio of expenses to average net assets prior to
fees waived[6]	1.01%	1.06%	0.99%	0.90%	0.86%	0.89%
Ratio of net investment income to average net
assets	1.53%	2.01%	1.63%	1.80%	1.39%	1.45%
Ratio of net investment income to average net
assets prior to fees waived	1.38%	1.81%	1.57%	1.80%	1.39%	1.45%
Portfolio turnover	58%	87%	150% [7]	68%	48%	67%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	On October 4, 2019, the First Investors Life Series Total Return Fund shares were reorganized into Standard Class shares of the Series. See “Notes to financial statements.” The Standard Class shares financial highlights for the period prior to October 4, 2019, reflect the performance of the First Investors Life Series Total Return Fund shares.
[3]	The average shares outstanding have been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.
[5]	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Series invests.
[7]	The Series’ portfolio turnover rate increased substantially during the year ended December 31, 2019 due to a change in the Series’ portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

16

Delaware VIP® Total Return Series Service Class

Selected data for each share of the Series outstanding throughout each period were as follows:

	Six months		10/31/19[1]
	ended	Year ended	to
	6/30/21[2]	12/31/20	12/31/19
Net asset value, beginning of period	$12.52	$14.29	$13.79

Income (loss) from investment operations
Net investment income[3]	0.08	0.20	0.04
Net realized and unrealized gain (loss)	1.15	(0.44)	0.46
Total from investment operations	1.23	(0.24)	0.50

Less dividends and distributions from:
Net investment income	(0.27)	(0.27)	—
Net realized gain	—	(1.26)	—
Total dividends and distributions	(0.27)	(1.53)	—

Net asset value, end of period	$13.48	$12.52	$14.29
Total return[4]	9.85%	0.54%	3.63%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$11	$10	$10
Ratio of expenses to average net assets[5]	1.16%	1.16%	1.16%
Ratio of expenses to average net assets prior to fees waived[5]	1.31%	1.36%	1.50%
Ratio of net investment income to average net assets	1.23%	1.71%	1.79%
Ratio of net investment income to average net assets prior to fees waived	1.08%	1.51%	1.45%
Portfolio turnover	58%	87%	150% [6,7]

[1]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding have been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Series invests.
[6]	Portfolio turnover is representative of the Series for the entire period.
[7]	The Series’ portfolio turnover rate increased substantially during the year ended December 31, 2019 due to a change in the Series’ portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

17

Notes to financial statements
Delaware VIP® Trust — Delaware VIP Total Return Series

June 30, 2021 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust. The Trust consists of 12 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940, as amended (1940 Act). These financial statements and the related notes pertain to Delaware VIP Total Return Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the 1940 Act and offers Standard Class and Service Class shares. The Standard Class shares do not carry a distribution and service (12b-1) fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

Before the Series commenced operations, on October 4, 2019, all of the assets and liabilities of the First Investors Life Series Total Return Fund, its Predecessor Series were transferred to the Series in a tax-free reorganization as set forth in an agreement and plan of reorganization (the Foresters Reorganization) between the Trust, on behalf of the Series, and Foresters Investment Management Company, Inc. (FIMCO), on behalf of the Predecessor Series. As a result of the Foresters Reorganization, the Series assumed the performance and accounting history of the Predecessor Series. Financial information included for the dates prior to the Foresters Reorganization is that of the Predecessor Series.

On December 2, 2020, Waddell & Reed Financial, Inc., the parent company of Ivy Investment Management Company, the investment adviser of the Ivy Funds Complex (the Ivy Funds), and Macquarie Management Holdings, Inc., the US holding company for Macquarie Group Limited’s US asset management business (Macquarie), announced that they had entered into an agreement whereby Macquarie would acquire the investment management business of Waddell & Reed Financial, Inc. (the “Transaction”). The Transaction closed on April 30, 2021. The Ivy Funds, as part of Delaware Funds® by Macquarie, are now managed by Delaware Management Company (DMC) and distributed by Delaware Distributors, L.P. (DDLP).

1. Significant Accounting Policies

The Series follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Series.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Other debt securities are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations (CMOs), commercial mortgage securities, and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Open-end investment companies are valued at their published net asset value (NAV). Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management

18

has analyzed the Series’ tax positions taken or expected to be taken on the Series’ federal income tax returns through the six months ended June 30, 2021 and for all open tax years (years ended December 31, 2017–December 31, 2020), and has concluded that no provision for federal income tax is required in the Series’ financial statements. In regard to foreign taxes only, the Series has open tax years in certain foreign countries in which it invests that may date back to the inception of the Series. If applicable, the Series recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statement of operations.” During the six months ended June 30, 2021, the Series did not incur any interest or tax penalties.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Underlying Funds — The Series may invest in other investment companies (Underlying Funds) to the extent permitted by the 1940 Act. The Underlying Funds in which the Series invests include ETFs. The Series will indirectly bear the investment management fees and other expenses of the Underlying Funds.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Series’ prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of gains (losses), attributable to changes in foreign exchange rates, is included on the “Statement of operations” under “Net realized gain (loss) on foreign currencies.” The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Series’ understanding of the applicable country’s tax rules and rates. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer, which are estimated. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Series receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statement of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” There were no such earnings credits for the six months ended June 30, 2021.

The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations”

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Notes to financial statements
Delaware VIP® Trust — Delaware VIP Total Return Series

1. Significant Accounting Policies (continued)

under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended June 30, 2021, the Series earned less than $1 under this arrangement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Series pays DMC, a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.65% on the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual series operating expenses from exceeding 0.86% of the Series’ average daily net assets for the Standard Class and 1.16% for the Service Class from January 1, 2021 through June 30, 2021.* These waivers and reimbursements may be terminated only by agreement of DMC and the Series. The waivers and reimbursements are accrued daily and received monthly.

Macquarie Investment Management Austria Kapitalanlage AG (MIMAK) is primarily responsible for the day-to-day management of the Series’ portfolio and determines its asset allocation.

DMC may seek investment advice and recommendations from its affiliates Macquarie Investment Management Europe Limited and Macquarie Investment Management Global Limited (together, the “Affiliated Sub-Advisors”). The Manager may also permit these Affiliated Sub-Advisors to execute security trades for the Series on behalf of DMC and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize an Affiliated Sub-Advisor’s specialized market knowledge; Macquarie Investment Management Global Limited is also responsible for managing real estate investment trust securities and other equity asset classes to which the portfolio managers may allocate assets from time to time, as well as providing quantitative support.

DMC may permit its affiliate Macquarie Funds Management Hong Kong Limited to execute Series security trades on its behalf. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Series, pays each Affiliated Sub-Advisor a portion of its investment management fee.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Series. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended June 30, 2021, the Series was charged $2,802 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Series. For these services, DIFSC’s fees are calculated daily and paid monthly, at the annual rate of 0.0075% of the Series’ average daily net assets. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended June 30, 2021, the Series was charged $2,225 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are paid by the Series and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, the Series pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.30% of the average daily net assets of the Service Class shares. The fees are calculated daily and paid monthly. Standard Class shares do not pay 12b-1 fees.

20

As provided in the investment management agreement, the Series bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Series. For the six months ended June 30, 2021, the Series was charged $5,682 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

In addition to the management fees and other expenses of the Series, the Series indirectly bears the investment management fees and other expenses of the investment companies (Underlying Funds) in which it invests. The amount of these fees and expenses incurred indirectly by the Series will vary based upon the expense and fee levels of the Underlying Funds and the number of shares that are owned of the Underlying Funds at different times.
____________________

*The aggregate contractual waiver period covering this report is from October 4, 2019 through April 30, 2022.

3. Investments

For the six months ended June 30, 2021, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than US government securities	$22,174,689
Purchases of US government securities	9,378,558
Sales other than US government securities	26,289,051
Sales of US government securities	6,532,833

At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments and derivatives for the Series were as follows:

Cost of investments and derivatives	$51,817,482
Aggregate unrealized appreciation of investments and derivatives	$6,154,820
Aggregate unrealized depreciation of investments	(655,050)
Net unrealized appreciation of investments and derivatives	$5,499,770

At December 31, 2020, capital loss carryforwards available to offset future realized capital gains were as follows:

Loss carryforward character
Short-term	Long-term	Total
$1,000,868	$—	$1,000,868

US GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the

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Notes to financial statements
Delaware VIP® Trust — Delaware VIP Total Return Series

3. Investments (continued)

asset or liability based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 –	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2021:

	Level 1	Level 2	Total
Securities
Assets:
Common Stock	$33,806,998	$—	$33,806,998
Convertible Bonds	—	4,542,799	4,542,799
Convertible Preferred Stock	1,322,481	—	1,322,481
Corporate Bonds	—	7,135,833	7,135,833
Exchange-Traded Funds	2,981,349	—	2,981,349
US Treasury Obligations	—	6,547,596	6,547,596
Short-Term Investments	980,196	—	980,196
Total Value of Securities	$39,091,024	$18,226,228	$57,317,252

During the six months ended June 30, 2021, there were no transfers into or out of Level 3 investments. The Series’ policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Series’ net assets. During the six months ended June 30, 2021, there were no Level 3 investments.

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4. Capital Shares

Transactions in capital shares were as follows:

	Six months
	ended	Year ended
	6/30/21	12/31/20
Shares sold:
Standard Class	106,411	246,344
Shares issued upon reinvestment of dividends and distributions:
Standard Class	96,492	587,332
Service Class	17	107
	202,920	833,783
Shares redeemed:
Standard Class	(280,713)	(613,240)
Net increase (decrease)	(77,793)	220,543

5. Line of Credit

The Series, along with certain other funds in the Delaware Funds (Participants), is a participant in a $225,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15% with the addition of an upfront fee of 0.05%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expires on November 1, 2021.

The Series had no amounts outstanding as of June 30, 2021, or at any time during the period then ended.

6. Derivatives

US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts

The Series may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the US dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Series may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Series’ maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty. No foreign currency exchange contracts and foreign cross currency exchange contracts were outstanding at June 30, 2021.

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Notes to financial statements
Delaware VIP® Trust — Delaware VIP Total Return Series

6. Derivatives (continued)

During the six months ended June 30, 2021, the Series entered into foreign currency exchange contracts and foreign cross currency exchange contracts to fix the US dollar value of a security between trade date and settlement date and to hedge the US dollar value of securities it already owns that are denominated in foreign currencies to increase (decrease) exposure to foreign currencies.

During the six months ended June 30, 2021, the Series experienced net realized and unrealized gains or losses attributable to foreign currency holdings, which are disclosed on the “Statement of assets and liabilities” and “Statement of operations.”

Futures Contracts

A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Series may use futures contracts in the normal course of pursuing its investment objective. The Series may invest in futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions. Upon entering into a futures contract, the Series deposits cash or pledges US government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Series because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. No futures contracts were outstanding at June 30, 2021.

During the six months ended June 30, 2021, the Series entered into futures contracts to hedge the Series’ existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.

Options Contracts

The Series may enter into options contracts in the normal course of pursuing its investment objectives. The Series may buy or write options contracts for any number of reasons, including without limitation: to manage the Series’ exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting the Series’ overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Series may buy or write call or put options on securities, futures, swaps, and foreign currencies. When the Series buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the options purchased. When the Series writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Series on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Series has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Series. The Series, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Series is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. No options contracts were outstanding at June 30, 2021.

During the six months ended June 30, 2021, the Series entered into option contracts to manage the Series’ exposure to changes in securities prices caused by interest rates or market conditions.

Swap Contracts

The Series may enter into CDS contracts in the normal course of pursuing its investment objective. The Series may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets. The Series will not be permitted to enter into any swap transactions unless, at the time of entering into such transactions, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least BBB- by Standard & Poor’s Financial Services LLC (S&P) or Baa3 by Moody’s Investors Service, Inc. (Moody’s) or is determined to be of equivalent credit quality by DMC.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Series in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

CDS contracts may involve greater risks than if the Series had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk, and credit risk. The Series’ maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty, and (2) for cleared swaps, trading these instruments through a central counterparty. No CDS contracts were outstanding at June 30, 2021.

Swaps Generally. The value of open swaps may differ from that which would be realized in the event the Series terminated its position in the contract on a given day. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the “Schedule of investments.”

The effect of derivative instruments on the “Statement of operations” for the six months ended June 30, 2021 was as follows:

	Net Realized Gain (Loss) on:
	Foreign
	Currency
	Exchange	Futures	Options
	Contracts	Contracts	Purchased	Total
Currency
contracts	$(3,066)	$—	$—	$(3,066)
Interest rate
contracts	—	3,463	—	3,463
Equity
contracts	—	—	(2,607)	(2,607)
Total	$(3,066)	$3,463	$(2,607)	$(2,210)

	Net Change in Unrealized
	Appreciation (Depreciation) of:
	Foreign
	Currency
	Exchange	Futures
	Contracts	Contracts	Total
Currency
contracts	$92	$—	$92
Interest rate
contracts	—	(1,356)	(1,356)
Total	$92	$(1,356)	$(1,264)

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Notes to financial statements
Delaware VIP® Trust — Delaware VIP Total Return Series

6. Derivatives (continued)

The table below summarizes the average balance of derivative holdings by the Series during the six months ended June 30, 2021:

	Long Derivative	Short Derivative
	Volume	Volume
Foreign currency exchange contracts (average notional value)	$9,807	$6,472
Futures contracts (average notional value)	886,009	43,841
Options contracts (average notional value)*	43	—

*	Long represents purchased options and short represents written options.

7. Securities Lending

The Series, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.
Cash collateral received by each series of the Trust is generally invested in a series of individual separate accounts, each corresponding to a series. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. A series can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent, and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Series may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Series’ cash collateral account may be less than the amount the Series would be required to return to the borrowers of the securities and the Series would be required to make up for this shortfall.

During the six months ended June 30, 2021, the Series had no securities out on loan.

8. Credit and Market Risk

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand, and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations, and individual issuers, all of which may negatively impact the Series’ performance.

When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.

IBOR is the risk that changes related to the use of the London interbank offered rate (LIBOR) and other interbank offered rate (collectively, “IBORs”) could have adverse impacts on financial instruments that reference LIBOR (or the corresponding IBOR). The abandonment of LIBOR could affect the value and liquidity of instruments that reference LIBOR. The use of alternative reference rate products may impact investment strategy performance. These risks may also apply with respect to changes in connection with other IBORs, such as the euro overnight index average (EONIA), which are also the subject of recent reform.

The Series invests in bank loans and other securities that may subject it to direct indebtedness risk, the risk that the Series will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Series more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated.

Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Series may involve revolving credit facilities or other standby financing commitments that obligate the Series to pay additional cash on a certain date or on demand. These commitments may require the Series to increase its investment in a company at a time when the Series might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Series is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments. When a loan agreement is purchased, the Series may pay an assignment fee. On an ongoing basis, the Series may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by the borrower. Prepayment penalty, facility, commitment, consent, and amendment fees are recorded to income as earned or paid.

As the Series may be required to rely upon another lending institution to collect and pass on to the Series amounts payable with respect to the loan and to enforce the Series’ rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Series from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Series.

Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Series invests will cause the NAV of the Series to fluctuate.

Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the US. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

The Series invests in REITs and is subject to the risks associated with that industry. If the Series holds real estate directly or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended June 30, 2021. The Series’ REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

(continues)                    27

Notes to financial statements
Delaware VIP® Trust — Delaware VIP Total Return Series

8. Credit and Market Risk (continued)

The Series invests in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC and lower than Baa3 by Moody’s Investors Service, Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Series invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are CMOs. CMOs are debt securities issued by US government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Series’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Series may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Series invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Series will not pay any additional fees for such credit support, although the existence of credit support may increase the price of the security.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedule of investments.”

9. Contractual Obligations

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

10. Recent Accounting Pronouncements

In March 2020, FASB issued an Accounting Standards Update (ASU), ASU 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. As of the financial reporting period, Management is evaluating the impact of applying this ASU.

11. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2021, that would require recognition or disclosure in the Series’ financial statements.

Other Series information (Unaudited)
Delaware VIP® Total Return Series

Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.

The Series has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Board has designated the Division Director of the US Operational Risk Group of Macquarie Asset Management as the Program Administrator for each Series in the Trust.

As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of the Series’ liquidity risk; (2) classification of each of the Series’ portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Series’ net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Series’ acquisition of Illiquid investments if, immediately after the acquisition, the Series would hold more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Series’ holdings of Illiquid assets exceed 15% of the Series’ net assets. Series with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

In assessing and managing the Series’ liquidity risk, the Program Administrator considers, as relevant, a variety of factors, including: (1) the Series’ investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Series during both normal and reasonably foreseeable stressed conditions; and (3) the Series’ holdings of cash and cash equivalents and any borrowing arrangements. Classification of the Series’ portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or to sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. The Series primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.

At a meeting of the Board held on May 25-27, 2021, the Program Administrator provided a written report to the Board addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from April 1, 2020 through March 31, 2021. The report concluded that the Program is appropriately designed and effectively implemented and that it meets the requirements of Rule 22e-4 and the Series’ liquidity needs. The Series’ HLIM is set at an appropriate level and the Series complied with its HLIM at all times during the reporting period.

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Series’ Forms N-PORT, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Series’ most recent Form N-PORT are available without charge on the Series’ website at delawarefunds.com/vip/literature. The Series’ Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

(1737423)
SA-VIPTR-821

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE VIP® TRUST

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	September 1, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	September 1, 2021

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	September 1, 2021